UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (10.1%)
Australia (0.0%)
Evolution Mining Ltd.	13,842	$16
Goodman Group REIT	33	—	@
Newcrest Mining Ltd. (a)	6,895	90
Northern Star Resources Ltd.	8,480	22
OceanaGold Corp. CDI	1,296	4
Stockland REIT	66	—	@
		132
Belgium (0.0%)
KBC Groep N.V.	765	40

Canada (0.3%)
Agnico-Eagle Mines Ltd.	1,850	67
Barrick Gold Corp.	8,800	119
Centerra Gold, Inc.	3,700	17
Detour Gold Corp. (a)	2,850	45
Eldorado Gold Corp.	9,050	29
First Majestic Silver Corp. (a)	150	1
Franco-Nevada Corp.	1,500	92
Goldcorp, Inc.	4,750	77
Kinross Gold Corp. (a)	18,050	61
New Gold, Inc. (a)	8,000	30
Osisko Gold Royalties Ltd.	1,450	15
Pan American Silver Corp.	2,400	26
SEMAFO, Inc. (a)	4,750	17
Silver Wheaton Corp.	3,850	64
Yamana Gold, Inc.	12,050	37
		697
China (0.0%)
Hanergy Thin Film Power Group Ltd. (a)(b)(c)(d)	178,000	5
Zhaojin Mining Industry Co., Ltd. H Shares (b)	12,250	9
Zijin Mining Group Co., Ltd. H Shares (b)	83,000	26
		40
Denmark (0.2%)
Danske Bank A/S	2,139	60
Novo Nordisk A/S Series B	5,896	320
Pandora A/S	330	43
Vestas Wind Systems A/S	664	47
		470
Finland (0.1%)
Kone Oyj, Class B	1,028	50
Nokia Oyj	17,396	103
Sampo Oyj, Class A	1,341	64
		217
France (1.4%)
Accor SA	4,322	183
Air Liquide SA	1,028	116
Airbus Group SE	1,784	119
Atos SE	1,657	135
AXA SA	5,870	138

BNP Paribas SA	3,171	160
Bouygues SA	5,146	210
Cap Gemini SA	3,600	338
Cie de Saint-Gobain	7,215	318
Cie Generale des Etablissements Michelin	557	57
Engie	4,391	68
Essilor International SA	613	76
Groupe Eurotunnel SE	3,477	39
Kering	229	41
Legrand SA	793	44
LVMH Moet Hennessy Louis Vuitton SE	837	143
Orange SA	6,000	105
Publicis Groupe SA	569	40
Renault SA	573	57
Rexel SA	4,090	58
Safran SA	939	66
Sanofi	3,548	286
Schneider Electric SE	1,675	106
Societe Generale SA	2,162	80
Total SA	6,530	298
Unibail-Rodamco SE REIT	299	82
Vinci SA	5,516	411
Vivendi SA	3,527	74
		3,848
Germany (1.1%)
Adidas AG	635	74
Allianz SE (Registered)	1,375	224
BASF SE	2,754	208
Bayer AG (Registered)	2,490	293
Bayerische Motoren Werke AG	988	91
Continental AG	332	75
Daimler AG (Registered)	2,885	221
Deutsche Bank AG (Registered)	4,110	70
Deutsche Boerse AG	3,457	295
Deutsche Post AG (Registered)	2,909	81
Deutsche Telekom AG (Registered)	9,687	174
E.ON SE	6,023	58
Fresenius Medical Care AG & Co., KGaA	654	58
Fresenius SE & Co., KGaA	1,144	83
Infineon Technologies AG	3,441	49
Linde AG	559	81
Merck KGaA	386	32
Muenchener Rueckversicherungs AG (Registered)	500	102
ProSiebenSat.1 Media SE (Registered)	3,435	177
SAP SE	2,957	239
Siemens AG (Registered)	2,377	252
Volkswagen AG (Preference)	557	71
Vonovia SE	1,400	50
		3,058
Hong Kong (0.0%)
G-Resources Group Ltd.	208,500	4

Ireland (0.1%)
CRH PLC	8,656	244

Italy (0.3%)
Assicurazioni Generali SpA	3,514	52
Atlantia SpA	9,358	260

Enel SpA	21,225	94
Eni SpA	7,665	116
Intesa Sanpaolo SpA	38,378	106
Mediobanca SpA	22,013	159
Snam SpA	6,438	40
Telecom Italia SpA (a)	34,984	38
UniCredit SpA	14,403	52
		917
Mexico (0.0%)
Primero Mining Corp. (a)	2,650	5

Netherlands (0.3%)
Akzo Nobel N.V.	746	51
ASML Holding N.V.	1,049	107
ING Groep N.V. CVA	11,626	141
Koninklijke KPN N.V.	9,624	40
Koninklijke Philips N.V.	2,873	82
Randstad Holding N.V.	3,384	187
RELX N.V.	2,963	52
Wolters Kluwer N.V.	910	36
		696
Nicaragua (0.0%)
B2Gold Corp. (a)	13,600	23

Norway (0.0%)
DNB ASA	2,930	35
Statoil ASA	3,327	52
Telenor ASA	2,270	37
		124
Peru (0.0%)
Cia de Minas Buenaventura SA ADR (a)	4,400	32

Portugal (0.0%)
Banco Espirito Santo SA (Registered) (a)(c)	570,338	1

South Africa (0.1%)
AngloGold Ashanti Ltd. ADR (a)	6,150	84
Gold Fields Ltd. ADR	13,250	52
Harmony Gold Mining Co., Ltd. ADR (a)	6,650	25
		161
Spain (0.4%)
Amadeus IT Holding SA, Class A	1,313	56
Banco Bilbao Vizcaya Argentaria SA	19,113	127
Banco Santander SA	43,470	192
Iberdrola SA	16,436	110
Industria de Diseno Textil SA	3,283	110
International Consolidated Airlines Group SA	26,888	214
Repsol SA	3,246	37
Telefonica SA	13,485	151
		997
Sweden (0.2%)
Assa Abloy AB, Class B	3,001	59
Atlas Copco AB, Class A	2,043	51

Hennes & Mauritz AB, Class B	2,833	95
Investor AB, Class B	1,389	49
Nordea Bank AB	9,098	87
Skandinaviska Enskilda Banken AB, Class A	4,548	44
Svenska Handelsbanken AB, Class A	4,462	57
Swedbank AB, Class A	2,733	59
Telefonaktiebolaget LM Ericsson, Class B	9,147	92
TeliaSonera AB	7,881	41
Volvo AB, Class B	4,582	50
		684
Switzerland (0.8%)
ABB Ltd. (Registered) (a)	6,594	129
Actelion Ltd. (Registered) (a)	311	46
Adecco SA (Registered) (a)	4,022	262
Cie Financiere Richemont SA (Registered)	1,562	103
Credit Suisse Group AG (Registered) (a)	5,423	77
Geberit AG (Registered)	112	42
Givaudan SA (Registered)	27	53
LafargeHolcim Ltd. (Registered) (a)	1,385	65
Novartis AG (Registered)	6,845	496
Roche Holding AG (Genusschein)	2,110	519
Swiss Re AG	1,051	97
Swisscom AG (Registered)	77	42
Syngenta AG (Registered)	280	116
UBS Group AG (Registered)	11,040	178
Zurich Insurance Group AG (a)	450	105
		2,330
Turkey (0.0%)
Alacer Gold Corp. (a)	3,950	7

United Kingdom (1.5%)
ARM Holdings PLC	4,239	62
AstraZeneca PLC	3,798	213
Aviva PLC	12,289	81
BAE Systems PLC	9,475	69
Barclays PLC	50,208	108
BHP Billiton PLC	6,351	71
BP PLC	54,939	276
BT Group PLC	25,213	160
Centrica PLC	15,315	50
Compass Group PLC	4,937	87
Experian PLC	2,932	52
GlaxoSmithKline PLC	14,619	297
Glencore PLC (a)	37,041	84
HSBC Holdings PLC	58,824	367
ITV PLC	11,631	40
Legal & General Group PLC	17,881	60
Lloyds Banking Group PLC	172,354	168
London Stock Exchange Group PLC	933	38
National Grid PLC	11,254	160
Next PLC	433	34
Old Mutual PLC	14,960	42
Paddy Power Betfair PLC	245	34
Prudential PLC	7,707	144
RELX PLC	3,400	63
Rio Tinto PLC	3,749	105
Rolls-Royce Holdings PLC (a)	5,508	54
Royal Dutch Shell PLC, Class A	11,761	284

Royal Dutch Shell PLC, Class B	11,931	291
Shire PLC	1,790	102
Sky PLC	3,128	46
Smith & Nephew PLC	2,661	44
SSE PLC	2,984	64
Standard Chartered PLC	9,872	67
Vodafone Group PLC	79,897	254
Wolseley PLC	767	43
WPP PLC	3,869	90
		4,204
United States (3.3%)
Alamos Gold, Inc., Class A	4,150	22
Bank of America Corp.	86,200	1,165
BB&T Corp.	6,500	216
CIT Group, Inc.	1,400	43
Citigroup, Inc.	24,800	1,035
Citizens Financial Group, Inc.	4,300	90
Coeur Mining, Inc. (a)	2,300	13
Comerica, Inc.	1,500	57
Fifth Third Bancorp	6,500	108
First Republic Bank	1,200	80
Goldman Sachs Group, Inc. (The)	3,300	518
Hecla Mining Co.	6,200	17
Huntington Bancshares, Inc.	6,600	63
IAMGOLD Corp. (a)	5,750	13
JPMorgan Chase & Co.	30,800	1,824
KeyCorp	7,100	78
M&T Bank Corp.	1,200	133
New York Community Bancorp, Inc.	3,900	62
Newmont Mining Corp.	3,900	104
People’s United Financial, Inc.	2,900	46
PNC Financial Services Group, Inc. (The)	4,300	364
Regions Financial Corp.	10,900	86
Royal Gold, Inc.	1,000	51
Sibanye Gold Ltd. ADR	3,600	55
Signature Bank (a)	500	68
SunTrust Banks, Inc.	4,200	152
Tahoe Resources, Inc.	3,500	35
US Bancorp	14,800	601
Wells Fargo & Co.	41,000	1,983
		9,082
Total Common Stocks (Cost $27,783)		28,013

	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (a)	1,077	1
Safeway PDC, LLC CVR (a)	1,077	—	@
Total Rights (Cost $1)		1

		Face Amount (000)	Value (000)
Fixed Income Securities (24.9%)
Corporate Bonds (8.9%)
France (4.4%)
BNP Paribas SA, 1.00%, 4/18/17 (e)		$12,160	12,189

Germany (4.5%)
Deutsche Bank AG,
0.00%, 4/11/17 (f)		45	4,658
Series 0002
0.00%, 3/17/17 (f)		62	7,871
			12,529
Total Corporate Bonds (Cost $24,205)			24,718

Sovereign (1.1%)
Greece (1.1%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 — 2/24/42 (g) (Cost $2,968)	EUR	4,340	3,040

U.S. Treasury Security (14.9%)
United States (14.9%)
U.S. Treasury Inflation Indexed Bond, 0.63%, 1/15/26 (Cost $40,685)		$39,705	41,540
Total Fixed Income Securities (Cost $67,858)			69,298

		Notional Amount (000)
Call Options Purchased (0.3%)
China (0.3%)
USD/CNH October 2016 @ CNH 6.75, Citibank NA		16,650	215
USD/CNH October 2016 @ CNH 6.75, Goldman Sachs International		12,850	166
USD/CNH October 2016 @ CNH 6.75, JPMorgan Chase Bank NA		27,270	352
Total Call Options Purchased (Cost $1,094)			733

		Shares
Short-Term Investments (61.1%)
Investment Company (58.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $162,888)		162,888,314	162,888

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.5%)
U.S. Treasury Bills,
0.28%, 6/9/16 (i)(j)	$560	560
0.29%, 6/9/16 (i)(j)	2,840	2,839
0.30%, 6/9/16 (i)(j)	240	240
0.31%, 6/9/16 (i)(j)	380	380
0.32%, 6/9/16 (i)(j)	540	540
0.51%, 6/9/16 (i)(j)	2,560	2,559
Total U.S. Treasury Securities (Cost $7,115)		7,118
Total Short-Term Investments (Cost $170,003)		170,006
Total Investments (96.4%) (Cost $266,739) (k)(l)		268,051
Other Assets in Excess of Liabilities (3.7%)		10,308
Total Written Options Outstanding (-0.1%) (Premiums received $584)		(298)
Net Assets (100.0%)		$278,061

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security has been deemed illiquid at March 31, 2016.
(d)

At March 31, 2016, the Portfolio held a fair valued security valued at approximately $5,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.
(f)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.
(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $35,000 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at March 31, 2016.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,707,000 and the aggregate gross unrealized depreciation is approximately $1,395,000 resulting in net unrealized appreciation of approximately $1,312,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Call Options Written:
The Portfolio had the following call options written open at March 31, 2016:

Counterparty	Notional Amount (000)	Description	Strike Price		Expiration Date	Value (000)
Citibank NA	16,650	USD/CNH (Premiums received $171)	CNH	7.25	Oct-16	$(87)
Goldman Sachs International	12,850	USD/CNH (Premiums received $132)	7.25		Oct-16	(68)
JPMorgan Chase Bank NA	27,270	USD/CNH (Premiums received $281)	7.25		Oct-16	(143)
						$(298)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	BRL	788		$220	4/20/16	$2
Citibank NA		$969	BRL	3,592	4/20/16	25
Citibank NA		$967	BRL	3,583	4/20/16	25
Bank of America NA	CHF	8,969		$9,104	4/21/16	(230)
Bank of America NA	EUR	2,631		$2,997	4/21/16	2
Bank of America NA	EUR	7,188		$7,987	4/21/16	(196)
Bank of America NA	HKD	2,727		$351	4/21/16	(— @)
Bank of America NA	SEK	10,598		$1,308	4/21/16	2
Bank of America NA		$1,739	CHF	1,665	4/21/16	(6)
Bank of America NA		$185	GBP	129	4/21/16	(— @)
Bank of America NA		$1,877	PLN	7,268	4/21/16	70
Bank of America NA		$9,373	SEK	77,948	4/21/16	234
Bank of Montreal	CAD	386		$289	4/21/16	(8)
Bank of Montreal	NZD	46		$30	4/21/16	(1)
Bank of Montreal		$1,839	TRY	5,377	4/21/16	59
Bank of New York Mellon	CHF	2,732		$2,777	4/21/16	(67)
Bank of New York Mellon		$1,316	SEK	10,918	4/21/16	29
Barclays Bank PLC	EUR	539		$599	4/21/16	(15)
Barclays Bank PLC	EUR	7,382		$8,291	4/21/16	(113)
Barclays Bank PLC		$1,828	SGD	2,524	4/21/16	44
BNP Paribas SA		$1,858	CLP	1,273,253	4/21/16	40
Citibank NA	MYR	1,970		$510	4/21/16	6
Citibank NA		$273	JPY	30,656	4/21/16	(— @)
Citibank NA		$2,153	KRW	2,574,825	4/21/16	98
Citibank NA		$16,545	MYR	68,348	4/21/16	949
Citibank NA		$939	THB	32,953	4/21/16	(2)
Credit Suisse International	EUR	21,031		$23,393	4/21/16	(550)
Credit Suisse International		$1,807	ILS	7,038	4/21/16	68
Credit Suisse International		$915	THB	32,153	4/21/16	(2)
Goldman Sachs International	EUR	13,805		$15,356	4/21/16	(361)
Goldman Sachs International	EUR	158		$177	4/21/16	(3)
Goldman Sachs International	HKD	3,015		$389	4/21/16	(— @)
Goldman Sachs International	JPY	709,762		$6,296	4/21/16	(14)
Goldman Sachs International	MXN	10,019		$581	4/21/16	2
Goldman Sachs International		$771	EUR	689	4/21/16	13
Goldman Sachs International		$1,570	GBP	1,108	4/21/16	22
Goldman Sachs International		$659	HKD	5,114	4/21/16	(— @)
Goldman Sachs International		$1,680	HUF	469,812	4/21/16	22
Goldman Sachs International		$593	JPY	66,502	4/21/16	(2)
Goldman Sachs International		$669	MXN	12,026	4/21/16	26
JPMorgan Chase Bank NA	CHF	6,839		$6,951	4/21/16	(167)
JPMorgan Chase Bank NA	EUR	663		$738	4/21/16	(17)
JPMorgan Chase Bank NA	KRW	15,491,061		$12,828	4/21/16	(712)
JPMorgan Chase Bank NA	MYR	8,909		$2,139	4/21/16	(141)
JPMorgan Chase Bank NA	MYR	50,483		$12,153	4/21/16	(769)
JPMorgan Chase Bank NA	RUB	97,015		$1,434	4/21/16	(3)
JPMorgan Chase Bank NA		$1,867	IDR	24,731,730	4/21/16	(7)
JPMorgan Chase Bank NA		$926	INR	62,678	4/21/16	17
JPMorgan Chase Bank NA		$902	INR	61,066	4/21/16	17
JPMorgan Chase Bank NA		$303	KRW	345,425	4/21/16	(1)
JPMorgan Chase Bank NA		$12,285	KRW	14,590,678	4/21/16	467
JPMorgan Chase Bank NA		$1,910	RUB	138,731	4/21/16	145
JPMorgan Chase Bank NA		$8,921	RUB	648,125	4/21/16	677

JPMorgan Chase Bank NA		$6,738	SEK	55,887	4/21/16	151
JPMorgan Chase Bank NA		$1,853	TWD	60,900	4/21/16	40
State Street Bank and Trust Co.	EUR	371		$413	4/21/16	(10)
State Street Bank and Trust Co.	JPY	421,003		$3,735	4/21/16	(8)
State Street Bank and Trust Co.		$155	DKK	1,042	4/21/16	4
State Street Bank and Trust Co.		$47,699	EUR	42,180	4/21/16	323
UBS AG	AUD	75		$56	4/21/16	(2)
UBS AG	CHF	5,457		$5,547	4/21/16	(133)
UBS AG	DKK	3,135		$479	4/21/16	— @
UBS AG		$6,912	MXN	124,275	4/21/16	269
UBS AG		$1,730	ZAR	27,763	4/21/16	144
Citibank NA	CNY	36,293		$5,816	5/19/16	215
Citibank NA	CNY	106,316		$17,034	5/19/16	625
Citibank NA		$829	CNY	5,177	5/19/16	(30)
Citibank NA		$1,613	CNY	10,597	5/19/16	23
Citibank NA		$2,597	CNY	16,859	5/19/16	5
Citibank NA		$699	CNY	4,497	5/19/16	(5)
Citibank NA		$437	CNY	2,860	5/19/16	4
Citibank NA		$4,875	CNY	32,452	5/19/16	134
Citibank NA		$468	CNY	3,119	5/19/16	14
Citibank NA		$4,371	CNY	29,654	5/19/16	206
Deutsche Bank AG	CNY	70,878		$11,358	5/19/16	419
Deutsche Bank AG		$16,017	CNY	108,272	5/19/16	694
Citibank NA	CNH	113,488		$17,065	9/22/16	(351)
JPMorgan Chase Bank NA	CNH	113,078		$17,011	9/22/16	(342)
JPMorgan Chase Bank NA		$1,655	CNH	10,786	9/22/16	— @
Citibank NA	CNH	92,402		$14,015	3/16/17	3
						$2,066

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)

Long:
Euro Stoxx 50 Index (Germany)	648	$21,612	Jun-16	$(28)
FTSE 100 Index (United Kingdom)	1	88	Jun-16	1
MSCI Emerging Market E Mini (United States)	56	2,335	Jun-16	(8)
NIKKEI 225 Index (Japan)	49	3,649	Jun-16	(32)
S&P 500 E Mini Index (United States)	622	63,802	Jun-16	758
Sugar No. 11 (United States)	39	670	Apr-16	(6)
Sugar No. 11 (United States)	39	675	Jun-16	2
Sugar No. 11 (United States)	39	682	Sep-16	3
Sugar No. 11 (United States)	38	683	Feb-17	3
U.S. Treasury 10 yr. Note (United States)	441	57,502	Jun-16	577

Short:
Brent Crude Futures (United Kingdom)	69	(2,783)	Apr-16	26
German Euro Bund (Germany)	336	(62,443)	Jun-16	(393)
SPI 200 Index (Australia)	1	(97)	Jun-16	1
TOPIX Index (Japan)	73	(8,740)	Jun-16	(1)
U.S. Treasury Long Bond (United States)	46	(7,564)	Jun-16	(8)
				$895

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Depreciation (000)
Barclays Bank PLC	3 Month STIBOR	Receive	1.34%	10/12/25	SEK	16,671	$(64)
Barclays Bank PLC	3 Month STIBOR	Receive	1.37	10/14/25		19,441	(83)
BNP Paribas SA	3 Month STIBOR	Receive	1.34	10/12/25		17,791	(69)
Citibank NA	3 Month STIBOR	Receive	1.28	10/6/25		43,521	(140)
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25		22,195	(86)
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25		39,150	(177)
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25		16,007	(67)
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25		6,512	(30)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.29	10/7/25		34,651	(116)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25		9,545	(36)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25		3,425	(16)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.29	3/7/21	$17,290		(92)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/11/26		34,020	(241)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.80	3/14/26		21,650	(291)
							$(1,508)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 31, 2016:

Swap Counterparty	Index		Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	VIX Short-Term Futures Index	$1,080		3 Month USD LIBOR plus 1.30%	Pay	3/22/17	$104
Citibank NA	U.S. Media Index††		9,559	3 Month USD LIBOR minus 0.10%	Pay	2/8/17	(691)
Goldman Sachs International	USD Liquid High Yield Index		14,410	3 Month USD LIBOR plus 0.62%	Receive	6/23/16	285
Goldman Sachs International	U.S. Consumer Staples Index††		8,283	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(326)
Goldman Sachs International	U.S. Consumer Staples Index††		8,618	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(303)
JPMorgan Chase Bank NA	EU Consumer Staples Index††	EUR	7,287	3 Month EUR EURIBOR minus 0.11%	Pay	3/2/17	(215)
JPMorgan Chase Bank NA	EU Consumer Staples Index††		7,941	3 Month EUR EURIBOR minus 0.11%	Pay	3/2/17	(63)
							$(1,209)

††                                  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of March 31, 2016.

Security Description	Index Weight
U.S. Media Index
Cablevision Systems Corp.	1.00%
CBS Corp.	3.71
Charter Communications, Inc.	2.63
Comcast Corp.	22.93
Discovery Communications, Inc.	1.14
Discovery Communications, Inc.	0.66
DISH Network Corp.	1.58
Interpublic Group of Cos, Inc. (The)	1.43
Liberty Global PLC	3.55
Liberty Global PLC	1.49
Liberty Media Corp.	1.18
Liberty Media Corp.	0.54
News Corp.	0.74
Omnicom Group, Inc.	3.08
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.46
TEGNA, Inc.	0.77
Time Warner Cable, Inc.	8.88
Time Warner, Inc.	9.03
Twenty-First Century Fox, Inc.	5.19
Twenty-First Century Fox, Inc.	1.89
Viacom, Inc.	2.18
Walt Disney Co. (The)	24.19
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of March 31, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	11.92%
Archer-Daniels-Midland Co.	9.67
Brown-Forman Corp.	8.09
Campbell Soup Co.	7.95
Church & Dwight Co., Inc.	6.54
Clorox Co. (The)	3.39
Coca-Cola Co. (The)	3.37
Coca-Cola Enterprises, Inc.	2.60
Colgate-Palmolive Co.	2.49
ConAgra Foods, Inc.	2.22
Constellation Brands, Inc.	2.01
Costco Wholesale Corp.	1.39
CVS Health Corp.	1.15
Dr. Pepper Snapple Group, Inc.	1.12
Estee Lauder Cos, Inc. (The)	1.06
General Mills, Inc.	1.05
Hershey Co. (The)	1.04
Hormel Foods Corp.	1.03
JM Smucker Co. (The)	0.93
Kellogg Co.	0.90
Kimberly-Clark Corp.	0.87
Kraft Heinz Co. (The)	0.84
Kroger Co. (The)	0.83
McCormick & Co., Inc.	0.70
Mead Johnson Nutrition Co.	0.64
Molson Coors Brewing Co.	0.62
Mondelez International, Inc.	0.61
Monster Beverage Corp.	0.61
PepsiCo, Inc.	0.56
Philip Morris International, Inc.	0.53
Procter & Gamble Co. (The)	6.11
Reynolds American, Inc.	5.72
Sysco Corp.	3.91
Tyson Foods, Inc.	3.67
Walgreens Boots Alliance, Inc.	1.98
Wal-Mart Stores, Inc.	0.57
Whole Foods Market, Inc.	1.31
100.00%

The following table represents the equity basket holdings underlying the total return swap with EU Consumer Staples Index as of March 31, 2016.

Security Description	Index Weight
EU Consumer Staples Index
Anheuser-Busch InBev SA	8.79%
Aryzta AG	0.32
Associated British Foods PLC	1.51
Barry Callebaut AG	0.21
Beiersdorf AG	0.80
British American Tobacco PLC	9.65
Carlsberg A/S	0.90
Carrefour SA	1.34
Casino Guichard Perrachon SA	0.29
Chocoladefabriken Lindt & Spruengli AG	0.53
Chocoladefabriken Lindt & Spruengli AG	0.67
Coca-Cola HBC AG	0.38
Colruyt SA	0.36
Danone SA	3.69
Diageo PLC	5.99
Distribuidora Internacional de Alimentac	0.28
Heineken Holding N.V.	0.69
Heineken N.V.	1.84
Henkel AG & Co., KGaA	0.90
Henkel AG & Co., KGaA	1.73
ICA Gruppen AB	0.23
Imperial Brands PLC	4.68
J Sainsbury PLC	0.47
Jeronimo Martins SGPS SA	0.36
Kerry Group PLC	1.30
Koninklijke Ahold N.V.	1.65
L’Oreal SA	3.97
METRO AG	0.49
Nestle SA	21.01
Orkla ASA	0.65
Pernod Ricard SA	2.08
Reckitt Benckiser Group PLC	5.45
Remy Cointreau SA	0.16
Svenska Cellulosa AB SCA	1.62
Swedish Match AB	0.59
Tate & Lyle PLC	0.34
Tesco PLC	1.98
Unilever N.V.	6.42
Unilever PLC	5.12
Wm Morrison Supermarkets PLC	0.56
100.00%

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	63.4%
Fixed Income Securities	25.8
Common Stocks	10.5
Other**	0.3
Total Investments	100.0	%***

**                    Industries and/or investment types representing less than 5% of total investments.

***             Does not include open call options written with a value of approximately $298,000. Does not include open long/short futures contracts with an underlying face amount of approximately $233,325,000 with net unrealized appreciation of approximately $895,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $2,066,000 and does not include open swap agreements with net unrealized depreciation of approximately $2,717,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (88.7%)
Australia (4.3%)
AGL Energy Ltd.	8,774	$124
Amcor Ltd.	23,075	254
AMP Ltd.	47,263	210
APA Group	11,931	80
Asciano Ltd.	15,083	104
Aurizon Holding Ltd.	26,241	80
Australia & New Zealand Banking Group Ltd.	49,773	895
BHP Billiton Ltd.	37,167	480
Brambles Ltd.	24,794	230
CIMIC Group Ltd. (a)	2,100	56
Coca-Cola Amatil Ltd.	12,535	85
Cochlear Ltd.	878	69
Commonwealth Bank of Australia	23,468	1,348
Crown Resorts Ltd.	6,292	60
CSL Ltd.	7,916	615
CYBG PLC (b)	9,559	29
Fortescue Metals Group Ltd. (a)	10,163	20
Goodman Group REIT	29,532	151
Harvey Norman Holdings Ltd.	11,416	41
Iluka Resources Ltd.	8,488	43
Incitec Pivot Ltd.	30,687	75
Insurance Australia Group Ltd.	34,176	146
Lend Lease Group REIT	5,544	59
Macquarie Group Ltd.	4,461	226
National Australia Bank Ltd.	38,236	769
Orica Ltd.	6,737	79
Origin Energy Ltd.	17,169	67
QBE Insurance Group Ltd.	17,562	147
Rio Tinto Ltd.	5,226	171
Santos Ltd.	14,855	46
Scentre Group REIT	110,741	377
Sonic Healthcare Ltd.	7,143	103
South32 Ltd. (b)	42,717	48
South32 Ltd. (a)(b)	45,087	51
Stockland REIT	88,760	290
Suncorp Group Ltd.	19,013	174
Sydney Airport	4,662	24
Tabcorp Holdings Ltd.	10,883	36
Tatts Group Ltd.	21,251	61
Telstra Corp., Ltd.	62,881	257
Transurban Group	20,448	178
Wesfarmers Ltd.	19,409	617
Westfield Corp. REIT	39,003	299
Westpac Banking Corp.	42,681	993
Woodside Petroleum Ltd.	9,855	196
Woolworths Ltd. (a)	24,176	409
		10,872
Austria (0.1%)
Andritz AG	901	49
Erste Group Bank AG (b)	3,745	105
OMV AG	696	20
Raiffeisen Bank International AG (b)	373	6
		180

Belgium (1.3%)
Ageas	1,431	57
Anheuser-Busch InBev N.V.	16,369	2,035
Groupe Bruxelles Lambert SA	3,574	295
KBC Groep N.V.	4,563	235
Proximus	370	12
Solvay SA	579	58
Telenet Group Holding N.V. (b)	1,935	98
UCB SA	3,304	253
Umicore SA	5,465	272
		3,315
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@

Chile (0.0%)
Antofagasta PLC (a)	1,313	9

China (0.1%)
Tencent Holdings Ltd. (c)	15,900	325
WH Group Ltd. (b)(c)(d)	87,000	63
		388
Denmark (1.9%)
AP Moeller - Maersk A/S Series A	129	164
AP Moeller - Maersk A/S Series B	571	749
Carlsberg A/S Series B	252	24
Danske Bank A/S	15,635	442
DSV A/S	16,408	683
ISS A/S	4,182	168
Novo Nordisk A/S Series B	45,278	2,456
Novozymes A/S Series B	4,224	190
TDC A/S	9,964	49
		4,925
Finland (1.2%)
Elisa Oyj	4,026	157
Kone Oyj, Class B	7,479	360
Metso Oyj	3,584	85
Neste Oyj	3,451	114
Nokia Oyj	147,693	878
Orion Oyj, Class B	2,595	86
Sampo Oyj, Class A	9,606	456
Stora Enso Oyj, Class R	22,992	206
UPM-Kymmene Oyj	19,808	359
Wartsila Oyj	6,005	272
		2,973
France (9.6%)
Accor SA	7,185	305
Aeroports de Paris (ADP)	1,553	192
Air Liquide SA	7,027	791
Airbus Group SE	13,160	874
Alcatel-Lucent SA (a)(b)	110,086	411
Alstom SA (a)(b)	5,055	129
Atos SE	2,952	240
AXA SA	31,420	740
BNP Paribas SA	13,913	700
Bouygues SA	6,659	272

Cap Gemini SA	4,994	469
Carrefour SA	13,186	363
Casino Guichard Perrachon SA	1,557	89
Christian Dior SE	857	155
Cie de Saint-Gobain	10,207	450
Cie Generale des Etablissements Michelin	3,469	355
CNP Assurances	3,017	47
Credit Agricole SA	12,057	131
Danone SA	11,536	821
Dassault Systemes	5,515	438
Edenred	8,945	174
Electricite de France SA	8,006	90
Engie	44,236	687
Essilor International SA	3,141	388
Eurazeo SA	477	32
Eutelsat Communications SA	3,440	111
Fonciere Des Regions REIT	1,780	168
Gecina SA REIT	1,551	214
Groupe Eurotunnel SE	3,249	36
Hermes International	214	75
ICADE REIT	1,776	136
Iliad SA	999	257
Imerys SA	722	50
Kering	1,069	191
Klepierre REIT	9,473	454
L’Oreal SA	3,765	675
Lagardere SCA	2,556	68
Legrand SA	10,858	608
LVMH Moet Hennessy Louis Vuitton SE (a)	3,491	598
Natixis SA	10,209	50
Numericable-SFR SA	2,008	85
Orange SA	33,689	590
Pernod Ricard SA	4,410	492
Publicis Groupe SA	4,105	288
Remy Cointreau SA	506	38
Renault SA	3,585	356
Safran SA	5,699	399
Sanofi	25,107	2,024
Schneider Electric SE	9,551	604
SES SA	8,593	252
Societe BIC SA	640	96
Societe Generale SA	10,483	387
Sodexo SA	1,337	144
STMicroelectronics N.V.	24,033	133
Suez Environnement Co.	9,255	170
Technip SA	505	28
Total SA	44,848	2,044
Unibail-Rodamco SE REIT (a)	4,686	1,289
Valeo SA	2,016	314
Veolia Environnement SA	11,927	287
Vinci SA	13,393	998
Vivendi SA	9,216	194
		24,246
Germany (7.0%)
Adidas AG	3,577	419
Allianz SE (Registered)	6,818	1,109
Axel Springer SE	717	39
BASF SE	15,358	1,159
Bayer AG (Registered)	18,068	2,124

Bayerische Motoren Werke AG	3,734	343
Beiersdorf AG	1,541	139
Brenntag AG	2,210	126
Commerzbank AG (b)	13,824	120
Continental AG	1,552	353
Daimler AG (Registered)	9,526	730
Deutsche Bank AG (Registered)	10,732	183
Deutsche Boerse AG	3,552	303
Deutsche Lufthansa AG (Registered) (b)	2,424	39
Deutsche Post AG (Registered)	14,237	396
Deutsche Telekom AG (Registered)	90,000	1,616
E.ON SE	37,289	358
Fraport AG Frankfurt Airport Services Worldwide	663	40
Fresenius Medical Care AG & Co., KGaA	6,321	560
Fresenius SE & Co., KGaA	649	47
GEA Group AG	5,144	252
HeidelbergCement AG	4,229	362
Henkel AG & Co., KGaA (Preference)	2,666	294
Hugo Boss AG	527	35
Infineon Technologies AG	41,513	591
K&S AG (Registered) (a)	335	8
Kabel Deutschland Holding AG	1,087	122
Lanxess AG	612	29
Linde AG	2,235	326
Merck KGaA	2,990	249
Metro AG (a)	8,788	272
Muenchener Rueckversicherungs AG (Registered)	301	61
Osram Licht AG	3,634	187
Porsche Automobil Holding SE (Preference)	2,575	133
ProSiebenSat.1 Media SE (Registered)	7,918	407
QIAGEN N.V. (b)	9,258	206
RTL Group SA	1,787	151
RWE AG	12,683	164
SAP SE	18,213	1,474
Siemens AG (Registered)	14,998	1,590
Symrise AG	305	20
Telefonica Deutschland Holding AG	6,563	36
ThyssenKrupp AG	7,356	153
TUI AG	1,425	22
United Internet AG (Registered)	4,752	238
Vonovia SE	749	27
		17,612
Hong Kong (2.0%)
AIA Group Ltd.	168,600	955
Bank of East Asia Ltd. (The) (a)	19,603	73
BOC Hong Kong Holdings Ltd.	57,000	170
Cheung Kong Infrastructure Holdings Ltd. (a)	9,000	88
Cheung Kong Property Holdings Ltd.	40,500	261
CK Hutchison Holdings Ltd.	39,500	513
CLP Holdings Ltd.	26,500	240
Hang Lung Properties Ltd.	36,000	69
Hang Seng Bank Ltd. (a)	11,300	200
Henderson Land Development Co., Ltd.	18,000	110
HK Electric Investments & HK Electric Investments Ltd. (a)(d)	39,000	34
HKT Trust & HKT Ltd.	39,000	54
Hong Kong & China Gas Co., Ltd.	100,000	187
Hong Kong Exchanges and Clearing Ltd.	16,900	407
Hongkong Land Holdings Ltd.	9,400	56
Hysan Development Co., Ltd.	10,000	43

Link REIT	32,500	193
MTR Corp., Ltd.	21,500	106
New World Development Co., Ltd.	86,000	82
NWS Holdings Ltd.	26,000	41
PCCW Ltd.	66,000	43
Power Assets Holdings Ltd.	20,000	205
Sands China Ltd.	35,600	145
Sino Land Co., Ltd.	50,000	79
Sun Hung Kai Properties Ltd.	25,000	306
Swire Pacific Ltd., Class A	9,500	102
Swire Properties Ltd.	18,600	50
Techtronic Industries Co., Ltd.	20,500	81
Wharf Holdings Ltd. (The) (a)	22,000	120
Wheelock & Co., Ltd.	15,000	67
Yue Yuen Industrial Holdings Ltd.	12,000	41
		5,121
Ireland (0.5%)
Bank of Ireland (b)	576,609	167
CRH PLC	30,401	859
Kerry Group PLC, Class A	3,075	287
		1,313
Italy (0.7%)
Assicurazioni Generali SpA	30,987	459
Atlantia SpA	7,425	206
Banca Monte dei Paschi di Siena SpA (b)	8,320	5
Banco Popolare SC (a)(b)	469	3
Eni SpA	11,858	180
Intesa Sanpaolo SpA	47,011	130
Luxottica Group SpA	5,128	283
Prysmian SpA	4,795	109
Telecom Italia SpA	247,675	217
UniCredit SpA	13,985	50
Unione di Banche Italiane SpA	3,425	13
		1,655
Japan (24.3%)
ABC-Mart, Inc.	800	51
Acom Co., Ltd. (a)(b)	8,800	44
Aeon Co., Ltd.	18,200	263
Aeon Mall Co., Ltd.	1,700	25
Aisin Seiki Co., Ltd.	100	4
Ajinomoto Co., Inc.	17,000	384
Alfresa Holdings Corp.	200	4
Amada Holdings Co., Ltd.	6,400	62
ANA Holdings, Inc.	63,000	177
Aozora Bank Ltd.	1,000	3
Asahi Glass Co., Ltd.	22,300	122
Asahi Group Holdings Ltd.	10,400	324
Asahi Kasei Corp.	17,000	115
Asics Corp.	2,100	37
Astellas Pharma, Inc.	64,700	860
Bandai Namco Holdings, Inc.	5,700	124
Bank of Kyoto Ltd. (The)	7,000	46
Bank of Yokohama Ltd. (The)	51,000	236
Benesse Holdings, Inc. (a)	1,554	45
Bridgestone Corp.	18,600	695
Brother Industries Ltd.	6,200	71

Canon, Inc.	16,604	495
Casio Computer Co., Ltd. (a)	2,400	48
Central Japan Railway Co.	3,992	706
Chiba Bank Ltd. (The)	13,000	65
Chubu Electric Power Co., Inc.	12,400	173
Chugai Pharmaceutical Co., Ltd.	5,700	176
Chugoku Bank Ltd. (The) (a)	2,900	30
Citizen Holdings Co., Ltd.	10,300	58
Credit Saison Co., Ltd.	6,800	118
Dai Nippon Printing Co., Ltd. (a)	9,100	81
Dai-ichi Life Insurance Co., Ltd. (The)	45,700	553
Daicel Corp.	300	4
Daiichi Sankyo Co., Ltd.	19,800	440
Daikin Industries Ltd.	6,700	501
Daito Trust Construction Co., Ltd.	2,256	320
Daiwa House Industry Co., Ltd.	14,000	394
Daiwa Securities Group, Inc.	65,000	400
Denso Corp.	17,650	709
Dentsu, Inc.	4,800	241
Don Quijote Holdings Co., Ltd.	4,500	156
East Japan Railway Co.	10,100	872
Eisai Co., Ltd.	6,900	415
Electric Power Development Co., Ltd.	100	3
FANUC Corp.	7,250	1,126
Fast Retailing Co., Ltd.	2,000	640
Fuji Heavy Industries Ltd.	5,500	194
FUJIFILM Holdings Corp.	18,300	724
Fujitsu Ltd.	56,200	208
Fukuoka Financial Group, Inc.	18,000	59
Hachijuni Bank Ltd. (The)	7,000	30
Hakuhodo DY Holdings, Inc.	8,800	100
Hamamatsu Photonics KK	3,300	91
Hankyu Hanshin Holdings, Inc.	17,000	108
Hikari Tsushin, Inc.	200	15
Hirose Electric Co., Ltd.	800	88
Hisamitsu Pharmaceutical Co., Inc.	1,100	49
Hitachi Ltd.	103,000	482
Hitachi Metals Ltd.	500	5
Honda Motor Co., Ltd.	36,913	1,012
Hoshino Resorts, Inc. REIT	6	73
Hoya Corp.	16,300	620
Hulic Co., Ltd.	300	3
IHI Corp.	37,530	79
Inpex Corp.	34,900	265
Isetan Mitsukoshi Holdings Ltd.	14,400	168
Isuzu Motors Ltd.	10,000	103
Ito En Ltd. (a)	3,800	120
ITOCHU Corp.	23,751	292
J Front Retailing Co., Ltd.	7,300	97
Japan Airlines Co., Ltd.	4,400	161
Japan Exchange Group, Inc.	25,200	386
Japan Hotel REIT Investment Corp. REIT	92	81
Japan Prime Realty Investment Corp. REIT	11	45
Japan Real Estate Investment Corp. REIT	34	196
Japan Retail Fund Investment Corp. REIT	60	144
Japan Tobacco, Inc.	31,800	1,325
JFE Holdings, Inc. (a)	9,800	132
JGC Corp. (a)	8,546	128
Joyo Bank Ltd. (The)	20,000	69
JSR Corp.	2,708	39
JX Holdings, Inc.	92,546	357

Kajima Corp.	20,000	125
Kakaku.com, Inc. (a)	4,100	76
Kansai Electric Power Co., Inc. (The) (b)	17,800	158
Kansai Paint Co., Ltd.	3,200	51
Kao Corp.	16,600	885
Kawasaki Heavy Industries Ltd. (a)	41,500	120
KDDI Corp.	13,600	363
Keikyu Corp.	8,000	70
Keio Corp.	7,000	61
Keyence Corp.	1,857	1,013
Kinden Corp.	7,000	86
Kintetsu Group Holdings Co., Ltd. (a)	32,750	133
Kirin Holdings Co., Ltd.	22,100	310
Kobe Steel Ltd.	27,000	24
Koito Manufacturing Co., Ltd.	100	5
Komatsu Ltd.	25,400	432
Konica Minolta, Inc.	15,030	128
Kose Corp.	2,000	195
Kubota Corp.	600	8
Kuraray Co., Ltd.	7,756	95
Kurita Water Industries Ltd.	4,300	98
Kyocera Corp.	10,900	480
Kyowa Exeo Corp.	4,500	50
Kyowa Hakko Kirin Co., Ltd.	7,200	115
Kyushu Electric Power Co., Inc. (a)(b)	8,000	76
Lawson, Inc.	2,800	234
LIXIL Group Corp. (a)	6,462	132
M3, Inc.	100	3
Mabuchi Motor Co., Ltd.	1,800	84
Makita Corp. (a)	1,400	87
Marubeni Corp. (a)	23,750	120
Marui Group Co., Ltd. (a)	6,500	93
Maruichi Steel Tube Ltd.	100	3
Mazda Motor Corp.	8,500	132
Medipal Holdings Corp.	200	3
MEIJI Holdings Co., Ltd.	1,500	121
Minebea Co., Ltd.	3,000	23
Miraca Holdings, Inc.	1,800	74
Mitsubishi Chemical Holdings Corp.	43,600	228
Mitsubishi Corp.	16,000	271
Mitsubishi Electric Corp.	46,352	486
Mitsubishi Estate Co., Ltd.	36,000	669
Mitsubishi Heavy Industries Ltd.	103,550	385
Mitsubishi Materials Corp.	18,000	51
Mitsubishi Motors Corp. (a)	8,500	64
Mitsubishi Tanabe Pharma Corp.	4,400	77
Mitsubishi UFJ Financial Group, Inc. (e)	140,706	652
Mitsui & Co., Ltd. (a)	15,800	182
Mitsui Fudosan Co., Ltd.	26,900	671
Mitsui OSK Lines Ltd. (a)	7,000	14
Mizuho Financial Group, Inc. (a)	485,900	726
MS&AD Insurance Group Holdings, Inc.	12,060	336
Murata Manufacturing Co., Ltd.	6,200	748
Nabtesco Corp.	1,300	29
Nagoya Railroad Co., Ltd.	1,000	5
NEC Corp.	53,900	136
NGK Insulators Ltd.	7,660	141
NGK Spark Plug Co., Ltd.	7,359	141
NH Foods Ltd.	2,000	44
Nidec Corp.	7,000	479
Nikon Corp. (a)	13,500	207

Nintendo Co., Ltd.	1,808	257
Nippon Building Fund, Inc. REIT	39	231
Nippon Express Co., Ltd.	17,300	79
Nippon Paint Holdings Co., Ltd. (a)	2,000	44
Nippon Prologis, Inc. REIT	19	43
Nippon Steel Sumitomo Metal Corp.	9,500	182
Nippon Telegraph & Telephone Corp.	23,200	999
Nippon Television Holdings, Inc.	3,900	64
Nippon Yusen KK	25,015	48
Nissan Motor Co., Ltd. (a)	61,705	571
Nissin Foods Holdings Co., Ltd.	100	5
Nitori Holdings Co., Ltd.	900	82
Nitto Denko Corp. (a)	5,100	284
Nomura Holdings, Inc.	114,950	514
Nomura Real Estate Master Fund, Inc. REIT	44	66
Nomura Research Institute Ltd.	100	3
NSK Ltd.	7,153	65
NTT Data Corp.	3,500	176
NTT DoCoMo, Inc.	20,100	456
Obayashi Corp.	8,671	86
Obic Co., Ltd.	2,300	122
Odakyu Electric Railway Co., Ltd.	18,000	196
Oji Holdings Corp.	7,000	28
Olympus Corp.	200	8
Omron Corp.	8,304	247
Ono Pharmaceutical Co., Ltd.	10,900	461
Oriental Land Co., Ltd.	7,300	517
ORIX Corp.	45,660	651
Osaka Gas Co., Ltd.	77,600	298
Otsuka Holdings Co., Ltd.	10,700	389
Panasonic Corp.	21,800	200
Rakuten, Inc.	29,100	281
Resona Holdings, Inc.	21,700	77
Ricoh Co., Ltd.	400	4
Rohm Co., Ltd.	4,505	190
Sanrio Co., Ltd. (a)	400	8
Santen Pharmaceutical Co., Ltd.	11,300	170
SBI Holdings, Inc.	11,500	117
Secom Co., Ltd.	7,285	542
Sega Sammy Holdings, Inc.	2,300	25
Seiko Epson Corp.	2,400	39
Sekisui Chemical Co., Ltd.	16,072	198
Sekisui House Ltd.	40,346	681
Seven & I Holdings Co., Ltd.	20,100	856
Seven Bank Ltd.	800	3
Shimamura Co., Ltd.	400	50
Shimano, Inc.	3,350	525
Shimizu Corp.	8,000	68
Shin-Etsu Chemical Co., Ltd.	10,593	548
Shionogi & Co., Ltd.	11,000	518
Shiseido Co., Ltd.	10,700	239
Shizuoka Bank Ltd. (The)	13,000	94
SMC Corp.	1,605	373
SoftBank Group Corp.	25,900	1,235
Sojitz Corp.	50,300	103
Sompo Japan Nipponkoa Holdings, Inc.	8,000	227
Sony Corp.	29,593	761
Sumitomo Chemical Co., Ltd.	24,600	111
Sumitomo Corp.	19,900	198
Sumitomo Electric Industries Ltd.	19,200	234
Sumitomo Metal Mining Co., Ltd.	6,300	63

Sumitomo Mitsui Financial Group, Inc.	33,400	1,013
Sumitomo Mitsui Trust Holdings, Inc.	184,167	539
Sumitomo Realty & Development Co., Ltd.	10,500	307
Suruga Bank Ltd.	4,100	72
Suzuken Co., Ltd.	2,600	88
Suzuki Motor Corp.	3,100	83
Sysmex Corp.	1,600	100
T&D Holdings, Inc.	13,400	125
Taiheiyo Cement Corp.	21,000	48
Taisei Corp.	27,000	178
Takashimaya Co., Ltd.	9,000	75
Takeda Pharmaceutical Co., Ltd.	20,800	949
TDK Corp.	3,852	214
Teijin Ltd.	1,608	6
Terumo Corp.	12,100	434
THK Co., Ltd.	6,900	127
Tobu Railway Co., Ltd.	45,900	229
Toho Co., Ltd.	4,400	116
Tohoku Electric Power Co., Inc.	11,600	150
Tokio Marine Holdings, Inc.	19,120	646
Tokyo Electron Ltd.	4,000	261
Tokyo Gas Co., Ltd.	84,600	394
Tokyu Corp.	30,400	255
Tokyu Fudosan Holdings Corp.	10,600	72
Toppan Printing Co., Ltd.	9,600	81
Toray Industries, Inc.	29,100	248
Toshiba Corp. (a)(b)	90,026	175
TOTO Ltd. (a)	2,100	65
Toyo Suisan Kaisha Ltd.	3,300	118
Toyota Industries Corp.	2,150	97
Toyota Motor Corp.	60,155	3,181
Toyota Tsusho Corp.	200	5
Trend Micro, Inc.	2,700	99
Unicharm Corp.	14,700	320
United Urban Investment Corp. REIT	34	55
USS Co., Ltd.	4,300	69
West Japan Railway Co.	1,142	71
Yahoo! Japan Corp. (a)	55,600	237
Yakult Honsha Co., Ltd. (a)	2,900	128
Yamada Denki Co., Ltd. (a)	41,600	197
Yamaha Corp.	4,200	126
Yamaha Motor Co., Ltd.	3,000	50
Yamato Holdings Co., Ltd.	9,135	182
Yaskawa Electric Corp. (a)	7,600	88
		61,455
Korea, Republic of (0.0%)
Nexon Co., Ltd.	6,300	107

Macau (0.1%)
Galaxy Entertainment Group Ltd. (c)	35,000	131

Malta (0.0%)
BGP Holdings PLC (b)(f)(g)	72,261	—

Mexico (0.0%)
Fresnillo PLC	718	10

Netherlands (3.5%)
Aegon N.V.	39,534	217
Akzo Nobel N.V.	5,313	362

Altice N.V., Class A (b)	5,460	97
Altice N.V., Class B (b)	1,820	33
ArcelorMittal (a)	35,328	160
ASML Holding N.V.	13,041	1,325
Boskalis Westminster	120	5
CNH Industrial N.V.	69,306	471
Gemalto N.V.	3,395	251
Heineken Holding N.V.	202	16
Heineken N.V.	5,343	484
ING Groep N.V. CVA	50,985	617
Koninklijke Ahold N.V.	19,869	447
Koninklijke DSM N.V.	3,462	190
Koninklijke KPN N.V.	90,024	377
Koninklijke Philips N.V.	24,165	688
Randstad Holding N.V.	3,921	217
RELX N.V.	35,189	614
TNT Express N.V.	19,228	173
Unilever N.V. CVA	31,852	1,428
Wolters Kluwer N.V.	15,546	621
		8,793
Norway (0.5%)
Akastor ASA (a)(b)	169	—	@
DNB ASA	30,053	355
Norsk Hydro ASA	29,034	120
Orkla ASA	3,033	28
Statoil ASA (a)	22,400	353
Telenor ASA	17,571	284
Yara International ASA	3,800	143
		1,283
Portugal (0.1%)
Banco Comercial Portugues SA (a)(b)	124,001	5
Galp Energia SGPS SA	16,677	210
		215
South Africa (0.5%)
Mondi PLC	1,212	23
SABMiller PLC	20,357	1,245
		1,268
Spain (1.1%)
Abertis Infraestructuras SA	5,746	95
ACS Actividades de Construccion y Servicios SA	1,103	33
Aena SA (b)(d)	476	61
Amadeus IT Holding SA, Class A	8,226	353
Banco Bilbao Vizcaya Argentaria SA	37,447	249
Banco de Sabadell SA	42,425	76
Banco Popular Espanol SA (a)	15,103	39
Banco Santander SA	86,169	380
Bankia SA	45,745	43
Bankinter SA	2,192	16
CaixaBank SA	20,460	61
Distribuidora Internacional de Alimentacion SA	6,142	32
Endesa SA	12,366	237
Ferrovial SA	2,977	64
Industria de Diseno Textil SA	7,727	260
International Consolidated Airlines Group SA	9,852	78
International Consolidated Airlines Group SA	1,250	10

Mapfre SA	5,219	11
Red Electrica Corp., SA	3,788	329
Repsol SA	12,499	141
Telefonica SA	20,107	225
Zardoya Otis SA (a)	3,256	38
		2,831
Sweden (3.5%)
Alfa Laval AB	3,340	55
Assa Abloy AB, Class B	18,883	373
Atlas Copco AB, Class A	7,513	189
Atlas Copco AB, Class B	4,380	103
Electrolux AB, Class B	57,052	1,501
Elekta AB, Class B	7,571	57
Getinge AB, Class B	6,985	161
Hennes & Mauritz AB, Class B	15,347	512
Hexagon AB, Class B	8,169	318
Husqvarna AB, Class B	39,598	289
Investor AB, Class B	15,925	564
Lundin Petroleum AB (b)	3,730	63
Nordea Bank AB	87,386	840
Sandvik AB	12,220	126
Securitas AB, Class B	2,161	36
Skandinaviska Enskilda Banken AB, Class A	42,318	404
Skanska AB, Class B	8,914	203
SKF AB, Class B	4,495	81
Svenska Cellulosa AB SCA, Class B	14,723	460
Svenska Handelsbanken AB, Class A	29,120	371
Swedbank AB, Class A	18,319	395
Swedish Match AB	6,810	231
Tele2 AB, Class B	571	5
Telefonaktiebolaget LM Ericsson, Class B	96,108	962
TeliaSonera AB	45,418	236
Volvo AB, Class B	23,482	258
		8,793
Switzerland (8.7%)
ABB Ltd. (Registered) (b)	47,275	921
Actelion Ltd. (Registered) (b)	2,464	368
Adecco SA (Registered) (b)	6,173	402
Baloise Holding AG (Registered)	1,223	155
Cie Financiere Richemont SA (Registered)	7,029	464
Coca-Cola HBC AG (b)	1,112	24
Credit Suisse Group AG (Registered) (b)	32,773	464
Galenica AG (Registered) (a)	7	10
Geberit AG (Registered)	1,139	426
Givaudan SA (Registered)	162	318
Julius Baer Group Ltd. (b)	4,325	186
LafargeHolcim Ltd. (Registered) (b)	9,183	432
LafargeHolcim Ltd. (Registered) (b)	4,101	193
Lonza Group AG (Registered) (b)	1,624	275
Nestle SA (Registered)	74,851	5,593
Novartis AG (Registered)	49,903	3,617
Pargesa Holding SA	147	9
Partners Group Holding AG	258	104
Roche Holding AG (Genusschein)	15,220	3,747
Schindler Holding AG	1,032	190
SGS SA (Registered)	18	38
Sonova Holding AG (Registered)	789	101
Sulzer AG (Registered)	159	16

Swatch Group AG (The)	418	145
Swatch Group AG (The) (Registered)	610	41
Swiss Life Holding AG (Registered) (b)	1,353	360
Swiss Prime Site AG (Registered) (b)	3,137	277
Swisscom AG (Registered)	784	426
Syngenta AG (Registered)	2,014	838
UBS Group AG (Registered)	75,084	1,209
Zurich Insurance Group AG (b)	3,238	752
		22,101
United Kingdom (17.5%)
3i Group PLC	13,636	89
Aberdeen Asset Management PLC	18,815	75
Admiral Group PLC	2,855	81
Aggreko PLC	7,807	121
Amec Foster Wheeler PLC	3,242	21
Anglo American PLC	20,806	165
ARM Holdings PLC	51,975	757
Ashtead Group PLC	1,668	21
Associated British Foods PLC	1,188	57
AstraZeneca PLC	27,396	1,536
Aviva PLC	104,581	685
Babcock International Group PLC	7,490	102
BAE Systems PLC	64,877	474
Barclays PLC	228,132	492
Barratt Developments PLC	34,429	277
BHP Billiton PLC	10,632	120
BP PLC	400,319	2,013
British American Tobacco PLC	41,823	2,457
British Land Co., PLC REIT	8,080	81
BT Group PLC	226,858	1,435
Bunzl PLC	8,995	261
Burberry Group PLC	7,466	146
Capita PLC	29,115	436
Carnival PLC	5,103	275
Centrica PLC	111,440	364
Cobham PLC	39,908	124
Compass Group PLC	55,117	972
Croda International PLC	3,383	148
Diageo PLC	60,817	1,643
Dixons Carphone PLC	3,279	20
easyJet PLC	5,765	126
Experian PLC	28,401	508
G4S PLC	18,738	51
GKN PLC	39,834	165
GlaxoSmithKline PLC	105,550	2,141
Glencore PLC (b)	215,071	486
Hammerson PLC REIT	7,478	62
Hargreaves Lansdown PLC	2,221	43
HSBC Holdings PLC	200,719	1,251
Imperial Brands PLC	22,754	1,262
Indivior PLC	14,337	34
Inmarsat PLC	1,426	20
InterContinental Hotels Group PLC	8,782	362
Intertek Group PLC	4,323	197
Intu Properties PLC REIT	5,816	26
Investec PLC	5,341	39
ITV PLC	12,753	44
J Sainsbury PLC (a)	32,457	129
Johnson Matthey PLC	4,520	178

Kingfisher PLC	67,284	364
Land Securities Group PLC REIT	7,204	114
Legal & General Group PLC	99,770	337
Lloyds Banking Group PLC	1,545,312	1,510
Lonmin PLC (a)(b)	33	—	@
Marks & Spencer Group PLC	54,569	318
Meggitt PLC	15,536	91
Melrose Industries PLC	501	3
Merlin Entertainments PLC (d)	2,349	16
National Grid PLC	30,176	428
Next PLC	3,931	305
Old Mutual PLC	75,929	211
Pearson PLC	27,471	345
Persimmon PLC	9,915	297
Petrofac Ltd.	2,398	32
Prudential PLC	34,932	653
Randgold Resources Ltd.	2,021	185
Reckitt Benckiser Group PLC	10,421	1,007
RELX PLC	37,605	699
Rexam PLC	16,329	149
Rio Tinto PLC	6,261	176
Rolls-Royce Holdings PLC (b)	35,397	347
Royal Dutch Shell PLC, Class A	109,369	2,645
Royal Dutch Shell PLC, Class B	42,540	1,039
Royal Mail PLC	2,686	19
RSA Insurance Group PLC	11,284	77
Sage Group PLC (The)	47,294	427
Schroders PLC	1,905	73
Segro PLC REIT	14,996	88
Severn Trent PLC	1,933	60
Shire PLC	12,940	736
Sky PLC	57,079	839
Smith & Nephew PLC	51,972	857
Smiths Group PLC	11,786	182
Sports Direct International PLC (b)	943	5
SSE PLC	7,896	169
Standard Chartered PLC	29,131	198
Standard Life PLC	25,162	129
Tate & Lyle PLC	1,547	13
Taylor Wimpey PLC	112,469	307
Tesco PLC (b)	181,660	500
Travis Perkins PLC	816	21
Unilever PLC	27,829	1,260
United Utilities Group PLC	5,546	74
Vodafone Group PLC	626,938	1,992
Weir Group PLC (The)	6,313	100
Whitbread PLC	6,064	345
William Hill PLC	2,927	14
WM Morrison Supermarkets PLC (a)	7,443	21
Wolseley PLC	6,127	347
WPP PLC	67,202	1,570
		44,266
United States (0.2%)
Grifols SA	7,213	161
IMI PLC	4,035	55
Li & Fung Ltd. (c)	92,000	54

Ryanair Holdings PLC ADR	2,047	176
		446
Total Common Stocks (Cost $212,175)		224,308

Short-Term Investments (12.2%)
Securities held as Collateral on Loaned Securities (2.4%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	5,286,202	5,286

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $386; fully collateralized by a U.S. Government obligation; 4.50% due 8/15/39; valued at $393)	$386	386
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $540; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $551)	540	540
		926
Total Securities held as Collateral on Loaned Securities (Cost $6,212)		6,212

	Shares
Investment Company (9.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $24,769)	24,769,370	24,769
Total Short-Term Investments (Cost $30,981)		30,981
Total Investments (100.9%) (Cost $243,156) Including $7,323 of Securities Loaned (i)(j)		255,289
Liabilities in Excess of Other Assets (-0.9%)		(2,314)
Net Assets (100.0%)		$252,975

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $7,323,000 and $7,751,000, respectively. The Portfolio received cash collateral of approximately $7,462,000, of which approximately $6,212,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $1,250,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $289,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

For the three months ended March 31, 2016, the proceeds from sales of Mitsubishi UFJ Financial Group, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $57,000, including net realized losses of approximately $66,000.

(f)	Security has been deemed illiquid at March 31, 2016.

(g)

At March 31, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(j)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $38,820,000 and the aggregate gross unrealized depreciation is approximately $26,687,000 resulting in net unrealized appreciation of approximately $12,133,000.

@	Amount is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	JPY	429,221	$3,807		4/21/16	$(9)
Citibank NA		$4,041	EUR	3,633	4/21/16	95
Credit Suisse International		$6,204	AUD	8,327	4/21/16	174
Goldman Sachs International	JPY	11,291	$100		4/21/16	(— @)
Northern Trust Company	JPY	83,068	$737		4/21/16	(2)
State Street Bank and Trust Co.	EUR	835	$952		4/21/16	1
State Street Bank and Trust Co.	GBP	196	$278		4/21/16	(4)
State Street Bank and Trust Co.	JPY	221,635	$1,966		4/21/16	(4)
State Street Bank and Trust Co.		$399	AUD	536	4/21/16	11
State Street Bank and Trust Co.		$379	CHF	373	4/21/16	9
State Street Bank and Trust Co.		$8,902	EUR	8,003	4/21/16	209
State Street Bank and Trust Co.		$1,379	EUR	1,233	4/21/16	25
State Street Bank and Trust Co.		$1,891	JPY	212,168	4/21/16	(5)
						$500

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Dax Index (Germany)	16	$4,552	Jun-16	$(14)
E-mini MSCI Eafe Index (United States)	63	5,120	Jun-16	(7)
FTSE MIB Index (Italy)	46	4,631	Jun-16	(158)
Hang Seng Index (Hong Kong)	22	2,951	Apr-16	55
IBEX 35 Index (Spain)	57	5,636	Apr-16	(169)
MSCI Singapore Free Index (Singapore)	105	2,484	Apr-16	13
SPI 200 Index (Australia)	20	1,942	Jun-16	(35)
				$(315)

@		Amount is less than $500.
AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	73.3%
Short-Term Investment	10.0
Pharmaceuticals	9.5
Banks	7.2
Total Investments	100.0	%***

*                           Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.

**                    Industries and/or investment types representing less than 5% of total investments.

***             Does not include open long futures contracts with an underlying face amount of approximately $27,316,000 with net unrealized depreciation of approximately $315,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $500,000.

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (85.4%)
China (23.7%)
Alibaba Group Holding Ltd. ADR (a)	400	$32
China Construction Bank Corp. H Shares (b)	79,000	50
China Machinery Engineering Corp. H Shares (b)	5,000	4
China Mengniu Dairy Co., Ltd. (b)	5,000	8
China Mobile Ltd. (b)	3,000	33
China Overseas Land & Investment Ltd. (b)	6,000	19
China Pacific Insurance Group Co., Ltd. H Shares (b)	6,400	24
China Unicom Hong Kong Ltd. (b)	8,000	11
CRCC High-Tech Equipment Corp., Ltd. H Shares (a)(b)	14,500	8
CSPC Pharmaceutical Group Ltd. (b)	8,000	7
JD.com, Inc. ADR (a)	347	9
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (b)	18,000	7
Shenzhen International Holdings Ltd. (b)	2,500	4
Shenzhou International Group Holdings Ltd. (b)	2,000	11
Sihuan Pharmaceutical Holdings Group Ltd. (b)	43,000	12
TAL Education Group ADR (a)	123	6
Tencent Holdings Ltd. (b)	3,700	76
		321
Hong Kong (10.1%)
AIA Group Ltd.	2,200	12
BOC Hong Kong Holdings Ltd.	8,000	24
Cheung Kong Property Holdings Ltd.	2,628	17
CK Hutchison Holdings Ltd.	3,128	41
HKT Trust & HKT Ltd.	11,520	16
Hong Kong Exchanges and Clearing Ltd.	300	7
Samsonite International SA	6,000	20
		137
India (3.3%)
HDFC Bank Ltd. ADR	462	29
Larsen & Toubro Ltd. GDR	887	16
		45
Indonesia (4.4%)
Bank Negara Indonesia Persero Tbk PT	8,000	3
Jasa Marga Persero Tbk PT (a)	30,300	12
Kalbe Farma Tbk PT	53,900	6
Link Net Tbk PT (a)	40,400	13
Matahari Department Store Tbk PT	8,500	12
Surya Citra Media Tbk PT	55,500	13
		59
Korea, Republic of (18.4%)
Amorepacific Corp.	53	18
Cosmax, Inc.	40	4
Coway Co., Ltd.	182	15
Hotel Shilla Co., Ltd.	153	9
Hyundai Development Co-Engineering & Construction	216	9
Innocean Worldwide, Inc.	28	2
Kia Motors Corp.	394	17
Korea Aerospace Industries Ltd.	218	12
Korea Electric Power Corp.	258	14
LG Chem Ltd.	58	17
LIG Nex1 Co., Ltd.	95	9

NAVER Corp.	29	16
Samsung Electronics Co., Ltd.	51	58
Samsung Electronics Co., Ltd. (Preference)	23	22
Samsung Fire & Marine Insurance Co., Ltd.	38	10
SK Holdings Co., Ltd.	85	17
		249
Philippines (3.7%)
Ayala Corp.	690	11
DMCI Holdings, Inc.	37,500	11
International Container Terminal Services, Inc.	9,630	14
Metropolitan Bank & Trust Co.	7,841	14
		50
Singapore (3.1%)
Jardine Cycle & Carriage Ltd.	500	15
Keppel Infrastructure Trust (Units) (c)	30,900	11
Raffles Medical Group Ltd.	4,881	16
		42
Taiwan (16.7%)
Advanced Semiconductor Engineering, Inc.	11,000	13
Advanced Semiconductor Engineering, Inc. ADR	209	1
Catcher Technology Co., Ltd.	2,000	17
Chailease Holding Co., Ltd.	5,827	10
Delta Electronics, Inc.	3,262	14
Eclat Textile Co., Ltd.	2,373	31
Formosa Plastics Corp.	2,000	5
Fubon Financial Holding Co., Ltd.	9,000	12
Hon Hai Precision Industry Co., Ltd.	10,250	27
PChome Online, Inc.	2,000	22
Pegatron Corp.	5,000	12
Taiwan Semiconductor Manufacturing Co., Ltd.	9,000	45
Uni-President Enterprises Corp.	10,462	18
		227
Thailand (1.5%)
Land and Houses PCL (Foreign)	15,560	4
Land and Houses PCL NVDR	13,500	4
Minor International PCL (Foreign)	12,700	13
		21
United States (0.5%)
Nien Made Enterprise Co., Ltd. (a)	1,000	7
Total Common Stocks (Cost $1,090)		1,158

Investment Company (5.7%)
India (5.7%)
iShares MSCI India ETF (Cost $87)	2,828	77

Participation Notes (4.4%)
India (4.4%)
Ashok Leyland Ltd., Equity Linked Notes, expires 5/13/19 (a)	19,142	31
Bharat Petroleum Corp., Ltd., Equity Linked Notes, expires 3/13/19 (a)	1,055	14
Marico Ltd., Equity Linked Notes, expires 1/9/20 (a)	139	1
Marico Ltd., Equity Linked Notes, expires 6/10/20 (a)	3,719	14

Total Participation Notes (Cost $47)		60

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $31)	31,447	31
Total Investments (97.8%) (Cost $1,255) (e)		1,326
Other Assets in Excess of Liabilities (2.2%)		30
Net Assets (100.0%)		$1,356

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $127,000 and the aggregate gross unrealized depreciation is approximately $56,000 resulting in net unrealized appreciation of approximately $71,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	58.2%
Internet Software & Services	11.0
Banks	9.1
Wireless Telecommunication Services	8.3
Tech Hardware, Storage & Peripherals	8.2
Industrial Conglomerates	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Austria (1.6%)
Erste Group Bank AG (a)	355,605	$9,994
Vienna Insurance Group AG Wiener Versicherung Gruppe	178,396	3,776
		13,770
Brazil (6.2%)
Banco Bradesco SA (Preference)	1,343,515	10,115
BRF SA	775,352	11,064
Itau Unibanco Holding SA (Preference)	1,212,430	10,524
MercadoLibre, Inc.	63,946	7,536
Raia Drogasil SA	476,110	6,912
Telefonica Brasil SA (Preference)	323,500	4,070
Ultrapar Participacoes SA	257,081	4,990
		55,211
Chile (0.6%)
SACI Falabella	737,524	5,140

China (15.9%)
Alibaba Group Holding Ltd. ADR (a)(b)	78,200	6,180
Bank of China Ltd. H Shares (c)	28,501,000	11,831
China Construction Bank Corp. H Shares (c)	24,267,750	15,485
China Machinery Engineering Corp. H Shares (c)	2,489,000	1,739
China Mengniu Dairy Co., Ltd. (c)	1,788,000	2,844
China Mobile Ltd. (c)	1,790,500	19,954
China Overseas Land & Investment Ltd. (c)	1,652,000	5,228
China Pacific Insurance Group Co., Ltd. H Shares (c)	2,182,600	8,159
China Taiping Insurance Holdings Co., Ltd. (a)(c)	1,221,800	2,684
China Unicom Hong Kong Ltd. (c)	3,578,000	4,723
Chongqing Changan Automobile Co., Ltd. B Shares	901,502	1,689
CRCC High-Tech Equipment Corp., Ltd. H Shares (a)(c)	3,971,000	2,206
CSPC Pharmaceutical Group Ltd. (c)	3,222,000	2,916
Huadian Power International Corp., Ltd. H Shares (c)	3,594,000	2,289
JD.com, Inc. ADR (a)	203,577	5,395
NetEase, Inc. ADR	14,888	2,138
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (c)	3,796,000	1,546
Shenzhen International Holdings Ltd. (c)	1,705,000	2,765
Shenzhou International Group Holdings Ltd. (c)	867,000	4,716
Sihuan Pharmaceutical Holdings Group Ltd. (c)	3,707,000	1,061
TAL Education Group ADR (a)(b)	54,533	2,709
Tencent Holdings Ltd. (c)	1,670,900	34,119
		142,376
Colombia (0.8%)
Cemex Latam Holdings SA (a)	599,961	2,579
Grupo de Inversiones Suramericana SA	211,073	2,807
Grupo de Inversiones Suramericana SA (Preference)	161,171	2,106
		7,492
Czech Republic (1.2%)
Komercni Banka AS	48,486	10,709

Egypt (0.4%)
Commercial International Bank Egypt SAE	879,085	3,804

Hong Kong (2.8%)
AIA Group Ltd.	1,834,800	10,395
Samsonite International SA	4,442,400	14,890
		25,285
India (9.8%)
Ashok Leyland Ltd.	8,296,373	13,605
Bharat Petroleum Corp., Ltd.	514,608	7,027
Glenmark Pharmaceuticals Ltd.	423,813	5,088
HDFC Bank Ltd.	636,773	12,064
IndusInd Bank Ltd.	645,902	9,438
Larsen & Toubro Ltd.	425,801	7,823
Marico Ltd.	1,606,299	5,926
Maruti Suzuki India Ltd.	129,463	7,265
Shree Cement Ltd.	48,304	9,060
Shriram Transport Finance Co., Ltd.	711,682	10,243
Zee Entertainment Enterprises Ltd.	45,795	268
		87,807
Indonesia (3.6%)
AKR Corporindo Tbk PT	3,802,000	1,993
Bank Negara Indonesia Persero Tbk PT	2,699,800	1,059
Bumi Serpong Damai Tbk PT	5,159,600	714
Jasa Marga Persero Tbk PT (a)	7,526,600	3,065
Kalbe Farma Tbk PT	26,259,900	2,862
Link Net Tbk PT (a)	10,900,100	3,374
Matahari Department Store Tbk PT	6,211,700	8,596
Surya Citra Media Tbk PT	12,095,200	2,864
United Tractors Tbk PT	2,546,500	2,938
XL Axiata Tbk PT (a)	15,829,600	4,775
		32,240
Korea, Republic of (12.6%)
Amorepacific Corp. (b)	23,802	8,044
Cosmax, Inc. (b)	21,157	2,322
Coway Co., Ltd.	94,775	7,997
Hotel Shilla Co., Ltd. (b)	56,827	3,305
Hyundai Development Co-Engineering & Construction	117,253	4,711
Innocean Worldwide, Inc.	9,414	664
Kia Motors Corp.	135,775	5,734
Korea Aerospace Industries Ltd.	95,675	5,455
Korea Electric Power Corp.	122,754	6,462
LG Chem Ltd.	22,534	6,453
LIG Nex1 Co., Ltd. (b)	24,048	2,219
NAVER Corp.	12,498	6,962
Nexon Co., Ltd.	368,300	6,280
Samsung Electronics Co., Ltd.	19,331	22,178
Samsung Electronics Co., Ltd. (Preference)	13,048	12,630
Samsung Fire & Marine Insurance Co., Ltd.	12,018	3,100
SK Holdings Co., Ltd.	39,395	7,682
SK Telecom Co., Ltd.	2,989	545
		112,743
Mexico (7.0%)
Alfa SAB de CV	3,823,937	7,696
Cemex SAB de CV ADR (a)	1,770,727	12,891
El Puerto de Liverpool SAB de CV	321,102	3,794
Fomento Economico Mexicano SAB de CV ADR	199,463	19,210
Grupo Financiero Banorte SAB de CV Series O	2,442,769	13,843

Mexichem SAB de CV	2,102,235	5,147
		62,581
Pakistan (1.2%)
Lucky Cement Ltd.	864,000	4,430
United Bank Ltd.	4,266,800	6,162
		10,592
Panama (0.5%)
Copa Holdings SA, Class A (b)	64,211	4,350

Peru (1.7%)
Cia de Minas Buenaventura SA ADR (a)	283,034	2,083
Credicorp Ltd.	97,846	12,819
		14,902
Philippines (4.2%)
Ayala Corp.	31,810	518
BDO Unibank, Inc.	1,637,000	3,637
DMCI Holdings, Inc.	15,428,600	4,490
International Container Terminal Services, Inc.	2,257,810	3,320
LT Group, Inc.	10,778,600	3,652
Metro Pacific Investments Corp.	45,844,600	5,844
Metropolitan Bank & Trust Co.	4,359,987	7,807
SM Investments Corp.	419,500	8,651
		37,919
Poland (3.9%)
Bank Pekao SA	134,085	5,919
CCC SA	135,108	5,785
Eurocash SA	312,382	4,466
Jeronimo Martins SGPS SA	500,386	8,188
LPP SA	2,236	3,296
PKP Cargo SA	160,655	1,847
Polski Koncern Naftowy Orlen SA	260,454	5,158
		34,659
Russia (1.9%)
Mail.ru Group Ltd. GDR (a)	287,251	6,233
X5 Retail Group N.V. GDR (a)	237,671	5,039
Yandex N.V., Class A (a)	365,594	5,601
		16,873
South Africa (6.5%)
Life Healthcare Group Holdings Ltd.	1,868,484	4,516
Mondi PLC	425,131	8,143
MTN Group Ltd. (b)	663,225	6,074
Naspers Ltd., Class N	114,582	15,995
Sasol Ltd.	207,299	6,200
Steinhoff International Holdings N.V. H Shares	1,535,937	10,076
Vodacom Group Ltd.	699,976	7,611
		58,615
Taiwan (10.3%)
Advanced Semiconductor Engineering, Inc.	6,092,000	7,089
Advanced Semiconductor Engineering, Inc. ADR	62,313	364
Catcher Technology Co., Ltd.	790,000	6,480

Chailease Holding Co., Ltd.	2,763,261	4,817
Delta Electronics, Inc.	1,113,557	4,913
Eclat Textile Co., Ltd.	389,657	5,127
Formosa Plastics Corp.	1,040,000	2,579
Fubon Financial Holding Co., Ltd.	3,888,490	4,954
Hon Hai Precision Industry Co., Ltd.	4,346,000	11,451
PChome Online, Inc.	242,000	2,666
Pegatron Corp.	2,471,000	5,766
Taiwan Mobile Co., Ltd.	1,044,000	3,390
Taiwan Semiconductor Manufacturing Co., Ltd.	4,958,205	24,957
Uni-President Enterprises Corp.	4,517,290	7,930
		92,483
Thailand (2.1%)
Central Pattana PCL (Foreign)	1,743,500	2,552
DKSH Holding AG (a)(b)	93,320	6,381
Kasikornbank PCL NVDR	360,200	1,771
Land and Houses PCL (Foreign) (b)	11,940,040	3,038
Minor International PCL (Foreign)	4,486,770	4,719
		18,461
Turkey (1.2%)
Arcelik AS	864,078	5,876
Ulker Biskuvi Sanayi AS	664,864	4,931
		10,807
United States (0.7%)
Yum! Brands, Inc. (b)	74,604	6,106
Total Common Stocks (Cost $771,172)		864,925

Investment Company (0.4%)
Thailand (0.4%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $3,979)	10,828,429	3,540

Short-Term Investments (5.0%)
Securities held as Collateral on Loaned Securities (2.2%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	17,037,081	17,037

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $1,243; fully collateralized by a U.S. Government obligation; 4.50% due 8/15/39; valued at $1,268)	$1,243	1,243
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $1,740; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $1,775)	1,740	1,740
		2,983
Total Securities held as Collateral on Loaned Securities (Cost $20,020)		20,020

	Shares	Value (000)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $24,617)	24,616,663	24,617
Total Short-Term Investments (Cost $44,637)		44,637
Total Investments (102.1%) (Cost $819,788) Including $29,563 of Securities Loaned (f)(g)		913,102
Liabilities in Excess of Other Assets (-2.1%)		(18,577)
Net Assets (100.0%)		$894,525

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $29,563,000 and $30,466,000, respectively. The Portfolio received cash collateral of approximately $24,050,000, of which approximately $20,020,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2016, there was uninvested cash collateral of approximately $4,030,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $6,416,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(g)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $160,799,000 and the aggregate gross unrealized depreciation is approximately $67,485,000 resulting in net unrealized appreciation of approximately $93,314,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	19,073		$21,213	4/21/16	$(500)
UBS AG		$1,382	EUR	1,231	4/21/16	20
						$(480)

EUR	—	Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	70.3%
Banks	16.4
Internet Software & Services	8.0
Tech Hardware, Storage & Peripherals	5.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $480,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (88.9%)
Belgium (5.3%)
Anheuser-Busch InBev N.V.	12,094	$1,504

China (5.7%)
Tencent Holdings Ltd. (a)	78,800	1,609

Hong Kong (16.5%)
AIA Group Ltd.	347,400	1,968
Samsonite International SA	811,800	2,721
		4,689
Indonesia (8.2%)
Bank Mandiri Persero Tbk PT (b)	1,277,000	992
Matahari Department Store Tbk PT	396,300	549
Sumber Alfaria Trijaya Tbk PT	17,897,391	803
		2,344
Korea, Republic of (3.8%)
CJ CGV Co., Ltd.	3,345	289
Orion Corp.	982	785
		1,074
Mexico (8.1%)
Fomento Economico Mexicano SAB de CV ADR	14,320	1,379
Grupo Financiero Banorte SAB de CV Series O	164,249	931
		2,310
Peru (3.4%)
Credicorp Ltd.	7,360	964

Philippines (2.6%)
BDO Unibank, Inc.	328,170	729

Poland (3.9%)
Jeronimo Martins SGPS SA	67,676	1,107

South Africa (14.6%)
Famous Brands Ltd.	159,587	1,264
Life Healthcare Group Holdings Ltd.	451,807	1,092
Naspers Ltd., Class N	6,341	885
SABMiller PLC	14,848	907
		4,148
Taiwan (2.4%)
Poya International Co., Ltd.	64,000	680

Thailand (4.5%)
DKSH Holding AG (b)	18,696	1,278

Turkey (1.3%)
Ulker Biskuvi Sanayi AS	49,948	371

United Kingdom (3.6%)
British American Tobacco PLC	17,404	1,022

United States (5.0%)
Yum! Brands, Inc.	17,476	1,430
Total Common Stocks (Cost $24,775)		25,259

Participation Notes (13.2%)
India (13.2%)
Bank of Baroda, Equity Linked Notes, expires 12/16/16 (b)	123,000	273
Bank of Baroda, Equity Linked Notes, expires 12/26/16 (b)	15,348	34
Bata India Ltd., Equity Linked Notes, expires 10/21/16 (b)	48,877	376
Colgate-Palmolive India Ltd., Equity Linked Notes, expires 7/18/19 (b)	63,222	793
Ipca Laboratories Ltd., Equity Linked Notes, expires 8/18/16 (b)	57,554	506
Ipca Laboratories Ltd., Equity Linked Notes, expires 2/3/17 (b)	20,607	181
Marico Ltd., Equity Linked Notes, expires 1/9/20 (b)	134,718	497
Marico Ltd., Equity Linked Notes, expires 6/10/20 (b)	31,448	116
Shriram Transport Finance Co., Ltd., Equity Linked Notes, expires 11/1/16 (b)	67,930	978
Total Participation Notes (Cost $4,100)		3,754

Short-Term Investment (6.6%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,861)	1,860,878	1,861
Total Investments (108.7%) (Cost $30,736) (d)		30,874
Liabilities in Excess of Other Assets (-8.7%)		(2,466)
Net Assets (100.0%)		$28,408

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,641,000 and the aggregate gross unrealized depreciation is approximately $1,503,000 resulting in net unrealized appreciation of approximately $138,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.6%
Banks	12.6
Beverages	12.3
Textiles, Apparel & Luxury Goods	10.0
Hotels, Restaurants & Leisure	8.7
Insurance	6.4
Food & Staples Retailing	6.2
Short-Term Investment	6.0
Internet Software & Services	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Argentina (11.3%)
Banco Macro SA ADR	388,899	$25,072
BBVA Banco Frances SA ADR	1,019,382	20,357
Grupo Financiero Galicia SA ADR	496,670	14,056
Telecom Argentina SA ADR	676,380	12,100
		71,585
Bangladesh (6.4%)
Beximco Pharmaceuticals Ltd.	9,983,003	10,716
GrameenPhone Ltd.	4,219,603	12,215
Olympic Industries Ltd.	4,714,250	17,643
		40,574
Brazil (3.3%)
Adecoagro SA (a)	1,000,983	11,561
MercadoLibre, Inc.	76,832	9,055
		20,616
Costa Rica (1.5%)
Pricesmart, Inc.	109,088	9,227

Egypt (6.6%)
Commercial International Bank Egypt SAE	4,536,623	19,633
Edita Food Industries SAE (a)	2,987,230	11,529
Integrated Diagnostics Holdings PLC (a)(b)	2,131,086	10,442
		41,604
Kenya (5.7%)
East African Breweries Ltd.	5,005,201	14,061
Safaricom Ltd.	133,561,919	22,118
		36,179
Kuwait (13.7%)
Burgan Bank SAK	13,309,696	14,992
Kuwait Projects Co., Holding KSC	8,062,022	14,690
Mezzan Holding Co. KSCC (a)	2,727,360	9,939
National Bank of Kuwait	21,317,527	47,317
		86,938
Morocco (2.6%)
Attijariwafa Bank	467,310	16,396

Nigeria (4.7%)
Guaranty Trust Bank PLC	69,561,830	4,998
Lafarge Africa PLC	21,853,602	8,368
Nigerian Breweries PLC	18,336,645	9,859
Zenith Bank PLC	126,569,996	6,843
		30,068
Pakistan (14.7%)
Habib Bank Ltd.	12,737,800	20,835
K-Electric Ltd. (a)	142,865,900	9,699
Lucky Cement Ltd.	4,519,362	23,173
Maple Leaf Cement Factory Ltd.	16,349,305	14,378

Pak Elektron Ltd.	15,338,400	8,824
United Bank Ltd.	10,955,078	15,821
		92,730
Panama (1.7%)
Copa Holdings SA, Class A	163,775	11,096

Romania (7.6%)
Banca Transilvania SA (a)	44,816,749	30,700
BRD-Groupe Societe Generale SA (a)	6,466,879	17,258
		47,958
Sri Lanka (3.0%)
Commercial Bank of Ceylon PLC	14,769,238	12,695
John Keells Holdings PLC	6,026,491	6,109
		18,804
Tanzania, United Republic Of (2.1%)
National Microfinance Bank PLC	6,212,221	5,683
Tanzania Breweries Ltd.	1,190,574	7,563
		13,246
United Arab Emirates (2.7%)
Aramex PJSC	4,436,304	4,095
NMC Health PLC	849,636	12,898
		16,993
Vietnam (7.6%)
Bank for Foreign Trade of Vietnam JSC	8,111,130	14,917
Masan Group Corp. (a)	3,276,910	10,510
Vietnam Dairy Products JSC	3,490,984	22,621
		48,048
Total Common Stocks (Cost $597,353)		602,062

Participation Notes (1.4%)
Saudi Arabia (0.9%)
Al Hammadi Development and Investment Co. Series 000A, Equity Linked Notes, expires 8/21/17 (a)	362,066	3,562
Al Hammadi Development and Investment Co., Equity Linked Notes, expires 12/20/18 (a)	218,074	2,146
		5,708
United Arab Emirates (0.2%)
Aramex PJSC, Equity Linked Notes, expires 3/14/19 (a)	1,131,685	1,044

Vietnam (0.3%)
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 10/23/17 (a)	133,329	864
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 7/22/19 (a)	203,515	1,319
		2,183
Total Participation Notes (Cost $10,525)		8,935

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $14,960)	14,959,956	14,960
Total Investments (99.0%) (Cost $622,838) (d)		625,957
Other Assets in Excess of Liabilities (1.0%)		6,589
Net Assets (100.0%)		$632,546

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $73,960,000 and the aggregate gross unrealized depreciation is approximately $70,841,000 resulting in net unrealized appreciation of approximately $3,119,000.

ADR	American Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	46.0%
Other*	22.5
Food Products	13.7
Construction Materials	7.3
Wireless Telecommunication Services	5.5
Beverages	5.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Brazil (1.0%)
MercadoLibre, Inc.	553	$65

China (8.3%)
Alibaba Group Holding Ltd. ADR (a)	2,028	160
JD.com, Inc. ADR (a)	7,052	187
Tencent Holdings Ltd. (b)	9,300	190
		537
France (9.9%)
Christian Dior SE	1,600	290
Hermes International	448	158
L’Oreal SA	540	97
Pernod Ricard SA	830	92
		637
Japan (2.4%)
Calbee, Inc.	3,900	155

South Africa (1.5%)
SABMiller PLC	1,559	95

Spain (2.4%)
Industria de Diseno Textil SA	4,710	159

Switzerland (7.0%)
Nestle SA ADR	6,024	450

United Kingdom (9.9%)
Diageo PLC ADR	1,475	159
Intertek Group PLC	2,121	97
Manchester United PLC, Class A	4,600	66
Reckitt Benckiser Group PLC	1,655	160
Unilever PLC	3,549	161
		643
United States (55.9%)
Alphabet, Inc., Class C (a)	299	223
Amazon.com, Inc. (a)	801	475
Anheuser-Busch InBev N.V. ADR	1,312	164
Apple, Inc.	2,693	293
Berkshire Hathaway, Inc., Class B (a)	1,115	158
Facebook, Inc., Class A (a)	3,966	452
LinkedIn Corp., Class A (a)	830	95
Mastercard, Inc., Class A	2,059	195
McGraw Hill Financial, Inc.	1,976	196
Mead Johnson Nutrition Co.	2,761	235
Monster Beverage Corp. (a)	1,413	188
Tiffany & Co.	2,215	163
TJX Cos., Inc. (The)	2,035	159
Twitter, Inc. (a)	5,629	93
United Technologies Corp.	2,237	224
Visa, Inc., Class A	1,718	131

Zoetis, Inc.	3,807	169
		3,613
Total Common Stocks (Cost $5,950)		6,354

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $2)	631	2

	Shares
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $69)	69,074	69
Total Investments (99.4%) (Cost $6,021) (d)		6,425
Other Assets in Excess of Liabilities (0.6%)		36
Net Assets (100.0%)		$6,461

(a)		Non-income producing security.
(b)		Security trades on the Hong Kong exchange.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $615,000 and the aggregate gross unrealized depreciation is approximately $211,000 resulting in net unrealized appreciation of approximately $404,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	20.8%
Internet Software & Services	19.9
Food Products	13.1
Beverages	10.8
Internet & Catalog Retail	10.3
Specialty Retail	7.5
Textiles, Apparel & Luxury Goods	7.0
Diversified Financial Services	5.5
Information Technology Services	5.1
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (86.8%)
Brazil (4.4%)
GAEC Educacao SA (a)	57,972	$160
JHSF Participacoes SA (a)	289,400	126
Porto Seguro SA	31,344	238
		524
Canada (1.0%)
Second Cup Ltd. (The) (a)	49,496	122

China (0.7%)
Jumei International Holding Ltd. ADR (a)	12,502	81

France (14.1%)
Christian Dior SE	7,163	1,299
Edenred	13,648	265
Eurazeo SA	2,021	137
		1,701
Germany (1.0%)
windeln.de AG (a)(b)	5,027	57
Zalando SE (a)(b)	2,087	68
		125
Greece (0.9%)
Titan Cement Co., SA (Preference) (a)	8,676	111

Italy (1.0%)
Tamburi Investment Partners SpA	32,714	117

Netherlands (4.1%)
Koninklijke Philips N.V.	17,470	498

United Kingdom (6.0%)
BBA Aviation PLC	208,057	599
Daily Mail & General Trust PLC	12,064	120
		719
United States (53.6%)
Allison Transmission Holdings, Inc.	4,478	121
BWX Technologies, Inc.	34,380	1,154
Cosan Ltd., Class A	39,776	196
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $25; acquired 5/1/12)	2,743	30
eBay, Inc. (a)	17,566	419
Fox Factory Holding Corp. (a)	3,726	59
Garmin Ltd.	5,174	207
GrubHub, Inc. (a)(f)	4,504	113
Intuitive Surgical, Inc. (a)	356	214
Joy Global, Inc.	40,873	657
Manitowoc Foodservice, Inc. (a)	76,237	1,124
PayPal Holdings, Inc. (a)	12,046	465
RenaissanceRe Holdings Ltd.	930	111
Shutterstock, Inc. (a)(f)	2,992	110
Terex Corp.	38,523	958

Time Warner, Inc.	6,970	506
		6,444
Total Common Stocks (Cost $10,049)		10,442

Preferred Stocks (4.0%)
India (1.4%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $44; acquired 10/4/13)	1,910	168

United States (2.6%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $78; acquired 4/16/14)	1,917	141
Blue Bottle Coffee, Inc. Series B (a)(c)(d)(e) (acquisition cost - $56; acquirred 1/24/14)	3,945	63
DOMO, Inc. (a)(c)(d)(e) (acquisition cost - $37; acquired 1/31/14 - 2/7/14)	9,082	47
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $73; acquired 6/17/14)	6,374	30
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $9; acquired 7/19/12)	2,935	17
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $6; acquired 10/25/13)	1,572	9
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $6; acquired 10/25/13)	1,572	9
		316
Total Preferred Stocks (Cost $309)		484

Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost - $3; acquired 5/25/12) (Cost $3)	277	3

Participation Note (0.1%)
Italy (0.1%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $4)	10,075	5

	Notional Amount (000)		Value (000)
Call Options Purchased (0.4%)
United States (0.4%)
United Technologies Corp. January 2017 @ $110, UBS Securities, LLC (g)	—	@	32
United Technologies Corp. January 2018 @ $120, UBS Securities, LLC (g)	—	@	10
Total Call Options Purchased (Cost $85)			42

	Shares	Value (000)
Short-Term Investments (9.9%)
Securities held as Collateral on Loaned Securities (1.4%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h)	137,597	138

	Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $4; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $4)	$4	4
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $6; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $6)	6	6
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $8; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $9)	8	8
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $6; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $6)	6	6
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $7; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $7)	7	7
		31
Total Securities held as Collateral on Loaned Securities (Cost $169)		169

	Shares
Investment Company (8.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $1,026)	1,026,217	1,026
Total Short-Term Investments (Cost $1,195)		1,195
Total Investments (101.2%) (Cost $11,645) Including $195 of Securities Loaned (i)		12,171
Liabilities in Excess of Other Assets (-1.2%)		(142)
Net Assets (100.0%)		$12,029

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security has been deemed illiquid at March 31, 2016.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to approximately $517,000 and represents 4.3% of net assets.

(e)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $517,000, representing 4.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $195,000 and $199,000, respectively. The Portfolio received cash collateral of approximately $170,000, of which approximately $169,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2016, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $29,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(g)	Cleared option.
(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(i)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,039,000 and the aggregate gross unrealized depreciation is approximately $513,000 resulting in net unrealized appreciation of approximately $526,000.

@	Amount is less than 500.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.0%
Machinery	23.8
Textiles, Apparel & Luxury Goods	10.8
Aerospace & Defense	10.0
Short-Term Investment	8.6
Internet Software & Services	5.6
Media	5.2
Transportation Infrastructure	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
France (10.9%)
L’Oreal SA	253,620	$45,439
Pernod Ricard SA	155,942	17,390
Sanofi	157,921	12,733
		75,562
Germany (2.2%)
SAP SE	187,221	15,147

Italy (1.1%)
Davide Campari-Milano SpA	725,433	7,252

Japan (2.6%)
Japan Tobacco, Inc.	428,700	17,865

Netherlands (0.9%)
RELX N.V.	354,678	6,193

Switzerland (4.7%)
Nestle SA (Registered)	437,391	32,683

United Kingdom (24.2%)
British American Tobacco PLC	839,434	49,311
Experian PLC	735,578	13,153
Reckitt Benckiser Group PLC	561,794	54,303
RELX PLC	513,389	9,541
Unilever PLC	912,753	41,327
		167,635
United States (50.6%)
3M Co.	45,470	7,577
Accenture PLC, Class A	285,836	32,985
Altria Group, Inc.	510,035	31,959
Automatic Data Processing, Inc.	208,284	18,685
Intuit, Inc.	81,470	8,474
Microsoft Corp.	1,052,420	58,125
Mondelez International, Inc., Class A	636,733	25,546
Moody’s Corp.	66,422	6,414
NIKE, Inc., Class B	175,837	10,809
Philip Morris International, Inc.	196,336	19,263
Reynolds American, Inc.	622,408	31,313
Time Warner, Inc.	221,456	16,067
Twenty-First Century Fox, Inc., Class A	538,500	15,013
Twenty-First Century Fox, Inc., Class B	585,796	16,519
Visa, Inc., Class A	379,276	29,007
Walt Disney Co. (The)	222,147	22,061
		349,817
Total Common Stocks (Cost $540,701)		672,154

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $18,816)	18,815,584	18,816

Total Investments (99.9%) (Cost $559,517) (b)	690,970
Other Assets in Excess of Liabilities (0.1%)	711
Net Assets (100.0%)	$691,681

(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

(b)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $135,296,000 and the aggregate gross unrealized depreciation is approximately $3,843,000 resulting in net unrealized appreciation of approximately $131,453,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	21.7%
Other*	13.6
Personal Products	12.5
Media	12.4
Software	11.8
Information Technology Services	11.7
Food Products	8.4
Household Products	7.9
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Australia (1.0%)
Kathmandu Holdings Ltd.	18,107	$21

Brazil (4.1%)
GAEC Educacao SA (a)	10,206	28
JHSF Participacoes SA (a)	30,693	13
Porto Seguro SA	5,621	43
Vale SA (Preference)	1,859	6
		90
Canada (3.5%)
Bombardier, Inc. (a)	41,361	42
Dominion Diamond Corp.	3,100	34
		76
China (0.6%)
Jumei International Holding Ltd. ADR (a)	1,952	13

France (10.4%)
Christian Dior SE	916	166
Eurazeo SA	915	62
		228
Germany (4.5%)
ThyssenKrupp AG	3,407	71
windeln.de AG (a)(b)	697	8
Zalando SE (a)(b)	633	20
		99
Greece (1.0%)
Titan Cement Co., SA (Preference) (a)	1,623	21

Italy (2.1%)
Brunello Cucinelli SpA	1,181	23
Tamburi Investment Partners SpA	6,222	22
		45
Netherlands (4.6%)
Koninklijke Philips N.V.	3,559	101

Singapore (1.1%)
Mandarin Oriental International Ltd.	18,000	25

Spain (3.1%)
Baron de Ley (a)	245	28
Mapfre SA	18,559	40
		68
Sweden (1.3%)
Investment AB Kinnevik	984	28

Switzerland (3.2%)
Nestle SA (Registered)	955	71

United Kingdom (9.3%)
BBA Aviation PLC	44,280	128
Daily Mail & General Trust PLC	3,727	37
IP Group PLC (a)	4,015	10
Just Eat PLC (a)	3,191	17
Melrose Industries PLC	2,198	11
		203
United States (47.2%)
BWX Technologies, Inc.	2,678	90
Castlight Health, Inc., Class B (a)	1,105	4
Cosan Ltd., Class A	6,609	33
eBay, Inc. (a)	3,040	73
Garmin Ltd.	2,411	96
Intuitive Surgical, Inc. (a)	158	95
Joy Global, Inc.	4,429	71
Manitowoc Foodservice, Inc. (a)	5,989	88
Mosaic Co. (The)	1,076	29
PayPal Holdings, Inc. (a)	2,031	78
RenaissanceRe Holdings Ltd.	600	72
Terex Corp.	2,263	56
Time Warner, Inc.	1,291	94
United Technologies Corp.	1,220	122
Workday, Inc., Class A (a)	447	34
		1,035
Total Common Stocks (Cost $2,140)		2,124

Participation Note (0.0%)
Italy (0.0%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $1)	2,697	1

Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $3)	2,580	3
Total Investments (97.1%) (Cost $2,144) (d)		2,128
Other Assets in Excess of Liabilities (2.9%)		63
Net Assets (100.0%)		$2,191

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $215,000 and the aggregate gross unrealized depreciation is approximately $231,000 resulting in net unrealized depreciation of approximately $16,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.9%
Aerospace & Defense	11.9
Machinery	10.6
Textiles, Apparel & Luxury Goods	8.9
Insurance	7.3
Media	6.2
Transportation Infrastructure	6.0
Metals & Mining	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (90.2%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—

Belgium (1.8%)
Anheuser-Busch InBev N.V.	87,604	10,890

Brazil (1.9%)
CETIP SA - Mercados Organizados	1,051,879	11,746

China (12.6%)
China Resources Beer Holdings Company Ltd. (d)	4,758,000	8,857
Foshan Haitian Flavouring & Food Co., Ltd., Class A	405,695	1,926
JD.com, Inc. ADR (b)	296,878	7,867
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,785,783	13,041
Kweichow Moutai Co., Ltd., Class A	16,600	636
TAL Education Group ADR (b)	639,604	31,775
Tencent Holdings Ltd. (d)	699,500	14,283
		78,385
Denmark (4.5%)
DSV A/S	667,972	27,806

France (2.2%)
Hermes International	39,470	13,898

India (0.6%)
Monsanto India Ltd.	156,354	3,917

Japan (3.6%)
Calbee, Inc.	404,400	16,062
Japan Airport Terminal Co., Ltd.	172,500	6,131
		22,193
Korea, Republic of (6.5%)
Amorepacific Corp.	38,453	12,996
Loen Entertainment, Inc. (b)	113,356	7,741
Medy-Tox, Inc.	21,952	8,475
ViroMed Co., Ltd. (b)	80,999	10,901
		40,113
South Africa (1.9%)
Naspers Ltd., Class N	86,032	12,010

United Kingdom (5.8%)
ARM Holdings PLC	753,347	10,971
Burberry Group PLC	823,830	16,151
Just Eat PLC (b)	1,690,705	9,162
		36,284
United States (48.8%)
Alphabet, Inc., Class C (b)	24,537	18,279
Amazon.com, Inc. (b)	56,137	33,325
Cognizant Technology Solutions Corp., Class A (b)	462,063	28,971
EPAM Systems, Inc. (b)	592,148	44,216
Facebook, Inc., Class A (b)	500,971	57,161
Globant SA (b)	325,888	10,057

Luxoft Holding, Inc. (b)	478,260	26,319
Mastercard, Inc., Class A	256,633	24,252
Priceline Group, Inc. (The) (b)	21,095	27,191
Visa, Inc., Class A	315,775	24,150
WisdomTree Investments, Inc.	817,345	9,342
		303,263
Total Common Stocks (Cost $478,845)		560,505

Preferred Stocks (2.3%)
India (0.0%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(e) (acquisition cost - $52; acquired 10/4/13)	2,242	197

United States (2.3%)
Airbnb, Inc. Series D (a)(b)(c)(e) (acquisition cost - $1,594; acquired 4/16/14)	39,153	2,874
Magic Leap Series C (a)(b)(c)(e) (acquisition cost - $3,175; acquired 12/22/15)	137,829	3,156
Uber Technologies Series G (a)(b)(c)(e) (acquisition cost - $8,232; acquired 12/3/15)	168,793	8,233
		14,263
Total Preferred Stocks (Cost $13,053)		14,460

Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(e) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	9	—	@

Participation Notes (3.4%)
China (3.4%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/23/17 (b)	1,387,503	14,331
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (b)	184,523	7,065
Total Participation Notes (Cost $18,366)		21,396

	Notional Amount (000)	Value (000)
Purchased Options (0.0%)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $152)	39,035	136

	Shares
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $19,602)	19,602,060	19,602
Total Investments (99.1%) (Cost $530,018) (g)		616,099
Other Assets in Excess of Liabilities (0.9%)		5,551
Net Assets (100.0%)		$621,650

(a)	Security has been deemed illiquid at March 31, 2016.
(b)	Non-income producing security.
(c)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $14,460,000, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security trades on the Hong Kong exchange.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to approximately $14,460,000 and represents 2.3% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $105,172,000 and the aggregate gross unrealized depreciation is approximately $19,091,000 resulting in net unrealized appreciation of approximately $86,081,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.5%
Information Technology Services	24.0
Internet Software & Services	16.1
Internet & Catalog Retail	12.9
Beverages	5.3
Diversified Consumer Services	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Australia (5.2%)
Dexus Property Group REIT	1,031,332	$6,277
Goodman Group REIT	3,566,451	18,235
GPT Group REIT	3,430,152	13,147
Investa Office Fund REIT	760,820	2,444
Mirvac Group REIT	5,694,782	8,447
Scentre Group REIT	9,376,641	31,913
Shopping Centres Australasia Property Group REIT	453,253	796
Stockland REIT	3,295,494	10,787
Vicinity Centres REIT	2,298,791	5,621
Westfield Corp. REIT	3,657,229	28,006
		125,673
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	761,703	3,039
BUWOG AG (a)	42,644	916
		3,955
Belgium (0.0%)
Befimmo SA REIT	2,819	181

Brazil (0.1%)
BR Properties SA	519,554	1,271

Canada (1.9%)
Boardwalk REIT	181,011	7,218
Brookfield Canada Office Properties REIT	235,161	5,284
Crombie Real Estate Investment Trust REIT	320,830	3,473
Dream Office Real Estate Investment Trust REIT	224,708	3,590
Extendicare, Inc.	184,957	1,340
First Capital Realty, Inc.	451,742	7,172
RioCan REIT	745,251	15,264
Smart Real Estate Investment Trust REIT	94,364	2,465
		45,806
China (0.6%)
China Overseas Land & Investment Ltd. (b)	1,250,000	3,956
China Resources Land Ltd. (b)	648,000	1,663
Dalian Wanda Commercial Properties Co., Ltd. H Shares (b)(c)	192,500	1,140
Global Logistic Properties Ltd.	4,772,500	6,816
		13,575
Finland (0.4%)
Citycon Oyj	3,977,245	10,038

France (3.0%)
Fonciere Des Regions REIT	43,721	4,132
Gecina SA REIT	79,458	10,940
ICADE REIT	113,194	8,671
Klepierre REIT	274,651	13,157
Unibail-Rodamco SE REIT	127,816	35,168
		72,068
Germany (1.6%)
ADO Properties SA (a)(c)	87,772	3,010

Alstria Office AG REIT (a)	83,069	1,199
Deutsche Euroshop AG	65,002	3,053
Deutsche Wohnen AG	368,596	11,463
LEG Immobilien AG (a)	26,891	2,535
Vonovia SE	503,107	18,105
		39,365
Hong Kong (10.8%)
Cheung Kong Property Holdings Ltd.	5,314,500	34,220
Hang Lung Properties Ltd.	1,761,000	3,364
Henderson Land Development Co., Ltd.	1,852,639	11,380
Hongkong Land Holdings Ltd.	6,894,800	41,300
Hysan Development Co., Ltd.	5,937,014	25,295
Kerry Properties Ltd.	1,087,720	2,987
Link REIT	4,280,275	25,381
New World Development Co., Ltd.	9,549,109	9,097
Sino Land Co., Ltd.	1,619,637	2,564
Sun Hung Kai Properties Ltd.	5,590,367	68,354
Swire Properties Ltd.	7,604,200	20,536
Wharf Holdings Ltd. (The)	3,381,763	18,484
		262,962
Ireland (0.4%)
Green REIT PLC	3,377,269	5,422
Hibernia REIT PLC	3,102,587	4,597
		10,019
Italy (0.0%)
Beni Stabili SpA REIT	935,285	702

Japan (10.1%)
Activia Properties, Inc. REIT	1,075	5,578
Advance Residence Investment Corp. REIT	1,358	3,438
Daiwa Office Investment Corp. REIT	536	3,334
Frontier Real Estate Investment Corp. REIT	249	1,197
GLP J-REIT	3,278	3,737
Hulic Co., Ltd.	181,600	1,736
Industrial & Infrastructure Fund Investment Corp. REIT	149	693
Invincible Investment Corp. REIT	2,797	2,098
Japan Real Estate Investment Corp. REIT	2,427	14,017
Japan Retail Fund Investment Corp. REIT	2,638	6,333
Kenedix Office Investment Corp. REIT	297	1,705
Mitsubishi Estate Co., Ltd.	3,053,000	56,709
Mitsui Fudosan Co., Ltd.	2,363,000	58,957
Mori Hills Investment Corp. REIT	2,464	3,645
Mori Trust Sogo Reit, Inc. REIT	1,117	1,931
Nippon Building Fund, Inc. REIT	2,962	17,554
Nippon Prologis, Inc. REIT	2,936	6,571
Nomura Real Estate Master Fund, Inc. REIT	5,707	8,519
NTT Urban Development Corp.	66,900	655
Orix, Inc. J-REIT	3,877	6,011
Sumitomo Realty & Development Co., Ltd.	1,107,000	32,400
Tokyo Tatemono Co., Ltd.	88,400	1,101
United Urban Investment Corp. REIT	5,840	9,439
		247,358
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	12,867,024	—

Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	166,956	7,814
Wereldhave N.V. REIT	101,385	5,670
		13,484
Norway (0.4%)
Entra ASA (c)	906,480	8,545
Norwegian Property ASA (a)	865,679	902
		9,447
Singapore (1.0%)
Ascendas Real Estate Investment Trust REIT	2,269,900	4,025
CapitaLand Commercial Trust Ltd. REIT	1,789,100	1,951
CapitaLand Ltd.	4,186,100	9,535
CapitaLand Mall Trust REIT	2,971,400	4,607
UOL Group Ltd.	914,493	4,071
		24,189
Spain (0.1%)
Merlin Properties Socimi SA REIT	239,883	2,790

Sweden (0.7%)
Atrium Ljungberg AB, Class B	214,920	3,720
Castellum AB	241,541	3,841
Fabege AB	82,254	1,389
Hufvudstaden AB, Class A	500,114	7,928
		16,878
Switzerland (0.7%)
PSP Swiss Property AG (Registered) (a)	169,162	16,273
Swiss Prime Site AG (Registered) (a)	19,213	1,695
		17,968
United Kingdom (6.7%)
British Land Co., PLC REIT	3,350,991	33,714
Capital & Counties Properties PLC	674,262	3,194
Capital & Regional PLC REIT	3,993,426	3,728
Derwent London PLC REIT	330,277	14,952
Great Portland Estates PLC REIT	1,340,873	14,020
Hammerson PLC REIT	1,624,503	13,498
Helical Bar PLC	121,210	672
Intu Properties PLC REIT	2,705,444	12,162
Land Securities Group PLC REIT	2,374,782	37,553
LXB Retail Properties PLC (a)	3,651,832	5,035
Segro PLC REIT	1,347,429	7,940
Shaftesbury PLC REIT	256,234	3,353
ST Modwen Properties PLC	1,026,308	4,459
Unite Group PLC	236,258	2,160
Urban & Civic PLC	1,135,938	4,160
Workspace Group PLC REIT	261,192	2,937
		163,537
United States (53.7%)
Acadia Realty Trust REIT	57,700	2,027
Apartment Investment & Management Co., Class A REIT	537,602	22,483
AvalonBay Communities, Inc. REIT	392,902	74,730
Boston Properties, Inc. REIT	561,702	71,381

Brixmor Property Group, Inc. REIT	277,964	7,121
Camden Property Trust REIT	467,131	39,281
Chesapeake Lodging Trust REIT	451,981	11,959
Corporate Office Properties Trust REIT	266,593	6,995
Cousins Properties, Inc. REIT	1,173,848	12,185
CubeSmart REIT	162,138	5,399
DDR Corp. REIT	438,154	7,795
Douglas Emmett, Inc. REIT	757,964	22,822
Duke Realty Corp. REIT	490,050	11,046
Equity Lifestyle Properties, Inc. REIT	73,876	5,373
Equity Residential REIT	1,378,631	103,439
Essex Property Trust, Inc. REIT	103,503	24,205
Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f)	1,860,000	603
General Growth Properties, Inc. REIT	1,648,635	49,014
HCP, Inc. REIT	286,507	9,334
Healthcare Realty Trust, Inc. REIT	251,703	7,775
Hilton Worldwide Holdings, Inc.	1,010,903	22,766
Host Hotels & Resorts, Inc. REIT	4,020,361	67,140
Hudson Pacific Properties, Inc. REIT	749,636	21,679
Kimco Realty Corp. REIT	1,177,542	33,890
La Quinta Holdings, Inc. (a)	175,960	2,199
LaSalle Hotel Properties REIT	1,173,838	29,710
Lexington Realty Trust REIT	27,623	238
Liberty Property Trust REIT	387,935	12,980
Macerich Co. (The) REIT	76,389	6,053
Mack-Cali Realty Corp. REIT	405,378	9,526
Mid-America Apartment Communities, Inc. REIT	16,686	1,705
National Retail Properties, Inc. REIT	404,258	18,677
Omega Healthcare Investors, Inc. REIT	28,383	1,002
Paramount Group, Inc. REIT	346,340	5,524
ProLogis, Inc. REIT	724,027	31,988
Public Storage REIT	257,203	70,944
QTS Realty Trust, Inc., Class A REIT	107,272	5,083
Realty Income Corp. REIT	17,695	1,106
Regency Centers Corp. REIT	569,399	42,620
Rexford Industrial Realty, Inc. REIT	255,701	4,644
Senior Housing Properties Trust REIT	677,745	12,125
Simon Property Group, Inc. REIT	876,866	182,116
Sovran Self Storage, Inc. REIT	54,342	6,410
Spirit Realty Capital, Inc. REIT	240,470	2,705
STORE Capital Corp. REIT	630,201	16,310
Sunstone Hotel Investors, Inc. REIT	197,449	2,764
Tanger Factory Outlet Centers, Inc. REIT	813,531	29,604
Taubman Centers, Inc. REIT	90,628	6,455
Ventas, Inc. REIT	526,950	33,177
Vornado Realty Trust REIT	1,000,581	94,485
Welltower, Inc. REIT	342,399	23,742
WP GLIMCHER, Inc. REIT	1,115,420	10,585
Xenia Hotels & Resorts, Inc. REIT	371,961	5,810
		1,310,729
Total Common Stocks (Cost $2,007,411)		2,391,995

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (g) (Cost $42,970)	42,970,361	42,970

Total Investments (99.9%) (Cost $2,050,381) (h)	2,434,965
Other Assets in Excess of Liabilities (0.1%)	3,485
Net Assets (100.0%)	$2,438,450

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid at March 31, 2016.
(e)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $603,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $110,000. At March 31, 2016, this security had an aggregate market value of approximately $603,000, representing less than 0.05% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $452,720,000 and the aggregate gross unrealized depreciation is approximately $68,136,000 resulting in net unrealized appreciation of approximately $384,584,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Retail	27.3%
Diversified	26.6
Other*	13.6
Residential	13.4
Office	13.3
Lodging/Resorts	5.8
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
France (8.0%)
L’Oreal SA	3,841	$688
Pernod Ricard SA	1,949	217
Sanofi	3,342	270
		1,175
Germany (3.6%)
Bayer AG (Registered)	2,539	298
SAP SE	2,767	224
		522
Japan (2.0%)
Japan Tobacco, Inc.	6,900	287

Netherlands (0.9%)
RELX N.V.	7,215	126

Switzerland (9.3%)
Nestle SA (Registered)	5,382	402
Novartis AG (Registered)	7,855	570
Roche Holding AG (Genusschein)	1,585	390
		1,362
United Kingdom (20.5%)
ARM Holdings PLC	7,500	109
British American Tobacco PLC	9,925	583
Experian PLC	6,476	116
GlaxoSmithKline PLC	16,269	330
Prudential PLC	11,499	215
Reckitt Benckiser Group PLC	9,032	873
RELX PLC	10,485	195
Unilever PLC	12,809	580
		3,001
United States (52.4%)
3M Co.	524	87
Accenture PLC, Class A	5,066	585
Alphabet, Inc., Class A (a)	910	694
Altria Group, Inc.	8,662	543
Automatic Data Processing, Inc.	3,931	353
Danaher Corp.	3,915	371
Intuit, Inc.	811	84
Johnson & Johnson	4,276	463
Microsoft Corp.	17,478	965
Mondelez International, Inc., Class A	8,353	335
Moody’s Corp.	766	74
Nielsen Holdings PLC	7,754	408
NIKE, Inc., Class B	3,055	188
Philip Morris International, Inc.	2,005	197
Reynolds American, Inc.	11,974	602
Time Warner, Inc.	3,365	244
Twenty-First Century Fox, Inc., Class A	8,128	227
Twenty-First Century Fox, Inc., Class B	12,161	343
Visa, Inc., Class A	6,166	472

Walt Disney Co. (The)	4,310	428
		7,663
Total Common Stocks (Cost $13,067)		14,136

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $285)	285,285	285
Total Investments (98.7%) (Cost $13,352) (c)		14,421
Other Assets in Excess of Liabilities (1.3%)		193
Net Assets (100.0%)		$14,614

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,443,000 and the aggregate gross unrealized depreciation is approximately $374,000 resulting in net unrealized appreciation of approximately $1,069,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	19.2%
Pharmaceuticals	16.1
Tobacco	15.3
Media	10.8
Information Technology Services	9.8
Software	8.8
Personal Products	8.8
Household Products	6.1
Food Products	5.1
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (93.6%)
Australia (3.1%)
Aurizon Holding Ltd.	47,283	$144
CSL Ltd.	3,524	274
		418
Belgium (3.8%)
Anheuser-Busch InBev N.V.	4,022	500

Brazil (1.7%)
CETIP SA - Mercados Organizados	20,145	225

Canada (4.1%)
Brookfield Asset Management, Inc., Class A	7,299	254
Brookfield Infrastructure Partners LP	7,004	295
		549
China (12.0%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	31,960	152
Jiangsu Hengrui Medicine Co., Ltd., Class A	35,800	261
Kweichow Moutai Co., Ltd., Class A	3,500	134
TAL Education Group ADR (a)	12,287	610
Tencent Holdings Ltd. (b)	21,200	433
		1,590
Denmark (5.2%)
DSV A/S	16,493	687

France (11.8%)
Christian Dior SE	2,499	453
Danone SA	4,176	297
Hermes International	1,587	559
Pernod Ricard SA	2,353	262
		1,571
Hong Kong (2.9%)
AIA Group Ltd.	68,400	388

Japan (5.4%)
Calbee, Inc.	14,400	572
Japan Airport Terminal Co., Ltd. (c)	4,100	146
		718
Korea, Republic of (1.8%)
Loen Entertainment, Inc. (a)	3,448	235

Norway (2.6%)
Telenor ASA	8,161	132
TGS Nopec Geophysical Co., ASA	13,593	208
		340
Switzerland (5.1%)
Kuehne & Nagel International AG (Registered)	1,958	278
Nestle SA (Registered)	5,310	397
		675

United Kingdom (14.4%)
ARM Holdings PLC	22,900	334
Burberry Group PLC	27,305	535
Diageo PLC	9,981	270
Hargreaves Lansdown PLC	15,152	292
Reckitt Benckiser Group PLC	4,971	480
		1,911
United States (19.7%)
Cognizant Technology Solutions Corp., Class A (a)	9,450	592
EPAM Systems, Inc. (a)	9,463	707
Globant SA (a)	8,718	269
Luxoft Holding, Inc. (a)	8,902	490
Priceline Group, Inc. (The) (a)	429	553
		2,611
Total Common Stocks (Cost $11,923)		12,418

Participation Notes (1.1%)
China (1.1%)
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	9,060	43
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	2,614	100
Total Participation Notes (Cost $100)		143

	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $3)	835	3
	Shares
Short-Term Investments (5.2%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	106,177	106

	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $5; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $5)	$5	5
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $3; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $3)	3	3

HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $6; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $7)	6	6
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $5; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $5)	5	5
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $6; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $6)	6	6
		25
Total Securities held as Collateral on Loaned Securities (Cost $131)		131

	Shares
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $551)	551,262	551
Total Short-Term Investments (Cost $682)		682
Total Investments (99.9%) (Cost $12,708) Including $125 of Securities Loaned (e)		13,246
Other Assets in Excess of Liabilities (0.1%)		14
Net Assets (100.0%)		$13,260

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $125,000 and $131,000, respectively. The Portfolio received cash collateral of approximately $131,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $631,000 and the aggregate gross unrealized depreciation is approximately $93,000 resulting in net unrealized appreciation of approximately $538,000.

ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	47.4%
Information Technology Services	13.7
Textiles, Apparel & Luxury Goods	11.8
Food Products	11.1
Beverages	9.7
Road & Rail	6.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Belgium (0.8%)
KBC Groep N.V.	630,002	$32,500

Canada (1.9%)
Barrick Gold Corp.	4,368,238	59,331
Turquoise Hill Resources Ltd. (a)	8,258,169	21,110
		80,441
China (0.8%)
China Petroleum & Chemical Corp. H Shares (b)	52,086,000	34,176

France (10.3%)
AXA SA	1,504,019	35,409
L’Oreal SA	848,680	152,052
Pernod Ricard SA	943,812	105,248
Publicis Groupe SA	601,010	42,203
Sanofi	1,239,298	99,927
		434,839
Germany (8.0%)
BASF SE	554,204	41,811
Bayer AG (Registered)	1,073,206	126,150
Continental AG	216,910	49,364
HeidelbergCement AG	582,105	49,844
SAP SE	893,601	72,297
		339,466
Ireland (1.0%)
CRH PLC	1,577,815	44,580

Italy (0.4%)
Eni SpA	1,131,679	17,127

Japan (15.0%)
Hitachi Ltd.	11,773,000	55,086
Inpex Corp.	5,012,500	38,013
Japan Tobacco, Inc.	3,479,500	144,999
Keyence Corp.	123,910	67,589
Kyocera Corp.	369,800	16,288
Mitsubishi Estate Co., Ltd.	2,545,000	47,273
MS&AD Insurance Group Holdings, Inc.	654,300	18,232
NGK Spark Plug Co., Ltd.	2,802,200	53,631
Nitto Denko Corp.	130,900	7,277
Sekisui House Ltd.	1,571,300	26,520
Sompo Japan Nipponkoa Holdings, Inc.	2,712,400	76,833
Sumco Corp. (c)	1,458,500	9,175
Sumitomo Mitsui Financial Group, Inc. (c)	526,651	15,966
Sumitomo Mitsui Trust Holdings, Inc.	1,470,999	4,308
Toyota Motor Corp.	1,031,000	54,525
		635,715
Netherlands (8.6%)
Akzo Nobel N.V.	814,090	55,488
ING Groep N.V. CVA	3,301,720	39,937
RELX N.V.	4,083,749	71,307

Unilever N.V. CVA	4,378,082	196,209
		362,941
Sweden (1.0%)
Nordea Bank AB	4,422,302	42,489

Switzerland (14.2%)
Credit Suisse Group AG (Registered) (a)	4,132,599	58,494
Nestle SA (Registered)	2,547,629	190,367
Novartis AG (Registered)	2,032,580	147,336
Roche Holding AG (Genusschein)	528,277	130,043
Swisscom AG (Registered) (c)	88,060	47,851
Zurich Insurance Group AG (a)	105,587	24,520
		598,611
United Kingdom (34.6%)
Admiral Group PLC	1,310,425	37,322
Aggreko PLC (c)	357,784	5,534
ARM Holdings PLC	1,521,610	22,160
Aviva PLC	8,581,695	56,216
British American Tobacco PLC	3,273,898	192,317
BT Group PLC	13,189,887	83,448
Bunzl PLC	2,626,707	76,320
Experian PLC	3,251,953	58,149
GlaxoSmithKline PLC	7,272,522	147,486
Imperial Brands PLC	2,383,957	132,267
Lloyds Banking Group PLC	86,581,488	84,585
Meggitt PLC	8,450,405	49,349
Prudential PLC	6,036,052	112,787
Reckitt Benckiser Group PLC	2,104,647	203,434
RELX PLC	2,636,010	48,990
Smiths Group PLC	2,670,351	41,268
Travis Perkins PLC	1,308,409	34,333
Weir Group PLC (The)	573,058	9,120
Wolseley PLC	1,169,636	66,171
		1,461,256
United States (0.6%)
AAC Technologies Holdings, Inc. (b)	3,291,564	25,162
Total Common Stocks (Cost $3,570,187)		4,109,303

Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	41,311,556	41,312

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $1,080; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $1,102)	$1,080	1,080

Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $1,843; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $1,880)	1,843	1,843
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $2,542; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $2,593)	2,542	2,542
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $1,906; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $1,944)	1,906	1,906
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $2,160; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $2,204)	2,160	2,160
		9,531
Total Securities held as Collateral on Loaned Securities (Cost $50,843)		50,843

	Shares	Value (000)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $83,314)	83,314,116	83,314
Total Short-Term Investments (Cost $134,157)		134,157
Total Investments (100.4%) (Cost $3,704,344) Including $48,722 of Securities Loaned (e)(f)		4,243,460
Liabilities in Excess of Other Assets (-0.4%)		(18,722)
Net Assets (100.0%)		$4,224,738

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $48,722,000 and $51,081,000, respectively. The Portfolio received cash collateral of approximately $51,081,000, of which approximately $50,843,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $238,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $35,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(f)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $783,086,000 and the aggregate gross unrealized depreciation is approximately $243,970,000 resulting in net unrealized appreciation of approximately $539,116,000.

CVA	Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Commonwealth Bank of Australia	JPY	23,300,000	$204,990	4/18/16	$(2,131)

JPY	—	Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	51.1%
Pharmaceuticals	15.5
Tobacco	11.2
Insurance	8.6
Personal Products	8.3
Banks	5.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $2,131,000.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—

Belgium (2.9%)
Anheuser-Busch InBev N.V.	16,893	2,100

Brazil (1.9%)
CETIP SA - Mercados Organizados	122,775	1,371

Canada (1.7%)
Brookfield Asset Management, Inc., Class A	35,953	1,251

China (18.4%)
58.com, Inc. ADR (a)	13,208	735
Autohome, Inc. ADR (a)	32,521	909
China Resources Beer Holdings Company Ltd. (d)	752,000	1,400
Foshan Haitian Flavouring & Food Co., Ltd., Class A	154,500	733
JD.com, Inc. ADR (a)	40,288	1,068
Jiangsu Hengrui Medicine Co., Ltd., Class A	201,900	1,474
Kweichow Moutai Co., Ltd., Class A	5,000	191
TAL Education Group ADR (a)	89,251	4,434
Tencent Holdings Ltd. (d)	118,800	2,426
		13,370
Denmark (5.3%)
DSV A/S	93,001	3,871

France (5.6%)
Christian Dior SE	9,366	1,699
Hermes International	6,697	2,358
		4,057
Germany (1.9%)
Adidas AG	11,570	1,356

Hong Kong (2.0%)
AIA Group Ltd.	257,400	1,458

India (2.1%)
HDFC Bank Ltd. ADR	25,230	1,555

Japan (5.1%)
Calbee, Inc.	73,400	2,915
Japan Airport Terminal Co., Ltd. (e)	22,900	814
		3,729
Korea, Republic of (10.3%)
Amorepacific Corp.	4,350	1,470
Loen Entertainment, Inc. (a)	22,539	1,539
Medy-Tox, Inc.	3,531	1,363
Osstem Implant Co., Ltd. (a)	17,609	1,212
ViroMed Co., Ltd. (a)(e)	14,258	1,919
		7,503

South Africa (2.2%)
Naspers Ltd., Class N	11,359	1,586

Switzerland (2.1%)
Nestle SA (Registered)	20,570	1,537

United Kingdom (12.6%)
ARM Holdings PLC	127,773	1,861
Burberry Group PLC	151,033	2,961
Hargreaves Lansdown PLC	85,424	1,649
Just Eat PLC (a)	224,224	1,215
Reckitt Benckiser Group PLC	15,662	1,514
		9,200
United States (24.1%)
Cognizant Technology Solutions Corp., Class A (a)	53,396	3,348
EPAM Systems, Inc. (a)	69,720	5,206
Globant SA (a)	73,732	2,275
Luxoft Holding, Inc. (a)	65,380	3,598
Priceline Group, Inc. (The) (a)	2,417	3,116
		17,543
Total Common Stocks (Cost $69,686)		71,487

Preferred Stock (0.2%)
India (0.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(f) (acquisition cost - $36; acquired 10/4/13) (Cost $36)	1,590	140

Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(c)(f) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	6	—	@

Participation Notes (4.1%)
China (4.1%)
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	87,760	417
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/23/17 (a)	156,900	1,620
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 5/5/16 (a)	2,224	85
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	22,079	845
Total Participation Notes (Cost $2,715)		2,967

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $10)	2,496	9

	Shares	Value (000)
Short-Term Investments (3.4%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	2,012,945	2,013

	Face Amount (000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $52; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $54)	$52	52
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $90; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $92)	90	90
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $124; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $126)	124	124
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $105; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $107)	105	105
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $93; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $95)	93	93
		464
Total Short-Term Investments (Cost $2,477)		2,477
Total Investments (105.9%) (Cost $74,924) Including $2,356 of Securities Loaned (h)		77,080
Liabilities in Excess of Other Assets (-5.9%)		(4,280)
Net Assets (100.0%)		$72,800

(a)	Non-income producing security.
(b)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $140,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 31, 2016.
(d)	Security trades on the Hong Kong exchange.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $2,356,000 and $2,489,000, respectively. The Portfolio received cash collateral of approximately $2,489,000, of which approximately $2,477,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $12,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to approximately $140,000 and represents 0.2% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,883,000 and the aggregate gross unrealized depreciation is approximately $1,727,000 resulting in net unrealized appreciation of approximately $2,156,000.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	34.5%
Information Technology Services	16.3
Textiles, Apparel & Luxury Goods	11.2
Food Products	7.5
Internet Software & Services	7.1
Beverages	6.5
Diversified Consumer Services	5.9
Internet & Catalog Retail	5.8
Road & Rail	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Australia (11.7%)
Dexus Property Group REIT	80,911	$492
Goodman Group REIT	283,433	1,449
GPT Group REIT	274,447	1,052
Investa Office Fund REIT	63,821	205
Mirvac Group REIT	453,391	672
Scentre Group REIT	755,182	2,570
Shopping Centres Australasia Property Group REIT	38,010	67
Stockland REIT	262,012	858
Vicinity Centres REIT	158,952	389
Westfield Corp. REIT	295,213	2,261
		10,015
Austria (0.4%)
Atrium European Real Estate Ltd. (a)	57,416	229
BUWOG AG (a)	3,816	82
		311
China (1.2%)
China Overseas Land & Investment Ltd. (b)	90,000	285
China Resources Land Ltd. (b)	52,000	133
Dalian Wanda Commercial Properties Co., Ltd. H Shares (b)(c)	16,400	97
Global Logistic Properties Ltd.	383,600	548
		1,063
Finland (1.1%)
Citycon Oyj	363,561	918

France (7.5%)
Fonciere Des Regions REIT	4,096	387
Gecina SA REIT	6,901	950
ICADE REIT	10,606	812
Klepierre REIT	23,561	1,129
Unibail-Rodamco SE REIT	11,411	3,140
		6,418
Germany (3.8%)
ADO Properties SA (a)(c)	6,488	223
Alstria Office AG REIT (a)	4,489	65
Deutsche Euroshop AG	5,077	238
Deutsche Wohnen AG	33,041	1,028
LEG Immobilien AG (a)	1,447	136
Vonovia SE	44,930	1,617
		3,307
Hong Kong (24.6%)
Cheung Kong Property Holdings Ltd.	426,500	2,746
Hang Lung Properties Ltd.	142,000	271
Henderson Land Development Co., Ltd.	147,630	907
Hongkong Land Holdings Ltd.	564,700	3,383
Hysan Development Co., Ltd.	478,836	2,040
Kerry Properties Ltd.	91,771	252
Link REIT	330,895	1,962
New World Development Co., Ltd.	765,748	729
Sino Land Co., Ltd.	100,945	160

Sun Hung Kai Properties Ltd.	449,456	5,496
Swire Properties Ltd.	614,100	1,658
Wharf Holdings Ltd. (The)	267,117	1,460
		21,064
Ireland (1.1%)
Green REIT PLC	307,487	494
Hibernia REIT PLC	287,719	426
		920
Italy (0.1%)
Beni Stabili SpA REIT	84,112	63

Japan (23.4%)
Activia Properties, Inc. REIT	86	446
Advance Residence Investment Corp. REIT	111	281
Daiwa Office Investment Corp. REIT	43	267
Frontier Real Estate Investment Corp. REIT	22	106
GLP J-REIT	266	303
Hulic Co., Ltd.	14,800	141
Industrial & Infrastructure Fund Investment Corp. REIT	12	56
Invincible Investment Corp. REIT	225	169
Japan Real Estate Investment Corp. REIT	196	1,132
Japan Retail Fund Investment Corp. REIT	212	509
Kenedix Office Investment Corp. REIT	24	138
Mitsubishi Estate Co., Ltd.	251,000	4,662
Mitsui Fudosan Co., Ltd.	190,000	4,741
Mori Hills Investment Corp. REIT	199	294
Mori Trust Sogo Reit, Inc. REIT	112	194
Nippon Building Fund, Inc. REIT	237	1,405
Nippon Prologis, Inc. REIT	237	530
Nomura Real Estate Master Fund, Inc. REIT	452	675
NTT Urban Development Corp.	5,400	53
Orix, Inc. J-REIT	313	485
Sumitomo Realty & Development Co., Ltd.	90,000	2,634
Tokyo Tatemono Co., Ltd.	7,200	90
United Urban Investment Corp. REIT	469	758
		20,069
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	4,769,371	—

Netherlands (1.4%)
Eurocommercial Properties N.V. CVA REIT	14,735	689
Wereldhave N.V. REIT	9,025	505
		1,194
Norway (1.0%)
Entra ASA (c)	81,655	770
Norwegian Property ASA (a)	91,290	95
		865
Singapore (2.3%)
Ascendas Real Estate Investment Trust REIT	176,000	312
CapitaLand Commercial Trust Ltd. REIT	146,000	159
CapitaLand Ltd.	359,400	819
CapitaLand Mall Trust REIT	244,900	380

UOL Group Ltd.	76,022	338
		2,008
Spain (0.2%)
Merlin Properties Socimi SA REIT	16,267	189

Sweden (1.6%)
Atrium Ljungberg AB, Class B	16,649	288
Castellum AB	21,757	346
Fabege AB	7,254	123
Hufvudstaden AB, Class A	39,173	621
		1,378
Switzerland (1.8%)
PSP Swiss Property AG (Registered) (a)	14,488	1,394
Swiss Prime Site AG (Registered) (a)	1,785	157
		1,551
United Kingdom (15.8%)
British Land Co., PLC REIT	264,313	2,659
Capital & Counties Properties PLC	63,174	299
Capital & Regional PLC REIT	363,982	340
Derwent London PLC REIT	24,114	1,092
Great Portland Estates PLC REIT	100,966	1,056
Hammerson PLC REIT	146,272	1,215
Helical Bar PLC	10,847	60
Intu Properties PLC REIT	234,807	1,055
Land Securities Group PLC REIT	189,270	2,993
LXB Retail Properties PLC (a)	377,895	521
Segro PLC REIT	115,546	681
Shaftesbury PLC REIT	23,081	302
ST Modwen Properties PLC	91,845	399
Unite Group PLC	21,298	195
Urban & Civic PLC	106,509	390
Workspace Group PLC REIT	24,332	274
		13,531
Total Common Stocks (Cost $83,848)		84,864

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $611)	610,685	611
Total Investments (99.7%) (Cost $84,459) (g)		85,475
Other Assets in Excess of Liabilities (0.3%)		246
Net Assets (100.0%)		$85,721

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid at March 31, 2016.
(e)

At March 31, 2016, the Portfolio held a fair valued security valued at $0, representing 0.00% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,929,000 and the aggregate gross unrealized depreciation is approximately $4,913,000 resulting in net unrealized appreciation of approximately $1,016,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	51.9%
Retail	21.7
Office	15.9
Other*	10.5
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (95.8%)
Australia (3.1%)
Macquarie Atlas Roads Group	1,000,970	$3,683
Sydney Airport	388,183	1,991
Transurban Group	511,818	4,453
		10,127
Brazil (1.6%)
Arteris SA	1,799,500	4,820
CCR SA	105,840	413
		5,233
Canada (14.1%)
Enbridge, Inc. (a)	552,255	21,499
Hydro One Ltd. (a)(b)	41,074	769
Inter Pipeline Ltd. (a)	320,128	6,594
Pembina Pipeline Corp. (a)	161,742	4,372
TransCanada Corp. (a)	342,371	13,460
		46,694
China (5.0%)
China Everbright International Ltd. (c)	1,861,000	2,078
Guangdong Investment Ltd. (c)	4,474,000	5,658
Hopewell Highway Infrastructure Ltd. (c)	18,168,000	8,923
		16,659
France (4.2%)
Eutelsat Communications SA	53,351	1,724
Groupe Eurotunnel SE	151,230	1,695
SES SA	113,241	3,316
Vinci SA	97,280	7,247
		13,982
Italy (1.2%)
Atlantia SpA	128,956	3,576
Infrastrutture Wireless Italiane SpA (b)(d)	63,270	317
		3,893
Japan (1.1%)
Tokyo Gas Co., Ltd.	758,000	3,534

Mexico (0.2%)
Infraestructura Energetica Nova SAB de CV	197,246	801

Spain (5.4%)
Abertis Infraestructuras SA	98,550	1,620
Ferrovial SA	192,258	4,131
Saeta Yield SA	1,201,031	11,945
		17,696
Switzerland (1.2%)
Flughafen Zuerich AG (Registered)	4,379	3,921

United Kingdom (11.9%)
John Laing Group PLC (b)	3,968,351	13,001

National Grid PLC	1,129,629	16,017
Pennon Group PLC	241,611	2,814
Severn Trent PLC	115,810	3,614
United Utilities Group PLC	298,522	3,957
		39,403
United States (46.8%)
American Tower Corp. REIT	230,300	23,576
American Water Works Co., Inc.	54,420	3,751
Atmos Energy Corp.	57,322	4,257
CenterPoint Energy, Inc.	60,022	1,256
Cheniere Energy, Inc. (a)(d)	77,401	2,618
Columbia Pipeline Group, Inc.	187,524	4,707
Crown Castle International Corp. REIT (a)	145,035	12,546
Enbridge Energy Management LLC (d)	1,051,606	18,876
Eversource Energy	105,411	6,150
Kinder Morgan, Inc.	323,950	5,786
NiSource, Inc.	172,304	4,059
ONEOK, Inc.	25,880	773
Pattern Energy Group, Inc.	1,155,494	22,035
PG&E Corp.	248,946	14,867
SBA Communications Corp., Class A (d)	43,260	4,333
Sempra Energy	146,738	15,268
Spectra Energy Corp.	278,622	8,526
Union Pacific Corp.	19,750	1,571
		154,955
Total Common Stocks (Cost $264,446)		316,898

	No. of Rights
Right (0.2%)
United States (0.2%)
TransCanada Corp. (d) (Cost $748)	21,388	827

	Shares	Value (000)
Short-Term Investments (10.6%)
Securities held as Collateral on Loaned Securities (7.0%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	18,697,641	18,698

	Face Amount (000)
Repurchase Agreements (1.3%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $489; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $499)	$489	489

Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $834; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $851)	834	834
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $1,150; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $1,173)	1,150	1,150
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $863; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $880)	863	863
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $978; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $997)	978	978
		4,314
Total Securities held as Collateral on Loaned Securities (Cost $23,012)		23,012

	Shares	Value (000)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $11,867)	11,866,840	11,867
Total Short-Term Investments (Cost $34,879)		34,879
Total Investments (106.6%) (Cost $300,073) Including $35,170 of Securities Loaned (f)		352,604
Liabilities in Excess of Other Assets (-6.6%)		(21,752)
Net Assets (100.0%)		$330,852

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $35,170.000 and $36,367,000, respectively. The Portfolio received cash collateral of approximately $23,119,000, of which approximately $23,012,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2016, there was uninvested cash collateral of approximately $107,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $13,248,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $64,586,000 and the aggregate gross unrealized depreciation is approximately $12,055,000 resulting in net unrealized appreciation of approximately $52,531,000.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	35.2%
Communications	13.8
Electricity Transmission & Distribution	11.5
Toll Roads	11.1
PPA Contracted Renewables	10.3
Water	6.6
Other**	5.9
Diversified	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (91.4%)
Aerospace & Defense (4.6%)
United Technologies Corp.	33,682	$3,371

Beverages (5.4%)
Brown-Forman Corp., Class B	10,745	1,058
Monster Beverage Corp. (a)	21,857	2,915
		3,973
Diversified Financial Services (7.8%)
Berkshire Hathaway, Inc., Class B (a)	17,237	2,446
McGraw Hill Financial, Inc.	32,744	3,241
		5,687
Food Products (12.7%)
Hershey Co. (The)	11,553	1,064
Kraft Heinz Co. (The)	24,914	1,957
Mead Johnson Nutrition Co.	39,730	3,376
Mondelez International, Inc., Class A	25,804	1,035
Nestle SA ADR (Switzerland)	25,667	1,915
		9,347
Household Products (1.4%)
Colgate-Palmolive Co.	14,908	1,053

Information Technology Services (7.4%)
Mastercard, Inc., Class A	34,415	3,252
Visa, Inc., Class A	28,746	2,199
		5,451
Internet & Catalog Retail (8.4%)
Amazon.com, Inc. (a)	10,373	6,158

Internet Software & Services (17.5%)
Alphabet, Inc., Class C (a)	4,499	3,351
Facebook, Inc., Class A (a)	54,072	6,170
LinkedIn Corp., Class A (a)	14,945	1,709
Twitter, Inc. (a)	95,325	1,578
		12,808
Life Sciences Tools & Services (1.5%)
Thermo Fisher Scientific, Inc.	7,857	1,112

Media (2.3%)
Walt Disney Co. (The)	16,865	1,675

Personal Products (1.4%)
Estee Lauder Cos., Inc. (The), Class A	11,154	1,052

Pharmaceuticals (4.2%)
Zoetis, Inc.	69,195	3,067

Software (1.5%)
Salesforce.com, Inc. (a)	14,532	1,073

Specialty Retail (7.3%)
Tiffany & Co.	34,245	2,513
TJX Cos., Inc. (The)	35,916	2,814
		5,327
Tech Hardware, Storage & Peripherals (6.5%)
Apple, Inc.	43,400	4,730

Textiles, Apparel & Luxury Goods (1.5%)
Michael Kors Holdings Ltd. (a)	18,971	1,081
Total Common Stocks (Cost $61,030)		66,965

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $19)	4,813	17

	Shares
Short-Term Investment (4.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $3,248)	3,248,047	3,248
Total Investments (95.8%) (Cost $64,297) (c)		70,230
Other Assets in Excess of Liabilities (4.2%)		3,062
Net Assets (100.0%)		$73,292

(a)		Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,999,000 and the aggregate gross unrealized depreciation is approximately $2,066,000 resulting in net unrealized appreciation of approximately $5,933,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.8%
Internet Software & Services	18.2
Food Products	13.3
Internet & Catalog Retail	8.8
Diversified Financial Services	8.1
Information Technology Services	7.8
Specialty Retail	7.6
Tech Hardware, Storage & Peripherals	6.7
Beverages	5.7
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (93.9%)
Automobiles (4.3%)
Tesla Motors, Inc. (a)(b)	651,648	$149,729

Beverages (2.9%)
Monster Beverage Corp. (a)	738,240	98,467

Biotechnology (1.0%)
Alnylam Pharmaceuticals, Inc. (a)	184,894	11,606
Intrexon Corp. (a)(b)	448,885	15,213
Juno Therapeutics, Inc. (a)(b)	228,759	8,713
		35,532
Consumer Finance (1.0%)
LendingClub Corp. (a)	4,110,063	34,114

Diversified Financial Services (3.6%)
McGraw Hill Financial, Inc.	1,236,261	122,365

Electrical Equipment (0.2%)
SolarCity Corp. (a)(b)	349,991	8,603

Food & Staples Retailing (1.5%)
Walgreens Boots Alliance, Inc.	602,400	50,746

Food Products (3.3%)
Mead Johnson Nutrition Co.	1,355,105	115,143

Health Care Equipment & Supplies (4.6%)
Intuitive Surgical, Inc. (a)	261,925	157,430

Health Care Technology (1.6%)
athenahealth, Inc. (a)	389,417	54,043

Information Technology Services (7.8%)
Mastercard, Inc., Class A	1,694,917	160,170
Visa, Inc., Class A	1,415,554	108,261
		268,431
Internet & Catalog Retail (15.6%)
Amazon.com, Inc. (a)	498,975	296,212
JD.com, Inc. ADR (China) (a)	1,303,728	34,549
Netflix, Inc. (a)	867,625	88,697
Priceline Group, Inc. (The) (a)	92,049	118,647
		538,105
Internet Software & Services (21.3%)
Alibaba Group Holding Ltd. ADR (China) (a)	507,821	40,133
Alphabet, Inc., Class C (a)	234,436	174,643
Facebook, Inc., Class A (a)	2,831,659	323,092
LinkedIn Corp., Class A (a)	702,817	80,367
Tencent Holdings Ltd. (China) (c)	1,828,500	37,337
Twitter, Inc. (a)	4,643,543	76,851
		732,423

Life Sciences Tools & Services (4.6%)
Illumina, Inc. (a)	982,390	159,255

Pharmaceuticals (3.0%)
Zoetis, Inc.	2,329,773	103,279

Software (8.5%)
Mobileye N.V. (a)(b)	461,856	17,222
Salesforce.com, Inc. (a)	1,650,983	121,892
Splunk, Inc. (a)	912,914	44,669
Workday, Inc., Class A (a)	1,420,623	109,161
		292,944
Tech Hardware, Storage & Peripherals (7.5%)
Apple, Inc.	2,358,185	257,019

Textiles, Apparel & Luxury Goods (1.6%)
Michael Kors Holdings Ltd. (a)	953,885	54,333
Total Common Stocks (Cost $2,146,537)		3,231,961

Preferred Stocks (3.9%)
Electronic Equipment, Instruments & Components (0.6%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $18,812; acquired 12/22/15)	816,725	18,703

Internet & Catalog Retail (3.2%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $20,638; acquired 4/16/14)	506,928	37,213
Flipkart Online Services Pvt Ltd. Series F (a)(d)(e)(f) (acquisition cost - $15,000; acquired 8/18/14)	207,900	18,266
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $54,173; acquired 12/3/15)	1,110,729	54,173
		109,652
Internet Software & Services (0.1%)
Dropbox, Inc. Series C (a)(d)(e)(f) (acquisition cost - $7,182; acquired 1/30/14)	375,979	4,140
Total Preferred Stocks (Cost $115,805)		132,495

	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $1,856)	476,779	1,666

	Shares
Short-Term Investments (7.7%)
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	141,719,483	141,719

	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $3,706; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $3,780)	$3,706	3,706
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $6,322; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $6,448)	6,322	6,322
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $8,719; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $8,894)	8,719	8,719
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $6,539; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $6,670)	6,539	6,539
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $7,411; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $7,559)	7,411	7,411
		32,697
Total Securities held as Collateral on Loaned Securities (Cost $174,416)		174,416

	Shares
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $90,094)	90,094,209	90,094
Total Short-Term Investments (Cost $264,510)		264,510
Total Investments (105.5%) (Cost $2,528,708) Including $192,805 of Securities Loaned (h)		3,630,632
Liabilities in Excess of Other Assets (-5.5%)		(189,272)
Net Assets (100.0%)		$3,441,360

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $192,805,000 and $194,285,000, respectively. The Portfolio received cash collateral of approximately $175,233,000, of which approximately $174,416,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2016, there was uninvested cash collateral of approximately $817,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $19,052,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Security has been deemed illiquid at March 31, 2016.
(e)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $132,495,000, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to approximately $132,495,000 and represents 3.9% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $36,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,300,025,000 and the aggregate gross unrealized depreciation is approximately $198,101,000 resulting in net unrealized appreciation of approximately $1,101,924,000.

ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	36.3%
Internet Software & Services	21.3
Internet & Catalog Retail	18.7
Software	8.5
Information Technology Services	7.8
Tech Hardware, Storage & Peripherals	7.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (84.7%)
Aerospace & Defense (12.1%)
BWX Technologies, Inc.	6,181	$208
United Technologies Corp.	2,580	258
		466
Auto Components (0.5%)
Fox Factory Holding Corp. (a)	1,120	18

Automobiles (2.0%)
Harley-Davidson, Inc.	1,504	77

Beverages (0.2%)
Big Rock Brewery, Inc. (Canada) (a)	1,730	7

Chemicals (2.8%)
Mosaic Co. (The)	4,012	108

Commercial Services & Supplies (2.0%)
Copart, Inc. (a)	1,882	77

Diversified Financial Services (4.3%)
Berkshire Hathaway, Inc., Class B (a)	528	75
Leucadia National Corp.	5,677	92
		167
Health Care Equipment & Supplies (4.3%)
Intuitive Surgical, Inc. (a)	275	165

Health Care Technology (0.2%)
Castlight Health, Inc., Class B (a)	1,910	6

Hotels, Restaurants & Leisure (1.1%)
Bojangles’, Inc. (a)	1,477	25
Habit Restaurants, Inc. (The) (a)	695	13
Wingstop, Inc. (a)(b)	204	5
		43
Household Durables (3.7%)
Garmin Ltd.	3,580	143

Industrial Conglomerates (4.2%)
Koninklijke Philips N.V. (Netherlands) (b)	5,617	160

Information Technology Services (4.1%)
PayPal Holdings, Inc. (a)	4,087	158

Insurance (8.0%)
Progressive Corp. (The)	4,405	155
RenaissanceRe Holdings Ltd.	1,296	155
		310
Internet Software & Services (5.3%)
eBay, Inc. (a)	5,468	130
GrubHub, Inc. (a)(b)	1,310	33
Shutterstock, Inc. (a)(b)	513	19

Twitter, Inc. (a)	1,241	21
		203
Leisure Products (1.0%)
Vista Outdoor, Inc. (a)	778	40

Machinery (14.7%)
Allison Transmission Holdings, Inc.	1,285	34
Joy Global, Inc.	9,258	149
Manitowoc Co., Inc. (The)	4,321	19
Manitowoc Foodservice, Inc. (a)	12,963	191
Terex Corp.	6,964	173
		566
Media (5.4%)
News Corp., Class A	4,297	55
Time Warner, Inc.	2,110	153
		208
Metals & Mining (1.0%)
Dominion Diamond Corp. (Canada)	3,425	38

Software (1.9%)
Workday, Inc., Class A (a)	944	72

Specialty Retail (0.2%)
Container Store Group, Inc. (The) (a)	1,043	6

Trading Companies & Distributors (4.0%)
Fastenal Co.	3,135	154

Transportation Infrastructure (1.7%)
BBA Aviation PLC (United Kingdom)	23,250	67
Total Common Stocks (Cost $3,136)		3,259

	No. of Warrants
Warrant (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expires 8/31/16 (a) (Cost $1)	119	—	@

	Shares	Value (000)
Short-Term Investments (13.2%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	122,483	122

	Face Amount (000)	Value (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $3; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $3)	$3	3
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $5; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $6)	5	5
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $8; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $8)	8	8
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $6; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $6)	6	6
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $7; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $7)	7	7
		29
Total Securities held as Collateral on Loaned Securities (Cost $151)		151

	Shares
Investment Company (9.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $357)	356,737	357
Total Short-Term Investments (Cost $508)		508
Total Investments (97.9%) (Cost $3,645) Including $151 of Securities Loaned (d)		3,767
Other Assets in Excess of Liabilities (2.1%)		82
Net Assets (100.0%)		$3,849

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $151,000 and $154,000, respectively. The Portfolio received cash collateral of approximately $151,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $321,000 and the aggregate gross unrealized depreciation is approximately $199,000 resulting in net unrealized appreciation of approximately $122,000.

@	Value is less than $500.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.6%
Machinery	15.7
Aerospace & Defense	12.9
Short-Term Investment	9.9
Insurance	8.6
Media	5.7
Internet Software & Services	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (88.8%)
Aerospace & Defense (4.0%)
BWX Technologies, Inc.	1,393,283	$46,759

Air Freight & Logistics (2.4%)
XPO Logistics, Inc. (a)(b)	935,436	28,718

Biotechnology (2.9%)
ACADIA Pharmaceuticals, Inc. (a)(b)	91,879	2,569
Agios Pharmaceuticals, Inc. (a)(b)	76,039	3,087
Alnylam Pharmaceuticals, Inc. (a)	59,732	3,749
Bellicum Pharmaceuticals, Inc. (a)(b)	248,214	2,321
Clovis Oncology, Inc. (a)	61,530	1,181
Editas Medicine, Inc. (a)(b)	97,185	3,357
Insmed, Inc. (a)	152,533	1,933
Intrexon Corp. (a)(b)	222,614	7,544
Ironwood Pharmaceuticals, Inc. (a)	292,867	3,204
Juno Therapeutics, Inc. (a)(b)	81,430	3,102
Spark Therapeutics, Inc. (a)(b)	76,429	2,255
		34,302
Capital Markets (3.3%)
Artisan Partners Asset Management, Inc., Class A	411,750	12,698
Financial Engines, Inc. (b)	530,592	16,676
WisdomTree Investments, Inc. (b)	890,161	10,175
		39,549
Chemicals (0.9%)
Platform Specialty Products Corp. (a)(b)	1,189,718	10,232

Consumer Finance (2.5%)
LendingClub Corp. (a)	3,592,525	29,818

Electronic Equipment, Instruments & Components (1.1%)
Cognex Corp.	177,870	6,928
FARO Technologies, Inc. (a)	174,667	5,626
		12,554
Health Care Equipment & Supplies (0.8%)
Novocure Ltd. (a)(b)	169,691	2,457
Penumbra, Inc. (a)(b)	164,496	7,567
		10,024
Health Care Providers & Services (1.6%)
HealthEquity, Inc. (a)	746,171	18,408

Health Care Technology (9.4%)
athenahealth, Inc. (a)	394,588	54,761
Castlight Health, Inc., Class B (a)(b)	1,829,263	6,092
Medidata Solutions, Inc. (a)	721,217	27,918
Press Ganey Holdings, Inc. (a)	330,885	9,953
Veeva Systems, Inc., Class A (a)	498,797	12,490
		111,214
Hotels, Restaurants & Leisure (7.1%)
Fiesta Restaurant Group, Inc. (a)	513,418	16,830

Habit Restaurants, Inc. (The) (a)(b)	525,296	9,786
Krispy Kreme Doughnuts, Inc. (a)	435,668	6,792
Lindblad Expeditions Holdings, Inc. (a)	440,484	4,378
Shake Shack, Inc., Class A (a)(b)	139,142	5,193
Wingstop, Inc. (a)(b)	504,591	11,444
Zoe’s Kitchen, Inc. (a)(b)	769,709	30,011
		84,434
Internet & Catalog Retail (4.9%)
Blue Nile, Inc.	182,271	4,686
Etsy, Inc. (a)	1,247,867	10,856
MakeMyTrip Ltd. (India) (a)(b)	428,447	7,751
Ocado Group PLC (United Kingdom) (a)	2,845,585	11,856
Wayfair, Inc., Class A (a)(b)	540,619	23,366
		58,515
Internet Software & Services (19.5%)
Angie’s List, Inc. (a)	851,122	6,869
Autohome, Inc. ADR (China) (a)	407,099	11,374
Benefitfocus, Inc. (a)(b)	391,255	13,048
Criteo SA ADR (France) (a)	973,163	40,309
GrubHub, Inc. (a)(b)	1,940,516	48,765
Just Eat PLC (United Kingdom) (a)	2,831,620	15,345
Marketo, Inc. (a)	633,643	12,400
New Relic, Inc. (a)(b)	216,721	5,652
OPOWER, Inc. (a)(b)	521,486	3,551
Quotient Technology, Inc. (a)(b)	665,329	7,053
Shutterstock, Inc. (a)(b)	472,856	17,368
Twitter, Inc. (a)	1,062,063	17,577
Zillow Group, Inc., Class A (a)(b)	437,218	11,171
Zillow Group, Inc., Class C (a)(b)	879,445	20,869
		231,351
Machinery (7.7%)
Joy Global, Inc. (b)	845,556	13,588
Manitowoc Co., Inc. (The)	2,799,750	12,123
Manitowoc Foodservice, Inc. (a)	2,799,750	41,268
Terex Corp.	960,827	23,906
		90,885
Multi-line Retail (1.1%)
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	563,358	13,199

Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(c)(d)	6,682,555	—

Professional Services (6.0%)
Advisory Board Co. (The) (a)	1,024,079	33,027
CEB, Inc.	302,337	19,570
WageWorks, Inc. (a)	353,228	17,877
		70,474
Software (6.8%)
Ellie Mae, Inc. (a)	135,629	12,293
FleetMatics Group PLC (a)	483,736	19,693
Guidewire Software, Inc. (a)	577,477	31,461
Xero Ltd. (Australia) (a)	384,873	4,105

Zendesk, Inc. (a)	596,243	12,479
		80,031
Specialty Retail (6.8%)
Burlington Stores, Inc. (a)	213,977	12,034
Five Below, Inc. (a)	1,244,335	51,441
Restoration Hardware Holdings, Inc. (a)	398,068	16,679
		80,154
Total Common Stocks (Cost $984,978)		1,050,621

Preferred Stocks (7.0%)
Health Care Technology (0.4%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	4,969

Hotels, Restaurants & Leisure (1.3%)
Blue Bottle Coffee, Inc. Series B (a)(c)(d)(e) (acquisition cost - $13,714; acquired 1/24/14)	947,792	15,136

Internet & Catalog Retail (3.1%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $9,579; acquired 10/4/13)	417,464	36,678

Internet Software & Services (0.6%)
Doximity, Inc. Series C (a)(c)(d)(e) (acquisition cost - $8,482; acquired 4/10/14)	1,759,434	7,530
Mode Media Corporation Series M-1 (a)(c)(d)(e) (acquisition cost - $5,449; acquired 3/19/08)	361,920	149
Mode Media Corporation Escrow Series M-1 (a)(c)(d)(e) (acquisition cost - $506; acquired 3/19/08)	51,702	10
		7,689
Software (1.6%)
DOMO, Inc. (a)(c)(d)(e) (acquisition cost - $10,559; acquired 1/31/14 - 2/7/14)	2,554,715	13,157
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	5,438
		18,595
Tobacco (0.0%)
NJOY, Inc. Series D (a)(c)(d)(e) (acquisition cost - $6,363; acquired 2/14/14)	375,918	169
Total Preferred Stocks (Cost $71,490)		83,236

Convertible Preferred Stock (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (China) (a)(c)(e) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	1	—	@

Participation Note (0.1%)
Hotels, Restaurants & Leisure (0.1%)
Lindblad Expeditions Holdings, Inc., Equity Linked Notes, expires 7/8/20 (a) (Cost $590)	295,510	768

	Face Amount (000)	Value (000)
Promissory Notes (0.0%)
Internet Software & Services (0.0%)
Mode Media Corporation 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $2,301; acquired 3/19/08)	$793	531
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $40; acquired 3/19/08)	29	9
Total Promissory Notes (Cost $2,341)		540

	Notional Amount (000)
Call Option Purchased (0.1%)
Foreign Currency Option (0.1%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $1,006)	258,514	903

	Shares
Short-Term Investments (23.5%)
Securities held as Collateral on Loaned Securities (18.2%)
Investment Company (14.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	174,587,479	174,587

	Face Amount (000)
Repurchase Agreements (3.4%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $4,565; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $4,656)	$4,565	4,565
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $7,788; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $7,943)	7,788	7,788
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $10,741; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $10,957)	10,741	10,741
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $8,056; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $8,217)	8,056	8,056

Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $9,130; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $9,313)	9,130	9,130
		40,280
Total Securities held as Collateral on Loaned Securities (Cost $214,867)		214,867

	Shares	Value (000)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $63,229)	63,228,586	63,229
Total Short-Term Investments (Cost $278,096)		278,096
Total Investments (119.5%) (Cost $1,338,501) Including $214,521 of Securities Loaned (g)		1,414,164
Liabilities in Excess of Other Assets (-19.5%)		(230,608)
Net Assets (100.0%)		$1,183,556

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $214,521,000 and $217,089,000, respectively. The Portfolio received cash collateral of approximately $215,873,000, of which approximately $214,867,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2016, there was uninvested cash collateral of approximately $1,006,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $1,216,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at March 31, 2016.
(d)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $83,776,000, representing 7.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to approximately $83,776,000 and represents 7.1% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $17,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $203,249,000 and the aggregate gross unrealized depreciation is approximately $127,586,000 resulting in net unrealized appreciation of approximately $75,663,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	20.4%
Internet Software & Services	19.9
Health Care Technology	9.7
Hotels, Restaurants & Leisure	8.4
Software	8.2
Internet & Catalog Retail	7.9
Machinery	7.6
Specialty Retail	6.7
Professional Services	5.9
Short-Term Investment	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Apartments (17.8%)
Apartment Investment & Management Co., Class A REIT	315,153	$13,180
AvalonBay Communities, Inc. REIT	216,943	41,262
Camden Property Trust REIT	295,966	24,888
Equity Residential REIT	878,675	65,927
Essex Property Trust, Inc. REIT	54,185	12,672
		157,929
Data Centers (0.5%)
QTS Realty Trust, Inc., Class A REIT	87,018	4,123

Diversified (6.6%)
Lexington Realty Trust REIT	36,660	315
RMR Group, Inc. (The) (a)	136	3
Vornado Realty Trust REIT	614,916	58,067
		58,385
Health Care (6.9%)
HCP, Inc. REIT	181,341	5,908
Healthcare Realty Trust, Inc. REIT	169,764	5,244
Omega Healthcare Investors, Inc. REIT	17,968	634
Senior Housing Properties Trust REIT	338,873	6,063
Ventas, Inc. REIT	376,681	23,716
Welltower, Inc. REIT	281,384	19,511
		61,076
Industrial (4.7%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	7,890
Duke Realty Corp. REIT	222,715	5,020
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	2,561
Liberty Property Trust REIT	159,497	5,337
ProLogis, Inc. REIT	407,126	17,987
Rexford Industrial Realty, Inc. REIT	181,117	3,289
		42,084
Lodging/Resorts (10.6%)
Chesapeake Lodging Trust REIT	325,694	8,618
Hilton Worldwide Holdings, Inc.	631,770	14,227
Host Hotels & Resorts, Inc. REIT	2,865,170	47,848
La Quinta Holdings, Inc. (a)	111,640	1,396
LaSalle Hotel Properties REIT	667,766	16,901
Sunstone Hotel Investors, Inc. REIT	125,261	1,754
Xenia Hotels & Resorts, Inc. REIT	237,519	3,710
		94,454
Manufactured Homes (0.4%)
Equity Lifestyle Properties, Inc. REIT	47,616	3,463

Office (12.2%)
Boston Properties, Inc. REIT	365,033	46,388
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	384
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,659
Corporate Office Properties Trust REIT	147,064	3,859
Cousins Properties, Inc. REIT	910,725	9,453
Douglas Emmett, Inc. REIT	527,584	15,886

Hudson Pacific Properties, Inc. REIT	616,122	17,818
Mack-Cali Realty Corp. REIT	264,127	6,207
Paramount Group, Inc. REIT	217,093	3,463
		108,117
Regional Malls (18.8%)
General Growth Properties, Inc. REIT	1,099,695	32,694
Macerich Co. (The) REIT	29,626	2,347
Simon Property Group, Inc. REIT	584,727	121,442
Taubman Centers, Inc. REIT	57,066	4,065
WP GLIMCHER, Inc. REIT	675,160	6,407
		166,955
Retail Free Standing (3.0%)
National Retail Properties, Inc. REIT	250,261	11,562
Realty Income Corp. REIT	41,511	2,595
Spirit Realty Capital, Inc. REIT	157,440	1,771
STORE Capital Corp. REIT	422,491	10,934
		26,862
Self Storage (6.0%)
CubeSmart REIT	105,419	3,511
Public Storage REIT	151,772	41,863
Sovran Self Storage, Inc. REIT	63,738	7,518
		52,892
Shopping Centers (9.5%)
Acadia Realty Trust REIT	39,887	1,401
Brixmor Property Group, Inc. REIT	179,060	4,588
DDR Corp. REIT	219,922	3,912
Federal Realty Investment Trust REIT	1,735	271
Kimco Realty Corp. REIT	777,306	22,371
Regency Centers Corp. REIT	423,994	31,736
Tanger Factory Outlet Centers, Inc. REIT	549,469	19,995
		84,274
Total Common Stocks (Cost $587,156)		860,614

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $23,461)	23,461,007	23,461
Total Investments (99.6%) (Cost $610,617) (f)		884,075
Other Assets in Excess of Liabilities (0.4%)		3,428
Net Assets (100.0%)		$887,503

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2016.
(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a current cost basis of approximately $45,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $7,563,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $467,000. At March 31, 2016, these securities had an aggregate market value of approximately $15,494,000, representing 1.8% of net assets.

(d)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $15,494,000, representing 1.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $284,866,000 and the aggregate gross unrealized depreciation is approximately $11,408,000 resulting in net unrealized appreciation of approximately $273,458,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	18.9%
Apartments	17.9
Office	12.2
Other*	11.3
Lodging/Resorts	10.7
Shopping Centers	9.5
Health Care	6.9
Diversified	6.6
Self Storage	6.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (94.1%)
Angola (0.8%)
Sovereign (0.8%)
Republic of Angola,
9.50%, 11/12/25 (a)		$210	$192

Argentina (3.6%)
Corporate Bonds (3.6%)
IRSA Propiedades Comerciales SA,
8.75%, 3/23/23 (a)		350	351
YPF SA,
8.88%, 12/19/18		460	479
			830
Brazil (4.9%)
Corporate Bond (0.4%)
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (a)		419	96

Sovereign (4.5%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/19	BRL	1,216	237
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25		1,385	311
Brazilian Government International Bond,
4.88%, 1/22/21		$311	315
5.00%, 1/27/45		238	192
			1,055
			1,151
Chile (1.8%)
Corporate Bonds (1.8%)
Cencosud SA,
6.63%, 2/12/45		260	246
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (a)		200	186
			432
China (2.1%)
Corporate Bond (2.1%)
KWG Property Holding Ltd.,
8.25%, 8/5/19		450	480

Colombia (5.4%)
Corporate Bonds (1.8%)
Ecopetrol SA,
5.88%, 5/28/45		26	21
Millicom International Cellular SA,
6.63%, 10/15/21		400	404
			425
Sovereign (3.6%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	254,000	71

5.00%, 6/15/45		$266	249
11.75%, 2/25/20		116	153
Colombian TES,
10.00%, 7/24/24	COP	797,300	299
11.00%, 7/24/20		210,000	79
			851
			1,276
Dominican Republic (2.4%)
Sovereign (2.4%)
Dominican Republic International Bond,
6.85%, 1/27/45 (a)		$460	458
7.45%, 4/30/44 (a)		100	105
			563
Hungary (0.7%)
Sovereign (0.7%)
Hungary Government Bond,
3.00%, 6/26/24	HUF	30,220	112
5.50%, 6/24/25		10,780	48
			160
India (3.9%)
Corporate Bonds (3.9%)
ABJA Investment Co. Pte Ltd.,
5.95%, 7/31/24		$450	421
Greenko Dutch BV,
8.00%, 8/1/19		450	481
			902
Indonesia (9.0%)
Corporate Bonds (5.8%)
Jababeka International BV,
7.50%, 9/24/19		460	462
MPM Global Pte Ltd.,
6.75%, 9/19/19		450	445
Pakuwon Prima Pte Ltd.,
7.13%, 7/2/19		450	459
			1,366
Sovereign (3.2%)
Indonesia Treasury Bond,
9.00%, 3/15/29	IDR	9,462,000	757
			2,123
Ivory Coast (1.9%)
Sovereign (1.9%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (a)		$200	185
5.75%, 12/31/32		274	254
			439

Jamaica (1.7%)
Corporate Bond (1.7%)
Digicel Group Ltd.,
8.25%, 9/30/20		460	397

Kazakhstan (1.9%)
Corporate Bond (1.9%)
Zhaikmunai LLP,
7.13%, 11/13/19		550	437

Kenya (1.8%)
Sovereign (1.8%)
Kenya Government International Bond,
6.88%, 6/24/24 (a)		450	426

Malaysia (3.1%)
Sovereign (3.1%)
Malaysia Government Bond,
3.39%, 3/15/17	MYR	208	54
3.66%, 10/15/20		675	175
3.96%, 9/15/25		1,020	264
4.16%, 7/15/21		215	57
4.18%, 7/15/24		430	112
4.50%, 4/15/30		245	65
			727
Mexico (12.6%)
Corporate Bonds (4.5%)
Alfa SAB de CV,
6.88%, 3/25/44		$200	201
Cemex Finance LLC,
9.38%, 10/12/22		400	442
Southern Copper Corp.,
7.50%, 7/27/35		400	420
			1,063
Sovereign (8.1%)
Mexican Bonos,
10.00%, 12/5/24	MXN	8,245	614
Series M
8.00%, 6/11/20		5,600	358
Petroleos Mexicanos,
3.50%, 1/30/23		$79	72
4.88%, 1/24/22		560	557
6.88%, 8/4/26 (a)		260	282
			1,883
			2,946
Namibia (1.0%)
Sovereign (1.0%)
Namibia International Bonds,
5.25%, 10/29/25 (a)		232	225

Nigeria (1.8%)
Corporate Bond (1.8%)
GTB Finance BV,
6.00%, 11/8/18		450	421

Pakistan (2.1%)
Sovereign (2.1%)
Islamic Republic of Pakistan,
8.25%, 9/30/25 (a)		450	481

Peru (0.5%)
Sovereign (0.5%)
Peruvian Government International Bond (Units),
6.95%, 8/12/31 (b)	PEN	380	112

Philippines (4.6%)
Corporate Bonds (4.6%)
Petron Corp.,
7.50%, 8/6/18 (c)(d)		$480	504
Royal Capital B.V.,
5.50%, 5/5/21 (c)(d)		570	567
			1,071
Poland (3.0%)
Sovereign (3.0%)
Poland Government Bond,
3.25%, 7/25/25	PLN	1,075	301
4.00%, 10/25/23		915	270
5.75%, 10/25/21 — 9/23/22		400	128
			699
Romania (2.5%)
Sovereign (2.5%)
Romania Government Bond,
4.75%, 2/24/25	RON	2,005	568
5.85%, 4/26/23		50	15
			583
Russia (3.6%)
Sovereign (3.6%)
Russian Federal Bond - OFZ,
6.20%, 1/31/18	RUB	5,172	73
6.80%, 12/11/19		22,100	306
7.00%, 8/16/23		3,397	46
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22		$400	411
			836
South Africa (5.7%)
Sovereign (5.7%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		500	464
South Africa Government Bond,
6.75%, 3/31/21	ZAR	1,170	73
8.00%, 1/31/30		12,621	757
10.50%, 12/21/26		600	44
			1,338

Thailand (1.4%)
Sovereign (1.4%)
Thailand Government Bond,
3.63%, 6/16/23	THB	10,100	327

Turkey (2.7%)
Sovereign (2.7%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	365	113
8.00%, 3/12/25		60	19
9.00%, 3/8/17 — 7/24/24		1,168	404
10.40%, 3/20/24		290	107
			643
Ukraine (1.9%)
Sovereign (1.9%)
Ukraine Government International Bond,
7.75%, 9/1/26		$500	444

United Arab Emirates (2.0%)
Corporate Bond (2.0%)
MAF Global Securities Ltd.,
7.13%, 10/29/18 (c)(d)		450	475

Venezuela (3.0%)
Sovereign (3.0%)
Petroleos de Venezuela SA,
6.00%, 11/15/26		2,222	691

Zambia (0.7%)
Sovereign (0.7%)
Zambia Government International Bond,
8.50%, 4/14/24		200	166
Total Fixed Income Securities (Cost $22,214)			21,993

	No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (d)(e) (Cost $—)	495		2

	Shares		Value (000)
Short-Term Investments (4.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $770)	769,661		770

	Face Amount (000)		Value (000)
Sovereign (1.0%)
Argentina (1.0%)
Letras del Banco Central de la República Argentina,
36.75%, 4/13/16	ARS	470	32
37.00%, 4/13/16	830		56
37.50%, 4/13/16	470		32
37.80%, 4/13/16	940		63
37.90%, 4/13/16	470		32
38.00%, 4/13/16	390		26
Total Sovereign (Cost $240)			241
Total Short-Term Investments (Cost $1,010)			1,011
Total Investments (98.4%) (Cost $23,224) (g)(h)			23,006
Other Assets in Excess of Liabilities (1.6%)			367
Net Assets (100.0%)			$23,373

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Consists of one or more classes of securities traded together as a unit.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2016.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.
(e)	Security has been deemed illiquid at March 31, 2016.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $699,000 and the aggregate gross unrealized depreciation is approximately $917,000 resulting in net unrealized depreciation of approximately $218,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	PHP	2,900		$63	4/1/16	$— @
JPMorgan Chase Bank NA	PHP	9,600		$207	4/1/16	(2)
JPMorgan Chase Bank NA	PHP	6,700		$146	4/1/16	— @
JPMorgan Chase Bank NA		$141	PHP	6,700	4/1/16	4
JPMorgan Chase Bank NA		$62	PHP	2,900	4/1/16	1
JPMorgan Chase Bank NA		$209	PHP	9,600	4/1/16	(— @)
JPMorgan Chase Bank NA	BRL	459		$114	4/4/16	(13)
JPMorgan Chase Bank NA	BRL	472		$117	4/4/16	(15)
JPMorgan Chase Bank NA	BRL	310		$84	4/4/16	(2)
JPMorgan Chase Bank NA	BRL	210		$58	4/4/16	(— @)
JPMorgan Chase Bank NA	BRL	421		$116	4/4/16	(1)
JPMorgan Chase Bank NA	BRL	240		$66	4/4/16	(1)
JPMorgan Chase Bank NA	BRL	199		$53	4/4/16	(2)
JPMorgan Chase Bank NA	BRL	170		$45	4/4/16	(3)
JPMorgan Chase Bank NA	BRL	170		$47	4/4/16	(— @)
JPMorgan Chase Bank NA	BRL	250		$69	4/4/16	(1)
JPMorgan Chase Bank NA	BRL	218		$61	4/4/16	1
JPMorgan Chase Bank NA	BRL	1,530		$430	4/4/16	4
JPMorgan Chase Bank NA	BRL	260		$73	4/4/16	1
JPMorgan Chase Bank NA	BRL	395		$111	4/4/16	1
JPMorgan Chase Bank NA	BRL	253		$71	4/4/16	1
JPMorgan Chase Bank NA	BRL	235		$66	4/4/16	1
JPMorgan Chase Bank NA	BRL	180		$51	4/4/16	1
JPMorgan Chase Bank NA	BRL	210		$59	4/4/16	1
JPMorgan Chase Bank NA	BRL	240		$67	4/4/16	1
JPMorgan Chase Bank NA	BRL	400		$112	4/4/16	1
JPMorgan Chase Bank NA	BRL	820		$223	4/4/16	(5)
JPMorgan Chase Bank NA	BRL	200		$55	4/4/16	(1)
JPMorgan Chase Bank NA	INR	11,500		$172	4/4/16	(2)
JPMorgan Chase Bank NA	INR	7,500		$113	4/4/16	(— @)
JPMorgan Chase Bank NA	INR	4,000		$60	4/4/16	(— @)
JPMorgan Chase Bank NA		$118	BRL	421	4/4/16	(1)
JPMorgan Chase Bank NA		$87	BRL	310	4/4/16	(1)
JPMorgan Chase Bank NA		$67	BRL	240	4/4/16	(1)
JPMorgan Chase Bank NA		$59	BRL	210	4/4/16	(1)
JPMorgan Chase Bank NA		$56	BRL	199	4/4/16	(1)
JPMorgan Chase Bank NA		$129	BRL	459	4/4/16	(1)
JPMorgan Chase Bank NA		$133	BRL	472	4/4/16	(1)
JPMorgan Chase Bank NA		$56	BRL	200	4/4/16	(1)
JPMorgan Chase Bank NA		$65	BRL	253	4/4/16	5
JPMorgan Chase Bank NA		$70	BRL	260	4/4/16	3
JPMorgan Chase Bank NA		$57	BRL	210	4/4/16	1
JPMorgan Chase Bank NA		$65	BRL	240	4/4/16	2
JPMorgan Chase Bank NA		$48	BRL	180	4/4/16	2
JPMorgan Chase Bank NA		$109	BRL	400	4/4/16	2
JPMorgan Chase Bank NA		$416	BRL	1,530	4/4/16	9
JPMorgan Chase Bank NA		$109	BRL	395	4/4/16	1
JPMorgan Chase Bank NA		$65	BRL	235	4/4/16	1
JPMorgan Chase Bank NA		$60	BRL	218	4/4/16	— @
JPMorgan Chase Bank NA		$48	BRL	170	4/4/16	(— @)
JPMorgan Chase Bank NA		$230	BRL	820	4/4/16	(2)
JPMorgan Chase Bank NA		$48	BRL	170	4/4/16	(— @)

JPMorgan Chase Bank NA		$70	BRL	250	4/4/16	(1)
JPMorgan Chase Bank NA		$112	INR	7,500	4/4/16	2
JPMorgan Chase Bank NA		$60	INR	4,000	4/4/16	1
JPMorgan Chase Bank NA		$173	INR	11,500	4/4/16	— @
JPMorgan Chase Bank NA	MYR	500		$121	4/11/16	(7)
JPMorgan Chase Bank NA	MYR	465		$114	4/11/16	(5)
JPMorgan Chase Bank NA	MYR	460		$112	4/11/16	(6)
JPMorgan Chase Bank NA	MYR	230		$55	4/11/16	(4)
JPMorgan Chase Bank NA	MYR	480		$120	4/11/16	(3)
JPMorgan Chase Bank NA	RUB	7,200		$104	4/11/16	(3)
JPMorgan Chase Bank NA		$205	MYR	840	4/11/16	10
JPMorgan Chase Bank NA		$114	MYR	470	4/11/16	6
JPMorgan Chase Bank NA		$121	MYR	500	4/11/16	7
JPMorgan Chase Bank NA		$114	MYR	470	4/11/16	7
JPMorgan Chase Bank NA		$40	RUB	2,900	4/11/16	3
JPMorgan Chase Bank NA		$44	RUB	3,000	4/11/16	— @
JPMorgan Chase Bank NA	EUR	100		$111	4/15/16	(3)
JPMorgan Chase Bank NA		$112	EUR	100	4/15/16	2
JPMorgan Chase Bank NA	ARS	806		$53	4/18/16	(1)
JPMorgan Chase Bank NA	ARS	456		$30	4/18/16	(1)
JPMorgan Chase Bank NA	ARS	456		$30	4/18/16	(1)
JPMorgan Chase Bank NA	ARS	458		$31	4/18/16	(— @)
JPMorgan Chase Bank NA	ARS	381		$25	4/18/16	(—)
JPMorgan Chase Bank NA	ARS	918		$61	4/18/16	(1)
JPMorgan Chase Bank NA	COP	106,000		$33	4/18/16	(2)
JPMorgan Chase Bank NA	COP	87,000		$29	4/18/16	(— @)
JPMorgan Chase Bank NA	COP	177,000		$58	4/18/16	(1)
JPMorgan Chase Bank NA	MXN	4,847		$274	4/18/16	(6)
JPMorgan Chase Bank NA	MXN	890		$51	4/18/16	(1)
JPMorgan Chase Bank NA	PEN	190		$57	4/18/16	(— @)
JPMorgan Chase Bank NA		$8	CLP	5,500	4/18/16	— @
JPMorgan Chase Bank NA		$61	COP	190,000	4/18/16	2
JPMorgan Chase Bank NA		$60	COP	180,000	4/18/16	— @
JPMorgan Chase Bank NA		$112	MXN	2,000	4/18/16	3
JPMorgan Chase Bank NA		$109	MXN	1,900	4/18/16	— @
JPMorgan Chase Bank NA		$22	PEN	75	4/18/16	— @
JPMorgan Chase Bank NA		$59	PEN	200	4/18/16	1
JPMorgan Chase Bank NA	TRY	93		$32	4/22/16	(1)
JPMorgan Chase Bank NA		$122	TRY	350	4/22/16	2
JPMorgan Chase Bank NA	IDR	1,350,000		$100	4/25/16	(1)
JPMorgan Chase Bank NA	RON	1,409		$354	4/25/16	(5)
JPMorgan Chase Bank NA	THB	4,100		$116	4/25/16	(1)
JPMorgan Chase Bank NA		$263	HUF	73,609	4/25/16	4
JPMorgan Chase Bank NA		$80	IDR	1,054,000	4/25/16	(— @)
JPMorgan Chase Bank NA		$112	IDR	1,500,000	4/25/16	— @
JPMorgan Chase Bank NA		$121	IDR	1,600,000	4/25/16	(1)
JPMorgan Chase Bank NA		$64	PLN	243	4/25/16	1
JPMorgan Chase Bank NA		$23	RON	92	4/25/16	— @
JPMorgan Chase Bank NA		$364	THB	12,700	4/25/16	(3)
JPMorgan Chase Bank NA		$114	THB	4,000	4/25/16	(— @)
JPMorgan Chase Bank NA	ZAR	2,344		$152	4/25/16	(6)
JPMorgan Chase Bank NA		$207	PHP	9,600	4/28/16	2
JPMorgan Chase Bank NA		$171	INR	11,500	4/29/16	2
JPMorgan Chase Bank NA	BRL	250		$69	5/3/16	(— @)
JPMorgan Chase Bank NA	BRL	200		$54	5/3/16	(2)
JPMorgan Chase Bank NA	BRL	255		$69	5/3/16	(1)
JPMorgan Chase Bank NA		$221	BRL	820	5/3/16	5
JPMorgan Chase Bank NA		$56	BRL	210	5/3/16	2
JPMorgan Chase Bank NA		$57	BRL	210	5/3/16	1
JPMorgan Chase Bank NA		$69	BRL	250	5/3/16	— @
JPMorgan Chase Bank NA		$59	BRL	211	5/3/16	(1)
JPMorgan Chase Bank NA		$29	COP	87,000	5/4/16	— @
						$(19)

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	59.1%
Corporate Bonds	36.5
Other*	4.4
Total Investments	100.0	%**

*    Industries and/or investment types representing less than 5% of total investments.

**  Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $19,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (83.8%)
Argentina (3.3%)
Banco Macro SA ADR	5,490	$354
BBVA Banco Frances SA ADR	15,536	310
		664
Bangladesh (1.6%)
Brac Bank Ltd. (a)	167,528	95
Olympic Industries Ltd.	63,768	239
		334
Brazil (4.9%)
Adecoagro SA (a)	20,420	236
Raia Drogasil SA	32,741	475
Ser Educacional SA (b)	102,002	300
		1,011
China (16.5%)
Bitauto Holdings Ltd. ADR (a)	12,800	317
Canvest Environmental Protection Group Co., Ltd. (a)(c)	1,023,000	473
CT Environmental Group Ltd. (c)(d)	1,282,000	377
Dawnrays Pharmaceutical Holdings Ltd. (c)	388,000	310
Fu Shou Yuan International Group Ltd. (c)	595,000	426
Ourgame International Holdings Ltd. (c)(d)	457,000	256
TAL Education Group ADR (a)	8,700	432
Wisdom Sports Group (c)	842,000	280
Yestar International Holdings Co., Ltd. (c)	1,195,000	504
		3,375
Egypt (2.9%)
Credit Agricole Egypt SAE	79,501	211
Edita Food Industries SAE GDR (a)	11,111	173
Integrated Diagnostics Holdings PLC (a)(b)	40,527	199
		583
Indonesia (4.1%)
Jasa Marga Persero Tbk PT (a)	891,900	363
Matahari Department Store Tbk PT	341,300	473
		836
Kenya (1.5%)
East African Breweries Ltd.	111,000	312

Korea, Republic of (11.2%)
Boryung Pharmaceutical Co., Ltd.	7,487	363
Daewon Pharmaceutical Co., Ltd.	24,243	422
Fila Korea Ltd.	2,534	211
Hansae Co., Ltd.	4,557	226
Hyundai Development Co-Engineering & Construction	6,178	248
LIG Nex1 Co., Ltd.	3,565	329
Loen Entertainment, Inc. (a)	4,136	282
Nasmedia Co., Ltd.	5,041	215
		2,296

Mexico (5.4%)
Banregio Grupo Financiero SAB de CV	81,882	477
Credito Real SAB de CV SOFOM ER	130,005	275
Grupo Aeroportuario del Centro Norte SAB de CV (a)	59,673	343
		1,095
Pakistan (2.9%)
Habib Bank Ltd.	171,400	280
Maple Leaf Cement Factory Ltd.	366,000	322
		602
Philippines (3.5%)
Puregold Price Club, Inc.	425,200	336
Rizal Commercial Banking Corp.	580,800	379
		715
Poland (3.4%)
CCC SA	5,843	250
KRUK SA	4,578	221
LPP SA	148	218
		689
Romania (3.1%)
Banca Transilvania SA (a)	518,496	355
BRD-Groupe Societe Generale SA (a)	105,652	282
		637
South Africa (5.6%)
AVI Ltd.	65,014	383
Famous Brands Ltd.	34,338	272
Life Healthcare Group Holdings Ltd.	200,815	485
		1,140
Taiwan (5.9%)
Chailease Holding Co., Ltd.	187,000	326
Eclat Textile Co., Ltd.	32,735	431
Ginko International Co., Ltd.	24,000	239
Grape King Bio Ltd.	36,000	206
		1,202
Thailand (5.5%)
Carabao Group PCL (Foreign) (d)	212,600	243
Mega Lifesciences PCL (Foreign)	657,100	318
Minor International PCL (Foreign)	301,200	317
Robinson Department Store PCL (Foreign)	177,400	253
		1,131
Turkey (2.5%)
Tat Gida Sanayi AS (a)	115,822	244
Tofas Turk Otomobil Fabrikasi AS	32,149	261
		505
Total Common Stocks (Cost $16,186)		17,127

Participation Notes (10.8%)
India (8.3%)
Credit Analysis & Research Ltd., Equity Linked Notes, expires 4/18/19 (a)	15,805	224
LIC Housing Finance Ltd., Equity Linked Notes, expires 12/29/17 (a)	41,150	306
Natco Pharma Ltd., Equity Linked Notes, expires 12/29/17 (a)	36,163	225
Redington India Ltd., Equity Linked Notes, expires 12/29/17 (a)	173,188	300
SKS Microfinance Ltd., Equity Linked Notes, expires 11/5/18 (a)	55,133	455
Voltas Ltd., Equity Linked Notes, expires 11/21/19 (a)	43,746	184
		1,694
Vietnam (2.5%)
Bank for Foreign Trade of Vietnam JSC, Equity Linked Notes, expires 12/17/18 (a)	162,590	299
Masan Group Corp., Equity Linked Notes, expires 12/10/18 (a)	64,880	208
		507
Total Participation Notes (Cost $2,385)		2,201

Investment Companies (4.8%)
India (2.3%)
iShares MSCI India Small-Cap ETF	15,341	469

United States (2.5%)
iShares MSCI Emerging Markets Small-Cap ETF	12,313	508
Total Investment Companies (Cost $992)		977

Short-Term Investments (1.3%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	182,205	182

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $13; fully collateralized by a U.S. Government obligation; 4.50% due 8/15/39; valued at $14)	$13	13
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $19; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $19)	19	19
		32
Total Securities held as Collateral on Loaned Securities (Cost $214)		214

	Shares
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $70)	70,338	70
Total Short-Term Investments (Cost $284)		284

Total Investments (100.7%) (Cost $19,847) Including $311 of Securities Loaned (f)	20,589
Liabilities in Excess of Other Assets (-0.7%)	(152)
Net Assets (100.0%)	$20,437

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security trades on the Hong Kong exchange.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $311,000 and $360,000, respectively. The Portfolio received cash collateral of approximately $257,000, of which approximately $214,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $43,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $103,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,556,000 and the aggregate gross unrealized depreciation is approximately $814,000 resulting in net unrealized appreciation of approximately $742,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	53.4%
Banks	14.9
Food Products	7.3
Pharmaceuticals	6.9
Textiles, Apparel & Luxury Goods	6.6
Diversified Consumer Services	5.7
Diversified Financial Services	5.2
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (80.6%)
China (42.0%)
58.com, Inc. ADR (a)	2,331	$130
Autohome, Inc. ADR (a)	3,134	88
China Resources Beer Holdings Company Ltd. (b)	110,000	205
Ctrip.com International Ltd. ADR (a)	3,504	155
Foshan Haitian Flavouring & Food Co., Ltd., Class A	33,400	158
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	44,100	99
JD.com, Inc. ADR (a)	7,579	201
Jiangsu Hengrui Medicine Co., Ltd., Class A	29,700	217
Kweichow Moutai Co., Ltd., Class A	5,800	222
TAL Education Group ADR (a)	8,929	444
Tencent Holdings Ltd. (b)	20,100	410
		2,329
Hong Kong (4.6%)
AIA Group Ltd.	44,800	254

India (4.9%)
HDFC Bank Ltd. ADR	4,450	274

Korea, Republic of (16.3%)
Amorepacific Corp.	639	216
Loen Entertainment, Inc. (a)	2,379	163
Medy-Tox, Inc.	619	239
Osstem Implant Co., Ltd. (a)	2,047	141
ViroMed Co., Ltd. (a)	1,078	145
		904
Philippines (3.1%)
Universal Robina Corp.	35,970	170

Taiwan (2.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	161

United States (6.8%)
Cognizant Technology Solutions Corp., Class A (a)	6,017	377
Total Common Stocks (Cost $4,535)		4,469

Participation Notes (13.6%)
China (12.0%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/23/17 (a)	27,441	283
Midea Group Co., Ltd., Class A, Equity Linked Notes, expires 1/6/20 (a)	29,300	140
Suofeiya Home Collection Co., Ltd, Equity Linked Notes, expires 4/25/17 (a)	17,900	120
Zhejiang Supor Cookware Co., Ltd., Class A, Equity Linked Notes, expires 12/24/18 (a)	25,200	121
		664
India (1.6%)
Monsanto India Ltd., Equity Linked Notes, expires 12/29/17 (a)	3,570	89
Total Participation Notes (Cost $758)		753

	Notional Amount (000)	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY February 2017 @ CNY 8.70, Royal Bank of Scotland	102	—	@
USD/CNY June 2016 @ CNY 7.55, Royal Bank of Scotland	195	—	@
Total Call Options Purchased (Cost $3)		—	@

	Shares
Short-Term Investment (5.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $314)	314,354	314
Total Investments (99.9%) (Cost $5,610) (d)		5,536
Other Assets in Excess of Liabilities (0.1%)		5
Net Assets (100.0%)		$5,541

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $157,000 and the aggregate gross unrealized depreciation is approximately $231,000 resulting in net unrealized depreciation of approximately $74,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.0%
Internet Software & Services	11.4
Beverages	9.1
Diversified Consumer Services	8.0
Food Products	7.7
Biotechnology	6.9
Information Technology Services	6.8
Internet & Catalog Retail	6.4
Short-Term Investment	5.7
Banks	5.0
Total Investments	100.0%

*       Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2016 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Aerospace & Defense	$308	$—	$—	$308
Air Freight & Logistics	81	—	—	81
Airlines	214	—	—	214
Auto Components	132	—	—	132
Automobiles	440	—	—	440
Banks	10,142	1	—	10,143
Biotechnology	46	—	—	46
Building Products	419	—	—	419
Capital Markets	1,002	—	—	1,002
Chemicals	625	—	—	625
Communications Equipment	195	—	—	195
Construction & Engineering	621	—	—	621
Construction Materials	309	—	—	309
Diversified Financial Services	382	—	—	382
Diversified Telecommunication Services	788	—	—	788
Electric Utilities	268	—	—	268
Electrical Equipment	326	—	—	326
Gas Utilities	40	—	—	40
Health Care Equipment & Supplies	120	—	—	120
Health Care Providers & Services	141	—	—	141
Hotels, Restaurants & Leisure	304	—	—	304
Industrial Conglomerates	334	—	—	334
Information Technology Services	529	—	—	529
Insurance	1,109	—	—	1,109
Machinery	151	—	—	151
Media	618	—	—	618
Metals & Mining	1,666	—	—	1,666
Multi-Utilities	336	—	—	336
Multi-line Retail	34	—	—	34
Oil, Gas & Consumable Fuels	1,354	—	—	1,354
Pharmaceuticals	2,558	—	—	2,558
Professional Services	501	—	—	501
Real Estate Investment Trusts (REITs)	82	—	—	82
Real Estate Management & Development	50	—	—	50
Semiconductors & Semiconductor Equipment	218	—	5	223
Software	239	—	—	239
Specialty Retail	205	—	—	205
Textiles, Apparel & Luxury Goods	404	—	—	404
Thrifts & Mortgage Finance	62	—	—	62
Trading Companies & Distributors	101	—	—	101
Transportation Infrastructure	299	—	—	299
Wireless Telecommunication Services	254	—	—	254
Total Common Stocks	28,007	1	5	28,013
Rights	—	1	—	1
Fixed Income Securities
Corporate Bonds	—	24,718	—	24,718
Sovereign	—	3,040	—	3,040
U.S. Treasury Security	—	41,540	—	41,540
Total Fixed Income Securities	—	69,298	—	69,298
Call Options Purchased	—	733	—	733
Short-Term Investments
Investment Company	162,888	—	—	162,888
U.S. Treasury Securities	—	7,118	—	7,118
Total Short-Term Investments	162,888	7,118	—	170,006
Foreign Currency Forward Exchange Contracts	—	6,334	—	6,334
Futures Contracts	1,371	—	—	1,371
Total Return Swap Agreements	—	389	—	389
Total Assets	192,266	83,874	5	276,145
Liabilities:
Call Options Written	—	(298)	—	(298)
Foreign Currency Forward Exchange Contracts	—	(4,268)	—	(4,268)
Futures Contracts	(476)	—	—	(476)
Interest Rate Swap Agreements	—	(1,508)	—	(1,508)
Total Return Swap Agreements	—	(1,598)	—	(1,598)
Total Liabilities	(476)	(7,672)	—	(8,148)
Total	$191,790	$76,202	$5	$267,997

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Multi-Asset	Common Stock (000)
Beginning Balance	$5
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—	@)
Realized gains (losses)	—
Ending Balance	$5

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$ (—	@)

@           Amount is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016.

Mult-Asset	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Semiconductors & Semiconductor Equipment

Common Stock	$5	Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		14.0%		14.0%		Decrease
			Long-Term Capital Growth	3.5%		3.5%		3.5%		Increase
			Capitalization Rate	10.5%		10.5%		10.5%		Increase
		Market Comparable Companies	Enterprise Value/EBITDA	6.2	x	7.6	x	6.4	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$2,309	$—	$—		$2,309
Air Freight & Logistics	770	—	—		770
Airlines	767	—	—		767
Auto Components	3,072	—	—		3,072
Automobiles	6,952	—	—		6,952
Banks	18,008	—	—		18,008
Beverages	6,840	—	—		6,840
Biotechnology	1,144	—	—		1,144
Building Products	2,069	—	—		2,069
Capital Markets	3,722	—	—		3,722
Chemicals	6,957	—	—		6,957
Commercial Services & Supplies	1,682	—	—		1,682
Communications Equipment	2,251	—	—		2,251
Construction & Engineering	2,352	—	—		2,352
Construction Materials	1,944	—	—		1,944
Consumer Finance	162	—	—		162
Containers & Packaging	403	—	—		403
Diversified Consumer Services	45	—	—		45
Diversified Financial Services	2,647	—	—	†	2,647	†
Diversified Telecommunication Services	7,290	—	—		7,290
Electric Utilities	1,949	—	—		1,949
Electrical Equipment	3,478	—	—		3,478
Electronic Equipment, Instruments & Components	3,827	—	—		3,827
Energy Equipment & Services	81	—	—		81
Food & Staples Retailing	4,232	—	—		4,232
Food Products	7,662	—	—		7,662
Gas Utilities	959	—	—		959
Health Care Equipment & Supplies	2,795	—	—		2,795
Health Care Providers & Services	879	—	—		879
Health Care Technology	3	—	—		3
Hotels, Restaurants & Leisure	3,405	—	—		3,405
Household Durables	4,847	—	—		4,847
Household Products	2,081	—	—		2,081
Independent Power Producers & Energy Traders	3	—	—		3
Industrial Conglomerates	3,189	—	—		3,189
Information Technology Services	1,571	—	—		1,571
Insurance	10,116	—	—		10,116
Internet & Catalog Retail	281	—	—		281
Internet Software & Services	876	—	—		876
Leisure Products	800	—	—		800
Life Sciences Tools & Services	481	—	—		481
Machinery	5,987	—	—		5,987
Marine	975	—	—		975
Media	7,198	—	—		7,198
Metals & Mining	2,857	—	—		2,857
Multi-Utilities	2,582	—	—		2,582
Multi-line Retail	1,253	—	—		1,253
Oil, Gas & Consumable Fuels	9,753	—	—		9,753
Paper & Forest Products	616	—	—		616
Personal Products	4,821	—	—		4,821
Pharmaceuticals	23,632	—	—		23,632
Professional Services	1,798	—	—		1,798
Real Estate Investment Trusts (REITs)	4,876	—	—		4,876
Real Estate Management & Development	4,169	—	—		4,169
Road & Rail	3,758	—	—		3,758
Semiconductors & Semiconductor Equipment	3,257	—	—		3,257
Software	3,053	—	—		3,053
Specialty Retail	2,273	—	—		2,273
Tech Hardware, Storage & Peripherals	1,597	—	—		1,597
Textiles, Apparel & Luxury Goods	2,684	—	—		2,684
Thrifts & Mortgage Finance	29	—	—		29
Tobacco	5,275	—	—		5,275
Trading Companies & Distributors	1,947	—	—		1,947
Transportation Infrastructure	832	—	—		832
Water Utilities	134	—	—		134
Wireless Telecommunication Services	4,051	—	—		4,051
Total Common Stocks	224,308	—	—	†	224,308	†
Short-Term Investments
Investment Company	30,055	—	—		30,055
Repurchase Agreements	—	926	—		926
Total Short-Term Investments	30,055	926	—		30,981
Foreign Currency Forward Exchange Contracts	—	524	—		524
Futures Contracts	68	—	—		68
Total Assets	254,431	1,450	—	†	255,881	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(24)	—		(24)
Futures Contracts	(383)	—	—		(383)
Total Liabilities	(383)	(24)	—		(407)
Total	$254,048	$1,426	$—	†	$255,474	†

†       Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Active International Allocation	Common Stocks (000)
Beginning Balance	$8	†
Purchases	—
Sales	(5)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	8
Realized gains (losses)	(11)
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—

†     Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asian Equity
Assets:
Common Stocks
Aerospace & Defense	$21	$—	$—	$21
Automobiles	17	—	—	17
Banks	120	—	—	120
Chemicals	22	—	—	22
Construction & Engineering	29	—	—	29
Distributors	15	—	—	15
Diversified Consumer Services	6	—	—	6
Diversified Financial Services	40	—	—	40
Diversified Telecommunication Services	40	—	—	40
Electric Utilities	14	—	—	14
Electronic Equipment, Instruments & Components	41	—	—	41
Food Products	26	—	—	26
Health Care Providers & Services	16	—	—	16
Hotels, Restaurants & Leisure	7	13	—	20
Household Durables	22	—	—	22
Industrial Conglomerates	69	—	—	69
Insurance	46	—	—	46
Internet & Catalog Retail	9	—	—	9
Internet Software & Services	146	—	—	146
Machinery	8	—	—	8
Media	15	—	—	15
Multi-Utilities	11	—	—	11
Multi-line Retail	12	—	—	12
Personal Products	22	—	—	22
Pharmaceuticals	25	—	—	25
Real Estate Management & Development	40	4	—	44
Semiconductors & Semiconductor Equipment	59	—	—	59
Specialty Retail	9	—	—	9
Tech Hardware, Storage & Peripherals	109	—	—	109
Textiles, Apparel & Luxury Goods	62	—	—	62
Transportation Infrastructure	30	—	—	30
Wireless Telecommunication Services	33	—	—	33
Total Common Stocks	1,141	17	—	1,158
Investment Company	77	—	—	77
Participation Notes	—	60	—	60
Short-Term Investment
Investment Company	31	—	—	31
Total Assets	$1,249	$77	$—	$1,326

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Asian Equity	Common Stock (000)
Beginning Balance	$42
Purchases	—
Sales	(19)
Amortization of discount	—
Transfers in	—
Transfers out	(12)
Corporate actions	—
Change in unrealized appreciation (depreciation)	17
Realized gains (losses)	(28)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$17

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Aerospace & Defense	$7,674	$—	$—	$7,674
Airlines	4,350	—	—	4,350
Automobiles	14,688	—	—	14,688
Banks	134,917	12,064	—	146,981
Beverages	19,210	—	—	19,210
Chemicals	14,179	—	—	14,179
Construction & Engineering	14,273	—	—	14,273
Construction Materials	28,960	—	—	28,960
Consumer Finance	10,243	—	—	10,243
Diversified Consumer Services	2,709	—	—	2,709
Diversified Financial Services	21,046	—	—	21,046
Diversified Telecommunication Services	16,942	—	—	16,942
Electric Utilities	6,462	—	—	6,462
Electronic Equipment, Instruments & Components	16,364	—	—	16,364
Food & Staples Retailing	24,605	—	—	24,605
Food Products	26,769	—	—	26,769
Health Care Providers & Services	4,516	—	—	4,516
Hotels, Restaurants & Leisure	7,652	4,719	—	12,371
Household Durables	23,949	—	—	23,949
Independent Power Producers & Energy Traders	2,289	—	—	2,289
Industrial Conglomerates	32,171	—	—	32,171
Insurance	28,114	—	—	28,114
Internet & Catalog Retail	5,395	—	—	5,395
Internet Software & Services	71,435	—	—	71,435
Machinery	18,749	—	—	18,749
Media	19,791	—	—	19,791
Metals & Mining	2,083	—	—	2,083
Multi-line Retail	17,530	—	—	17,530
Oil, Gas & Consumable Fuels	23,375	—	—	23,375
Paper & Forest Products	8,143	—	—	8,143
Personal Products	16,292	—	—	16,292
Pharmaceuticals	11,927	—	—	11,927
Professional Services	6,381	—	—	6,381
Real Estate Management & Development	5,942	5,590	—	11,532
Road & Rail	1,847	—	—	1,847
Semiconductors & Semiconductor Equipment	32,410	—	—	32,410
Software	6,280	—	—	6,280
Specialty Retail	3,305	—	—	3,305
Tech Hardware, Storage & Peripherals	47,054	—	—	47,054
Textiles, Apparel & Luxury Goods	33,814	—	—	33,814
Trading Companies & Distributors	1,993	—	—	1,993
Transportation Infrastructure	9,150	—	—	9,150
Wireless Telecommunication Services	37,574	—	—	37,574
Total Common Stocks	842,552	22,373	—	864,925
Investment Company	—	3,540	—	3,540
Short-Term Investments
Investment Company	41,654	—	—	41,654
Repurchase Agreements	—	2,983	—	2,983
Total Short-Term Investments	41,654	2,983	—	44,637
Foreign Currency Forward Exchange Contract	—	20	—	20
Total Assets	884,206	28,916	—	913,122
Liabilities:
Foreign Currency Forward Exchange Contract	—	(500)	—	(500)
Total	$884,206	$28,416	$—	$912,622

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Emerging Markets	Common Stock (000)
Beginning Balance	$3,114
Purchases	—
Sales	(1,193)
Amortization of discount	—
Transfers in	—
Transfers out	(1,061)
Corporate actions	—
Change in unrealized appreciation (depreciation)	(149)
Realized gains (losses)	(711)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(149)

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$3,616	$—	$—	$3,616
Beverages	3,790	—	—	3,790
Food & Staples Retailing	1,910	—	—	1,910
Food Products	1,156	—	—	1,156
Health Care Providers & Services	1,092	—	—	1,092
Hotels, Restaurants & Leisure	2,694	—	—	2,694
Insurance	1,968	—	—	1,968
Internet Software & Services	1,609	—	—	1,609
Media	1,174	—	—	1,174
Multi-line Retail	1,229	—	—	1,229
Professional Services	1,278	—	—	1,278
Textiles, Apparel & Luxury Goods	2,721	—	—	2,721
Tobacco	1,022	—	—	1,022
Total Common Stocks	25,259	—	—	25,259
Participation Notes	—	3,754	—	3,754
Short-Term Investment
Investment Company	1,861	—	—	1,861
Total Assets	$27,120	$3,754	$—	$30,874

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$4,095	$—	$—	$4,095
Airlines	11,096	—	—	11,096
Banks	287,573	—	—	287,573
Beverages	31,483	—	—	31,483
Construction Materials	45,919	—	—	45,919
Diversified Financial Services	14,690	—	—	14,690
Diversified Telecommunication Services	12,100	—	—	12,100
Electric Utilities	9,699	—	—	9,699
Electrical Equipment	8,824	—	—	8,824
Food & Staples Retailing	9,227	—	—	9,227
Food Products	61,182	22,621	—	83,803
Health Care Providers & Services	23,340	—	—	23,340
Industrial Conglomerates	6,109	—	—	6,109
Internet Software & Services	9,055	—	—	9,055
Pharmaceuticals	10,716	—	—	10,716
Wireless Telecommunication Services	34,333	—	—	34,333
Total Common Stocks	579,441	22,621	—	602,062
Participation Notes	—	8,935	—	8,935
Short-Term Investment
Investment Company	14,960	—	—	14,960
Total Assets	$594,401	$31,556	$—	$625,957

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Aerospace & Defense	$224	$—	$—	$224
Beverages	698	—	—	698
Diversified Financial Services	354	—	—	354
Food Products	840	—	—	840
Household Products	160	—	—	160
Information Technology Services	326	—	—	326
Internet & Catalog Retail	662	—	—	662
Internet Software & Services	1,278	—	—	1,278
Media	66	—	—	66
Personal Products	258	—	—	258
Pharmaceuticals	169	—	—	169
Professional Services	97	—	—	97
Specialty Retail	481	—	—	481
Tech Hardware, Storage & Peripherals	293	—	—	293
Textiles, Apparel & Luxury Goods	448	—	—	448
Total Common Stocks	6,354	—	—	6,354
Call Option Purchased	—	2	—	2
Short-Term Investment
Investment Company	69	—	—	69
Total Assets	$6,423	$2	$—	$6,425

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Aerospace & Defense	$1,154	$—	$—	$1,154
Auto Components	59	—	—	59
Capital Markets	117	—	—	117
Commercial Services & Supplies	265	—	—	265
Construction Materials	111	—	—	111
Diversified Consumer Services	160	—	—	160
Diversified Financial Services	137	—	—	137
Health Care Equipment & Supplies	214	—	—	214
Hotels, Restaurants & Leisure	122	—	—	122
Household Durables	207	—	—	207
Industrial Conglomerates	498	—	—	498
Information Technology Services	465	—	—	465
Insurance	349	—	—	349
Internet & Catalog Retail	206	—	—	206
Internet Software & Services	642	—	30	672
Machinery	2,860	—	—	2,860
Media	626	—	—	626
Oil, Gas & Consumable Fuels	196	—	—	196
Real Estate Management & Development	126	—	—	126
Textiles, Apparel & Luxury Goods	1,299	—	—	1,299
Transportation Infrastructure	599	—	—	599
Total Common Stocks	10,412	—	30	10,442
Preferred Stocks	—	—	484	484
Convertible Preferred Stock	—	—	3	3
Participation Note	5	—	—	5
Call Options Purchased	42	—	—	42
Short-Term Investments
Investment Companies	1,164	—	—	1,164
Repurchase Agreements	—	31	—	31
Total Short-Term Investments	1,164	31	—	1,195
Total Assets	$11,623	$31	$517	$12,171

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$39	$578	$4
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(9)	(94)	(1)
Realized gains (losses)	—	—	—
Ending Balance	$30	$484	$3

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$(9)	$(94)	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Discovery	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Hotels, Restaurants & Leisure
Preferred Stock	$63	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5	x	12.2	x	4.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$141	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.4	x	18.4	x	15.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$168	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1	x	5.8	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Common Stock	$30	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
Convertible Preferred Stock	$3		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.5	x	16.1	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stocks	$47	Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.0x		7.7x		7.7x		Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$30	Discounted Cash Flow	Weighted Average Cost of Capital	19.5%		21.5%		20.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.0	x	38.9	x	6.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$35	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.2	x	11.3	x	10.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$24,642	$—	$—	$24,642
Diversified Financial Services	6,414	—	—	6,414
Food Products	58,229	—	—	58,229
Household Products	54,303	—	—	54,303
Industrial Conglomerates	7,577	—	—	7,577
Information Technology Services	80,677	—	—	80,677
Media	85,394	—	—	85,394
Personal Products	86,766	—	—	86,766
Pharmaceuticals	12,733	—	—	12,733
Professional Services	13,153	—	—	13,153
Software	81,746	—	—	81,746
Textiles, Apparel & Luxury Goods	10,809	—	—	10,809
Tobacco	149,711	—	—	149,711
Total Common Stocks	672,154	—	—	672,154
Short-Term Investment
Investment Company	18,816	—	—	18,816
Total Assets	$690,970	$—	$—	$690,970

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Aerospace & Defense	$254	$—	$—	$254
Beverages	28	—	—	28
Capital Markets	32	—	—	32
Chemicals	29	—	—	29
Construction Materials	21	—	—	21
Diversified Consumer Services	28	—	—	28
Diversified Financial Services	90	—	—	90
Food Products	71	—	—	71
Health Care Equipment & Supplies	95	—	—	95
Health Care Technology	4	—	—	4
Hotels, Restaurants & Leisure	25	—	—	25
Household Durables	96	—	—	96
Industrial Conglomerates	101	—	—	101
Information Technology Services	78	—	—	78
Insurance	155	—	—	155
Internet & Catalog Retail	41	—	—	41
Internet Software & Services	90	—	—	90
Machinery	226	—	—	226
Media	131	—	—	131
Metals & Mining	111	—	—	111
Oil, Gas & Consumable Fuels	33	—	—	33
Real Estate Management & Development	13	—	—	13
Software	34	—	—	34
Specialty Retail	21	—	—	21
Textiles, Apparel & Luxury Goods	189	—	—	189
Transportation Infrastructure	128	—	—	128
Total Common Stocks	2,124	—	—	2,124
Participation Note	1	—	—	1
Short-Term Investment
Investment Company	3	—	—	3
Total Assets	$2,128	$—	$—	$2,128

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Beverages	$11,526	$—		$—		$11,526
Biotechnology	19,376	—		—		19,376
Capital Markets	21,088	—		—		21,088
Chemicals	3,917	—		—		3,917
Diversified Consumer Services	31,775	—		—		31,775
Food & Staples Retailing	8,857	—		—		8,857
Food Products	17,988	—		—		17,988
Information Technology Services	147,908	—		—		147,908
Internet & Catalog Retail	68,383	—		—		68,383
Internet Software & Services	98,885	—		—		98,885
Media	19,751	—		—		19,751
Multi-Utilities	—	—		—	†	—	†
Personal Products	12,996	—		—		12,996
Pharmaceuticals	13,041	—		—		13,041
Road & Rail	27,806	—		—		27,806
Semiconductors & Semiconductor Equipment	10,971	—		—		10,971
Software	10,057	—		—		10,057
Textiles, Apparel & Luxury Goods	30,049	—		—		30,049
Transportation Infrastructure	6,131	—		—		6,131
Total Common Stocks	560,505	—		—	†	560,505	†
Preferred Stocks	—	—		14,460		14,460
Convertible Preferred Stock	—	—	@	—		—	@
Participation Notes	—	21,396		—		21,396
Call Option Purchased	—	136		—		136
Short-Term Investment
Investment Company	19,602	—		—		19,602
Total Assets	$580,107	$21,532		$14,460	†	$616,099	†

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$14,915
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(455)
Realized gains (losses)	—		—
Ending Balance	$—	†	$14,460

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—		$(455)

†                 Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016.

Global Opportunity	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$3,156	Market Transaction Method	Precedent Transaction	$23.03	$23.03	$23.03	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.0%	29.0%	28.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.0x	29.0x	16.9x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease
Internet & Catalog Retail
Preferred Stocks	$2,874	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.4x	18.4x	15.9x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$197	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1x	5.8x	3.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$8,233	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$648,260	$—	$—	†	$648,260	†
Health Care	88,495	—	—		88,495
Industrial	84,649	—	603		85,252
Lodging/Resorts	142,348	—	—		142,348
Mixed Industrial/Office	31,574	—	—		31,574
Office	323,771	—	—		323,771
Residential	325,680	—	—		325,680
Retail	663,862	—	—		663,862
Self Storage	82,753	—	—		82,753
Total Common Stocks	2,391,392	—	603	†	2,391,995	†
Short-Term Investment
Investment Company	42,970	—	—		42,970
Total Assets	$2,434,362	$—	$603	†	$2,434,965	†

†       Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)
Beginning Balance	$603	†
Purchases	22
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(22)
Realized gains (losses)	—
Ending Balance	$603	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(22)

†              Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016.

Global Real Estate	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stock	$603	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$217	$—	$—	$217
Diversified Financial Services	74	—	—	74
Food Products	737	—	—	737
Household Products	873	—	—	873
Industrial Conglomerates	458	—	—	458
Information Technology Services	1,410	—	—	1,410
Insurance	215	—	—	215
Internet Software & Services	694	—	—	694
Media	1,563	—	—	1,563
Personal Products	1,268	—	—	1,268
Pharmaceuticals	2,321	—	—	2,321
Professional Services	524	—	—	524
Semiconductors & Semiconductor Equipment	109	—	—	109
Software	1,273	—	—	1,273
Textiles, Apparel & Luxury Goods	188	—	—	188
Tobacco	2,212	—	—	2,212
Total Common Stocks	14,136	—	—	14,136
Short-Term Investment
Investment Company	285	—	—	285
Total Assets	$14,421	$—	$—	$14,421

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$1,166	$—	$—	$1,166
Biotechnology	274	—	—	274
Capital Markets	517	—	—	517
Diversified Consumer Services	610	—	—	610
Diversified Telecommunication Services	132	—	—	132
Electric Utilities	295	—	—	295
Energy Equipment & Services	208	—	—	208
Food Products	1,418	—	—	1,418
Household Products	480	—	—	480
Information Technology Services	1,789	—	—	1,789
Insurance	388	—	—	388
Internet & Catalog Retail	553	—	—	553
Internet Software & Services	433	—	—	433
Marine	278	—	—	278
Media	235	—	—	235
Pharmaceuticals	261	—	—	261
Real Estate Management & Development	254	—	—	254
Road & Rail	831	—	—	831
Semiconductors & Semiconductor Equipment	334	—	—	334
Software	269	—	—	269
Textiles, Apparel & Luxury Goods	1,547	—	—	1,547
Transportation Infrastructure	146	—	—	146
Total Common Stocks	12,418	—	—	12,418
Participation Notes	—	143	—	143
Call Option Purchased	—	3	—	3
Short-Term Investments
Investment Companies	657	—	—	657
Repurchase Agreements	—	25	—	25
Total Short-Term Investments	657	25	—	682
Total Assets	$13,075	$171	$—	$13,246

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$49,349	$—	$—	$49,349
Auto Components	102,995	—	—	102,995
Automobiles	54,525	—	—	54,525
Banks	219,785	—	—	219,785
Beverages	105,248	—	—	105,248
Capital Markets	58,494	—	—	58,494
Chemicals	104,576	—	—	104,576
Commercial Services & Supplies	5,534	—	—	5,534
Construction Materials	94,424	—	—	94,424
Diversified Telecommunication Services	131,299	—	—	131,299
Electronic Equipment, Instruments & Components	164,125	—	—	164,125
Food Products	190,367	—	—	190,367
Household Durables	26,520	—	—	26,520
Household Products	203,434	—	—	203,434
Industrial Conglomerates	41,268	—	—	41,268
Insurance	361,319	—	—	361,319
Machinery	9,120	—	—	9,120
Media	162,500	—	—	162,500
Metals & Mining	80,441	—	—	80,441
Oil, Gas & Consumable Fuels	89,316	—	—	89,316
Personal Products	348,261	—	—	348,261
Pharmaceuticals	650,942	—	—	650,942
Professional Services	58,149	—	—	58,149
Real Estate Management & Development	47,273	—	—	47,273
Semiconductors & Semiconductor Equipment	31,335	—	—	31,335
Software	72,297	—	—	72,297
Tobacco	469,583	—	—	469,583
Trading Companies & Distributors	176,824	—	—	176,824
Total Common Stocks	4,109,303	—	—	4,109,303
Short-Term Investments
Investment Company	124,626	—	—	124,626
Repurchase Agreements	—	9,531	—	9,531
Total Short-Term Investments	124,626	9,531	—	134,157
Total Assets	4,233,929	9,531	—	4,243,460
Liabilities:
Foreign Currency Forward Exchange Contract	—	(2,131)	—	(2,131)
Total	$4,233,929	$7,400	$—	$4,241,329

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
International Opportunity
Assets:
Common Stocks
Banks	$1,555	$—		$—		$1,555
Beverages	2,291	—		—		2,291
Biotechnology	3,282	—		—		3,282
Capital Markets	3,020	—		—		3,020
Diversified Consumer Services	4,434	—		—		4,434
Food & Staples Retailing	1,400	—		—		1,400
Food Products	5,185	—		—		5,185
Health Care Equipment & Supplies	1,212	—		—		1,212
Household Products	1,514	—		—		1,514
Information Technology Services	12,152	—		—		12,152
Insurance	1,458	—		—		1,458
Internet & Catalog Retail	4,184	—		—		4,184
Internet Software & Services	5,285	—		—		5,285
Media	3,125	—		—		3,125
Multi-Utilities	—	—		—	†	—	†
Personal Products	1,470	—		—		1,470
Pharmaceuticals	1,474	—		—		1,474
Real Estate Management & Development	1,251	—		—		1,251
Road & Rail	3,871	—		—		3,871
Semiconductors & Semiconductor Equipment	1,861	—		—		1,861
Software	2,275	—		—		2,275
Textiles, Apparel & Luxury Goods	8,374	—		—		8,374
Transportation Infrastructure	814	—		—		814
Total Common Stocks	71,487	—		—	†	71,487	†
Preferred Stock	—	—		140		140
Convertible Preferred Stock	—	—	@	—		—	@
Participation Notes	—	2,967		—		2,967
Call Option Purchased	—	9		—		9
Short-Term Investments
Investment Company	2,013	—		—		2,013
Repurchase Agreements	—	464		—		464
Total Short-Term Investments	2,013	464		—		2,477
Total Assets	$73,500	$3,440		$140	†	$77,080	†

@	Value is less than $500.
†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Preferred Stock (000)

Beginning Balance	$—	†	$165
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(25)
Realized gains (losses)	—		—
Ending Balance	$—	†	$140

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—		$(25)

†                      Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016.

International Opportunity	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Internet & Catalog Retail

Preferred Stock	$140	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1	x	5.8	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$44,393	$—	$—	†	$44,393	†
Industrial	3,879	—	—		3,879
Mixed Industrial/Office	492	—	—		492
Office	13,598	—	—		13,598
Residential	3,980	—	—		3,980
Retail	18,522	—	—		18,522
Total Common Stocks	84,864	—	—	†	84,864	†
Short-Term Investment
Investment Company	611	—	—		611
Total Assets	$85,475	$—	$—	†	$85,475	†

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—

†  Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$5,912	$—	$—	$5,912
Communications	45,812	—	—	45,812
Diversified	18,388	—	—	18,388
Electricity Transmission & Distribution	37,803	—	—	37,803
Oil & Gas Storage & Transportation	115,130	—	—	115,130
PPA Contracted Renewables	33,980	—	—	33,980
Railroads	1,571	—	—	1,571
Toll Roads	36,430	—	—	36,430
Water	21,872	—	—	21,872
Total Common Stocks	316,898	—	—	316,898
Right	—	827	—	827
Short-Term Investments
Investment Companies	30,565	—	—	30,565
Repurchase Agreements	—	4,314	—	4,314
Total Short-Term Investments	30,565	4,314	—	34,879
Total Assets	$347,463	$5,141	$—	$352,604

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$3,371	$—	$—	$3,371
Beverages	3,973	—	—	3,973
Diversified Financial Services	5,687	—	—	5,687
Food Products	9,347	—	—	9,347
Household Products	1,053	—	—	1,053
Information Technology Services	5,451	—	—	5,451
Internet & Catalog Retail	6,158	—	—	6,158
Internet Software & Services	12,808	—	—	12,808
Life Sciences Tools & Services	1,112	—	—	1,112
Media	1,675	—	—	1,675
Personal Products	1,052	—	—	1,052
Pharmaceuticals	3,067	—	—	3,067
Software	1,073	—	—	1,073
Specialty Retail	5,327	—	—	5,327
Tech Hardware, Storage & Peripherals	4,730	—	—	4,730
Textiles, Apparel & Luxury Goods	1,081	—	—	1,081
Total Common Stocks	66,965	—	—	66,965
Call Option Purchased	—	17	—	17
Short-Term Investment
Investment Company	3,248	—	—	3,248
Total Assets	$70,213	$17	$—	$70,230

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$149,729	$—	$—	$149,729
Beverages	98,467	—	—	98,467
Biotechnology	35,532	—	—	35,532
Consumer Finance	34,114	—	—	34,114
Diversified Financial Services	122,365	—	—	122,365
Electrical Equipment	8,603	—	—	8,603
Food & Staples Retailing	50,746	—	—	50,746
Food Products	115,143	—	—	115,143
Health Care Equipment & Supplies	157,430	—	—	157,430
Health Care Technology	54,043	—	—	54,043
Information Technology Services	268,431	—	—	268,431
Internet & Catalog Retail	538,105	—	—	538,105
Internet Software & Services	732,423	—	—	732,423
Life Sciences Tools & Services	159,255	—	—	159,255
Pharmaceuticals	103,279	—	—	103,279
Software	292,944	—	—	292,944
Tech Hardware, Storage & Peripherals	257,019	—	—	257,019
Textiles, Apparel & Luxury Goods	54,333	—	—	54,333
Total Common Stocks	3,231,961	—	—	3,231,961
Preferred Stocks	—	—	132,495	132,495
Call Option Purchased	—	1,666	—	1,666
Short-Term Investments
Investment Companies	231,813	—	—	231,813
Repurchase Agreements	—	32,697	—	32,697
Total Short-Term Investments	231,813	32,697	—	264,510
Total Assets	$3,463,774	$34,363	$132,495	$3,630,632

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$13,688	$142,388
Purchases	—	—
Sales	(16,333)	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	7,093	(9,893)
Realized gains (losses)	(4,448)	—
Ending Balance	$—	$132,495

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—	$(9,893)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Growth	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$18,703	Market Transaction Method	Precedent Transaction	$23.03		$23.03		$23.03		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.0	x	29.0	x	16.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$37,213	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.4	x	18.4	x	15.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$18,266	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1	x	5.8	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$54,173	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase

Internet Software & Services
Preferred Stock	$4,140	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.5	x	16.1	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Aerospace & Defense	$466		$—	$—	$466
Auto Components	18		—	—	18
Automobiles	77		—	—	77
Beverages	7		—	—	7
Chemicals	108		—	—	108
Commercial Services & Supplies	77		—	—	77
Diversified Financial Services	167		—	—	167
Health Care Equipment & Supplies	165		—	—	165
Health Care Technology	6		—	—	6
Hotels, Restaurants & Leisure	43		—	—	43
Household Durables	143		—	—	143
Industrial Conglomerates	160		—	—	160
Information Technology Services	158		—	—	158
Insurance	310		—	—	310
Internet Software & Services	203		—	—	203
Leisure Products	40		—	—	40
Machinery	566		—	—	566
Media	208		—	—	208
Metals & Mining	38		—	—	38
Software	72		—	—	72
Specialty Retail	6		—	—	6
Trading Companies & Distributors	154		—	—	154
Transportation Infrastructure	67		—	—	67
Total Common Stocks	3,259		—	—	3,259
Warrant	—	@	—	—	—	@
Short-Term Investments
Investment Companies	479		—	—	479
Repurchase Agreements	—		29	—	29
Total Short-Term Investments	479		29	—	508
Total Assets	$3,738		$29	$—	$3,767

@            Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Aerospace & Defense	$46,759	$—		$—		$46,759
Air Freight & Logistics	28,718	—		—		28,718
Biotechnology	34,302	—		—		34,302
Capital Markets	39,549	—		—		39,549
Chemicals	10,232	—		—		10,232
Consumer Finance	29,818	—		—		29,818
Electronic Equipment, Instruments & Components	12,554	—		—		12,554
Health Care Equipment & Supplies	10,024	—		—		10,024
Health Care Providers & Services	18,408	—		—		18,408
Health Care Technology	111,214	—		—		111,214
Hotels, Restaurants & Leisure	84,434	—		—		84,434
Internet & Catalog Retail	58,515	—		—		58,515
Internet Software & Services	231,351	—		—		231,351
Machinery	90,885	—		—		90,885
Multi-line Retail	13,199	—		—		13,199
Multi-Utilities	—	—		—	†	—	†
Professional Services	70,474	—		—		70,474
Software	80,031	—		—		80,031
Specialty Retail	80,154	—		—		80,154
Total Common Stocks	1,050,621	—		—	†	1,050,621	†
Preferred Stocks	—	—		83,236		83,236
Convertible Preferred Stock	—	—	@	—		—	@
Participation Note	768	—		—		768
Promissory Notes	—	—		540		540
Call Option Purchased	—	903		—		903
Short-Term Investments
Investment Companies	237,816	—		—		237,816
Repurchase Agreements	—	40,280		—		40,280
Total Short-Term Investments	237,816	40,280		—		278,096
Total Assets	$1,289,205	$41,183		$83,776	†	$1,414,164	†

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stocks (000)		Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$7,611	†	$99,647	$540
Purchases	—		—	—
Sales	(9,081)		—	—
Amortization of discount	—		—	(1)
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	(1,782)		(16,411)	1
Realized gains (losses)	3,252		—	—
Ending Balance	$—	†	$83,236	$540

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—		$(16,411)	$1

†   Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Small Company Growth	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Health Care Technology
Preferred Stock	$4,969	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.6	x	13.0	x	13.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Hotels, Restaurants & Leisure
Preferred Stock	$15,136	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5	x	12.2	x	4.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet & Catalog Retail
Preferred Stock	$36,678	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1	x	5.8	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Preferred Stocks	$7,530	Discounted Cash Flow	Weighted Average Cost of Capital	23.5%		25.5%		24.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.3	x	16.8	x	13.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$149	Discounted Cash Flow	Weighted Average Cost of Capital	19.5%		21.5%		20.5%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1	x	3.2	x	2.1	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Preferred Stock - Escrow	$10		Discount for Escrow	54.8%		54.8%		54.8%		Decrease

Promissory Note	$531	Market Transaction	Valuation at Issuance as a Percentage of Principal	100.0%		100.0%		100%		Increase
			Cost of Debt	14.3%		14.3%		14.3%		Decrease
			Valuation as a Percentage of Principal	66.9%		66.9%		66.9%		Increase
Promissory Note - Escrow	$9	Market Transaction	Valuation as a Percentage of Principal	30.2%	30.2%		30.2%			Increase

Software
Preferred Stocks	$13,157	Discounted Cash Flow	Weighted Average Cost of Capital	18.5%	20.5%		19.5%			Decrease
			Perpetual Growth Rate	3.0%	4.0%		3.5%			Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.0	x	7.7	x	7.7	x	Increase
			Discount for Lack of Marketability	20.0%	20.0%		20.0%			Decrease

	$5,438	Discounted Cash Flow	Weighted Average Cost of Capital	19.5%	21.5%		20.5%			Decrease
			Perpetual Growth Rate	3.0%	4.0%		3.5%			Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.0	x	38.9	x	6.9	x	Increase
			Discount for Lack of Marketability	20.0%	20.0%		20.0%			Decrease

Tobacco
Preferred Stock	$169	Market Transaction Method	Pending Transaction	$0.10		$0.10		$0.10		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%	29.5%		28.5%			Decrease
			Perpetual Growth Rate	2.5%	3.5%		3.0%			Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.9	x	6.5	x	0.9	x	Increase
			Discount for Lack of Marketability	20.0%	20.0%		20.0%			Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$157,929	$—	$—	$157,929
Data Centers	4,123	—	—	4,123
Diversified	58,385	—	—	58,385
Health Care	61,076	—	—	61,076
Industrial	31,633	—	10,451	42,084
Lodging/Resorts	94,454	—	—	94,454
Manufactured Homes	3,463	—	—	3,463
Office	103,074	—	5,043	108,117
Regional Malls	166,955	—	—	166,955
Retail Free Standing	26,862	—	—	26,862
Self Storage	52,892	—	—	52,892
Shopping Centers	84,274	—	—	84,274
Total Common Stocks	845,120	—	15,494	860,614
Short-Term Investment
Investment Company	23,461	—	—	23,461
Total Assets	$868,581	$—	$15,494	$884,075

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$15,704
Purchases	95
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(206)
Change in unrealized appreciation (depreciation)	(99)
Realized gains (losses)	—
Ending Balance	$15,494

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(99)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016.

U.S. Real Estate	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$10,451	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

Office
Common Stocks	$5,043	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,395	$—	$8,395
Sovereign	—	13,598	—	13,598
Total Fixed Income Securities	—	21,993	—	21,993
Warrant	—	2	—	2
Short-Term Investments
Investment Company	770	—	—	770
Sovereign	—	241	—	241
Total Short-Term Investments	770	241	—	1,011
Foreign Currency Forward Exchange Contracts	—	107	—	107
Total Assets	770	22,343	—	23,113
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(126)	—	(126)
Total	$770	$22,217	$—	$22,987

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Aerospace & Defense	$329	$—	$—	$329
Automobiles	261	—	—	261
Banks	2,743	—	—	2,743
Beverages	312	243	—	555
Commercial Services & Supplies	504	—	—	504
Construction & Engineering	248	—	—	248
Construction Materials	322	—	—	322
Consumer Finance	496	—	—	496
Diversified Consumer Services	1,158	—	—	1,158
Diversified Financial Services	326	—	—	326
Food & Staples Retailing	811	—	—	811
Food Products	1,275	—	—	1,275
Health Care Equipment & Supplies	239	—	—	239
Health Care Providers & Services	684	—	—	684
Hotels, Restaurants & Leisure	272	317	—	589
Independent Power Producers & Energy Traders	473	—	—	473
Internet Software & Services	317	—	—	317
Media	777	—	—	777
Multi-line Retail	473	253	—	726
Personal Products	206	—	—	206
Pharmaceuticals	1,095	318	—	1,413
Software	256	—	—	256
Textiles, Apparel & Luxury Goods	1,336	—	—	1,336
Transportation Infrastructure	706	—	—	706
Water Utilities	377	—	—	377
Total Common Stocks	15,996	1,131	—	17,127
Participation Notes	—	2,201	—	2,201
Investment Companies	977	—	—	977
Short-Term Investments
Investment Company	252	—	—	252
Repurchase Agreements	—	32	—	32
Total Short-Term Investments	252	32	—	284
Total Assets	$17,225	$3,364	$—	$20,589

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$274	$—		$—	$274
Beverages	222	—		—	222
Biotechnology	384	—		—	384
Diversified Consumer Services	444	—		—	444
Food & Staples Retailing	205	—		—	205
Food Products	427	—		—	427
Health Care Equipment & Supplies	141	—		—	141
Information Technology Services	377	—		—	377
Insurance	254	—		—	254
Internet & Catalog Retail	356	—		—	356
Internet Software & Services	628	—		—	628
Media	163	—		—	163
Personal Products	216	—		—	216
Pharmaceuticals	217	—		—	217
Semiconductors & Semiconductor Equipment	161	—		—	161
Total Common Stocks	4,469	—		—	4,469
Participation Notes	—	753		—	753
Call Options Purchased	—	—	@	—	—	@
Short-Term Investment
Investment Company	314	—		—	314
Total Assets	$4,783	$753		$—	$5,536

@   Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at March 31, 2016. The value of the transfer was approximately as follows:

Multi-Asset
$1,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities transferred from Level 2 to Level 1. Securities that were valued using significant other inputs at December 31, 2015 were valued using unadjusted quoted prices at March 31, 2016. The values of the transfers were approximately as follows:

Active International Allocation	Emerging Markets	Global Discovery	Global Insight
$221,968,000	$696,791,000	$3,326,000	$875,000

Global Opportunity	Global Real Estate	International Advantage	International Opportunity
$182,596,000	$1,026,360,000	$8,028,000	$37,163,000

Global Infrastructure	Asia Opportunity	Global Franchise	Multi-Asset
$114,130,000	$2,659,000	$322,337,000	$14,772,000

Small Company Growth	Global Advantage	Insight	International Equity
$31,306,000	$955,000	$67,000	$3,941,603,000

Emerging Markets Small Cap	International Real Estate	Asian Equity	Global Quality
$12,367,000	$84,115,000	$989,000	$6,364,000

Frontier Emerging Markets	Emerging Markets Leaders
$453,672,000	$20,266,000

At March 31, 2016, the Fund held a security that transferred from Level 3 to Level 1. This security was valued using significant unobservable inputs at December 31, 2015 and was valued using unadjusted quoted prices at March 31, 2016. The values of the transfer were approximately as follows:

Asian Equity	Emerging Markets
$12,000	$1,061,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016